As filed with the Securities and Exchange Commission on November 28, 2018

Securities Act File No. 333-200831

Investment Company Act File No. 811-10145

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

(CHECK APPROPRIATE BOX OR BOXES)

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 35	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 59	☒

BAILLIE GIFFORD FUNDS

(Exact name of Registrant as Specified in Charter)

Calton Square

1 Greenside Row

Edinburgh, Scotland, UK EH1 3AN

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (011-44-131-275-2000)

Gareth Griffiths

Calton Square

1 Greenside Row

Edinburgh, Scotland

United Kingdom EH1 3AN

(Name and Address of Agent for Service)

COPY TO:

George Raine, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

It is proposed that this filing will become effective (check appropriate box):

☐                 Immediately upon filing pursuant to paragraph (b)

☒               On November 29, 2018 pursuant to paragraph (b)

☐                 60 days after filing pursuant to paragraph (a)(1)

☐                 On [date] pursuant to paragraph (a)(1)

☐                 75 days after filing pursuant to paragraph (a)(2)

☐                 On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐                 This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment is being filed to register Class K and Institutional Class shares of The Multi Asset Fund (the “Fund”), a series of Baillie Gifford Funds (the “Trust”). The Fund is a new series of the Trust. This Post-Effective Amendment relates only to the Fund and does not supersede or amend disclosure in the Trust’s registration statement relating to any other series or class of shares of the Trust.

Baillie Gifford Funds – The Multi Asset Fund

Prospectus

November 29, 2018

Classes of Shares

Class K	Institutional Class
BGBKK	BGBIX

Neither the Securities and Exchange Commission nor the Commodity Futures Trading Commission has approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

The fund listed above (the "Fund" ) may offer multiple classes of shares. This Prospectus covers only Class K and Institutional Class shares of the Fund.

Table of Contents

  Fund Summary
    Principal Investment Strategies
    Additional Investment Strategies
    Principal Investment Risks
    Fund Management
      Investment Manager
      Investment Team
    Shares
      Share Classes
      How Shares are Priced
      How to Buy Shares
      Restrictions on Buying Shares
      Buying, Selling, and Exchanging Shares through Financial Intermediaries
      How to Sell Shares
      Share Dividends and Distributions
      Tax
    Financial Highlights
    Historical Performance Information for Substantially Similar Accounts
    Contacts and Further Information

  Fund Summary

  Investment Objective

  The Multi Asset Fund seeks long-term capital growth at lower volatility than is typically associated with equity markets.

  Fees and Expenses

  The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

  Shareholder Fees

  (Fees paid directly from your investment)

Class K	Institutional Class
None	None
  Annual Fund Operating Expenses

  (Expenses that you pay each year as a percentage of the value of your investment)

	Class K	Institutional Class
Management Fees(a)	0.50%	0.50%
Distribution (12b-1) Fees	None	None
Other Expenses(b)	1.16%	1.31%
Acquired Fund Fees and Expenses (b)	0.26%	0.26%
Total Annual Fund Operating Expenses	1.92%	2.07%
Fee Waiver and/or Expense Reimbursement(c)(d)	-1.12%	-1.12%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c)(d)	0.80%	0.95%

  (a) The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited (the "Manager").

  (b) Other Expenses and Acquired Fund Fees and Expenses for Class K and Institutional Class shares have been estimated for the current fiscal year based on estimated Fund assets of $25 million, the minimum initial investment amount for Class K shares. Other Expenses for Institutional Class include estimated sub-accounting expenses of 0.15%.

  (c) The Manager has contractually agreed to irrevocably waive a portion of its Management Fee in an amount equal to 100% of the management fee paid by any Affiliated Acquired Fund with respect to Fund assets invested in such Affiliated Acquired Fund. For purposes of this waiver, "Affiliated Acquired Fund" means any pooled investment vehicle that is managed by the Manager or by any of its affiliates and that pays a management fee. This contractual agreement (the "Affiliated Fund Waiver") has an indefinite term for so long as the Fund's investment advisory agreement and related contractual arrangements remain in full force and effect, and it may only be terminated by the Board of Trustees of the Trust. It is estimated that as a result of the Affiliated Fund Waiver the Fund will bear Acquired Fund Fees and Expenses of 0.15%.

  (d) The Manager has contractually agreed to waive its fees and/or bear other expenses of the Fund through April 30, 2020 to the extent that the Fund's Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses, Acquired Fund Fees and Expenses and extraordinary expenses) exceed 0.65% for Class K and Institutional Class shares, after taking into account the Affiliated Fund Waiver. This contractual agreement (the "Fee Waiver") may only be terminated by the Board of Trustees of the Trust.

  Example of Expenses

  The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example below also applies the Affiliated Fund Waiver to each period listed in the table and applies the Fee Waiver to the first year of each period listed in the table.

  Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

	Class K	Institutional Class
1 Year	$82	$97
3 Years	$471	$517

  Portfolio Turnover

  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Total Annual Fund Operating Expenses" or in the Example above, affect the Fund's performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate.

  Principal Investment Strategies

  The Fund will seek to meet its objective by investing in a portfolio diversified across a broad range of asset classes, markets and instruments.

  The asset classes from which the Fund will select vary over time and, under normal circumstances, may include:

    Listed Equities – The Fund may invest in common stocks, preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in initial public offerings ( "IPOs"). The Fund may invest in issuers located in emerging markets and frontier markets.

    Investment Grade and High Yield Credit – The Fund may invest in high yield debt securities issued by companies rated below investment-grade and unrated securities of comparable credit quality (commonly known as "high-yield bonds" or "junk bonds"), as well as debt securities issued by companies with investment-grade credit ratings.

    Emerging and Developed Market Government Bonds – The Fund may invest in bonds issued by governments of both developed and emerging market economies. These may be denominated in the currency of the issuing country, or some other currency such as U.S. dollars.

    Real Estate – The Fund may seek exposure to commercial and residential property.

    Infrastructure – Under normal circumstances, the Fund expects to gain exposure to infrastructure assets primarily through investments in equity or debt instruments issued by companies, including those in regulated industries, or government-backed projects involved in the provision of a broad range of essential public services such as schools, transport projects or energy generation.

    Structured Finance – The Fund may invest in various securitized debt instruments to gain exposure to various asset classes such as, but not limited to, commercial or residential mortgages or corporate loans. Such instruments will be regularly traded, rated tranches of collateralized loan obligations, mortgage-backed securities and asset-backed securities.

    Commodities – The Fund may seek exposure to a variety of commodities, including industrial or precious metals and other energy or agricultural commodities.

    Absolute Return – The Fund may make absolute-return-related investments, which include a wide range of instruments with low or negative correlation to broad economic or market risk, including volatility futures and other pooled investment vehicles employing managed futures or merger arbitrage strategies.

    Currencies – The  Fund may engage in active currency investing aimed at generating positive returns, as well as in currency hedging.

    Cash – The Fund may invest a portion of its assets in cash or cash equivalents, including money market funds or short-term commercial paper.

  At any given time, the Fund may be invested in only a sub-set of the asset classes listed above. In order to gain exposure to these asset classes, the Fund may hold or otherwise invest in U.S. or non-U.S. equity securities, bonds and other transferable securities, other U.S. or non-U.S. investment companies, exchange-traded funds ( "ETFs"), real estate investment trusts ("REITs"), forwards, options (puts and calls), swaps, exchange-traded notes, certificates or other exchange-traded or over-the-counter financial or commodities-linked derivatives, asset-backed securities and other structured finance instruments and depositary receipts. The Fund may seek short exposure to specific securities, industry sectors, currencies, commodities, or other investments through the use of futures contracts, swap agreements or other derivative positions. When investing in debt, the Fund may invest in debt securities of any maturity, duration or credit quality.

  The Fund intends to gain exposure to certain asset classes by investing a substantial portion of its assets in other U.S. or non-U.S. pooled investment vehicles, including, without limitation, ETFs, REITs, non-U.S. open-end funds regulated in Luxembourg (SICAVs) and Ireland (UCITS and QIFs), and closed-end funds organized and regulated in such domiciles as Singapore, Jersey, Guernsey and the U.K. ( "Underlying Funds" ). The Underlying Funds will include investment vehicles sponsored or managed by, or otherwise affiliated with, the Manager, including without limitation other U.S. mutual funds or ETFs.

  The portfolio managers select asset classes without regard to a benchmark, focusing instead on absolute return and risk metrics. The portfolio managers take an active, flexible approach to asset allocation, adjusting the mix of asset classes in response to long- and short-term opportunities in an effort to reduce overall volatility and/or increase returns. The portfolio managers make allocation decisions across asset classes primarily based on an analysis of the long-term expected returns, correlations and risk factors associated with each asset class. The portfolio managers continuously monitor and may adjust the Fund's portfolio in light of the risk characteristics of the Fund's investments as may be observed at the portfolio, asset class and/or instrument levels. The portfolio managers may use  proprietary or third-party quantitative risk models to help evaluate and manage the overall volatility of the portfolio and to identify the volatility contributions of specific instruments or asset classes. The portfolio managers seek to achieve strong absolute returns and low volatility over the long term, generally 5 year rolling periods.

  There is no fixed asset allocation target for the Fund's portfolio and the allocation among asset classes is expected to vary significantly over time. The portfolio managers continually review and adjust the Fund's investment allocation in light of changing valuations, market conditions and other events that may affect the risk or expected return of the portfolio. The Fund is expected to be invested in at least five asset classes, not including cash, at all times.

  The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may make substantial use of derivatives, including volatility futures, equity indexed futures, currency forwards, interest rate swaps, and total return swaps.

  Principal Risks

  The Fund's net asset value and returns will be impacted by the performance of the underlying investments of the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may consequently lose money by investing in the Fund.

  The principal risks of investing in the Fund (in alphabetical order) are:

    Asset Allocation Risk – The Fund's investment performance depends upon the successful allocation of the Fund's assets among asset classes, geographical regions, industry sectors, and specific issuers and investments. There is no guarantee that the Fund's allocation techniques and decisions will produce the desired results. It is possible to lose money on an investment in the Fund as a result of these allocation decisions.

    Commodities Risk – Commodity prices can have greater volatility than investments in traditional securities, and exposure to commodities can cause the net asset value of the Fund's shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.

    Conflicts of Interest Risk – The Manager's relationships with the Fund's institutional investor base may give rise to various conflicts of interest, since the Manager will sometimes have an incentive to favor those shareholders over other shareholders in the Fund. In addition, the Manager serves as investment adviser to various clients other than the Fund, some of whom may pursue strategies that are substantially similar or nearly identical to investment strategies pursued by the Fund. This "side-by-side" management may give rise to various conflicts of interest, including, for example, in connection with the fair allocation of trades among the Manager's clients or the sharing of different, more, or more timely information regarding investment performance, portfolio holdings, strategy developments and/or the Manager's general market outlook.

    Counterparty and Third Party Risk – Transactions involving a counterparty to a derivative or other instrument, or to a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty and third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

    Credit Risk – The Fund could lose money if the issuer or guarantor of a debt security or other instrument is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer, guarantor or obligor to make timely payments of interest and/or principal.

    Currency and Currency Hedging Risk – The Fund could lose value if it invests in foreign currencies or securities denominated in foreign currencies which decline in value relative to the U.S. Dollar, or if it invests in products to reduce this exposure, and those products lose value. The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. Similarly, the Fund may realize a loss if the Fund hedges exposure to a non-U.S. currency, and this non-U.S. currency increases in value, relative to the U.S. dollar. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

    Debt Securities Risk – The values of debt securities may decrease as a result of many factors, including general market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments, illiquidity in debt securities markets, prepayments of principal, and slower-than-expected principal payments. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.

    Derivatives Risk – Investing in derivative instruments involves the risk that these instruments' values may not move as expected relative to the values of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, counterparty risk, and liquidity risk.

    Emerging Markets Risk – To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

    Equity Securities Risk – Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer.

    Frontier Markets Risk – Investments in frontier markets may be more volatile and less liquid than investments in more developed markets or in other emerging market countries. Emerging markets risk may be especially heightened in frontier markets.

    Hedging Risk – In managing the Fund, the Manager may (but will not necessarily) engage in hedging transactions. The success of the Fund's hedging strategies will depend, in part, upon the Manager's ability to assess correctly the degree of correlation between the performance of the instruments used in a hedging strategy and the performance of the investments being hedged. A hedging strategy may not work the way the Manager expects and there is no guarantee that any hedging strategy used by the Fund will be successful.

    High Yield Investments Risk – Securities rated below investment-grade and unrated securities of comparable credit quality (commonly known as "high-yield bonds" or "junk bonds") lack strong investment characteristics, are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments, and are subject to greater levels of credit, liquidity and market risk than higher-rated securities.

    Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund's service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

    Infrastructure Investments Risk – Infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, insurance costs, costs associated with environmental and other regulations, the effects of an economic slowdown, surplus capacity or technological obsolescence, industry competition, labor relations, rate caps or rate changes, uncertainties concerning availability of fuel at reasonable prices, the effects of energy conservation policies, natural disasters, terrorist attacks and other factors. Certain infrastructure-related entities, particularly telecommunications and utilities companies, are subject to extensive regulation by various governmental authorities. There is also the risk that corruption may negatively affect publicly funded infrastructure projects, especially in emerging markets, resulting in delays and cost overruns.

    Interest Rate Risk – Debt and other securities and derivative instruments may decline in value due to increases in interest rates and/or prepayment. The risk associated with increases in interest rates is generally greater for funds investing in fixed income securities with longer durations, and in some cases, the duration of fixed income securities can increase.

    IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

    Large Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

    Liquidity Risk – The Fund's investments may be subject to low trading volume, lack of a market maker, contractual lock-in periods or regulatory restrictions, and the Fund may hold large positions in particular securities. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. Certain investments in alternative asset classes may be less liquid than traditional equity securities. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. In some cases, due to unanticipated levels of illiquidity the Fund may seek to meet its redemption obligations wholly or in part by distributions of assets in-kind.

    Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over the short term, and the Fund may not perform as expected in the long term.  An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations in the value of the Fund's portfolio, including short-term losses.

    Market Risk – The value of the Fund's investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund's shares.

    Market Disruption and Geopolitical Risk – The value of the Fund's investments could be adversely affected by events that disrupt securities markets and adversely affect global markets and by changes in non-U.S. and U.S. economic and political conditions.

    Modeling Risk – The Manager uses quantitative models as one way to enhance returns and manage risk. Any imperfections, errors or limitations in these models could limit any benefit to the Fund from the use of the models, or could result in incorrect outputs or in investment outcomes different from or opposite to those expected or desired by the Manager. These models may make simplifying assumptions that limit their effectiveness and may draw from historical data that does not adequately identify or reflect factors necessary to an appropriate or useful output. There can be no assurance that the models will behave as expected in all market conditions.

    Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

    Over-the-Counter Risk – Securities and derivatives traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup.

    Real Estate Securities Risk – There are special risks associated with investment in securities of companies engaged in real property markets, including REITs. An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including market risk, interest rate risk and credit risk. REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. If the Fund concentrates its investments in the real estate industry, its portfolio may be more volatile compared to a portfolio with investments in a greater mix of different industries.

    Service Provider Risk – The Fund will be affected by the Manager's investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

    Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.

    Short Position Risk – The Fund may incur losses on a short position if the value of the reference instrument increases after the time the Fund has entered into the short position. The loss from a short position is potentially unlimited; the Fund may lose more money than the actual cost of the short position. There can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price. The Fund's short positions may result in the creation of leverage in the Fund, which can exaggerate the Fund's losses, and also may involve credit and counterparty risk. The Fund's short positions may limit its ability to benefit fully from increases in the relevant securities markets.

    Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

    Structured Finance Securities Risk – Holders of structured finance securities bear the risks of the underlying investments, index or reference obligation and are subject to counterparty risk. Payment streams associated with structured finance securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, creditworthiness of any credit-support provider, and reliability of various other service providers with access to the payment stream), and a problem in any of these factors can lead to a reduction in the payment stream the Manager expected the Fund to receive when the Fund purchased the structured finance security.

    Tax Risk – The Fund's pursuit of its investment strategies will potentially be limited by the Fund's intention to qualify for special tax treatment accorded to a regulated investment company and its shareholders under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code" ), and may bear adversely on the Fund's ability to so qualify. If, in any year, the Fund were to fail to qualify for treatment as a regulated investment company, and were ineligible to or were not to cure such failure, the resulting taxes could substantially reduce the Fund's net assets and the amount of income available for distribution.

    Underlying Funds Risk – Investments in other pooled investment vehicles may indirectly expose the Fund to all of the risks applicable to an investment in such other pool. The Fund must pay its pro rata portion of the other pooled vehicles fees and expenses. If such pool is an ETF or other product traded on a securities exchange or otherwise actively traded, its shares may trade at a premium or discount to their net asset value, an effect that might be more pronounced in less liquid markets. Further, the Manager or an affiliate will serve as investment adviser to some pools in which the Fund invests, leading to potential conflicts of interest.

    Valuation Risk – Some portfolio holdings, potentially a large portion of the Fund's investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. Portfolio holdings that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. There is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

    Volatility Management Risk – There can be no guarantee that the portfolio managers will be successful in managing the Fund's overall level of volatility. As a result, the Fund may not realize the anticipated benefits from its volatility management strategies or it may realize losses. Under certain market conditions, the use of volatility management strategies may also result in less favorable performance than if such strategies had not been used. Volatility is non-directional; low volatility does not necessarily suggest that the Fund will not lose value or is less risky.

  Performance

  The Fund had not commenced operations as of December 31, 2017. Accordingly, performance data is not included. When performance data becomes available, it will be posted to the following website: http://USmutualfund.bailliegifford.com. Past performance (before and after taxes) is not an indication of future performance. A description of the Fund's comparative index is provided in the section of the Prospectus entitled "Historical Performance Information for Substantially Similar Accounts."

  Management

  Investment Manager

  Baillie Gifford Overseas Limited

  Portfolio Managers
Name	Title	Year Commenced Service with the Fund
Patrick Edwardson	Portfolio Manager	2018
James Squires	Portfolio Manager	2018
David McIntyre	Portfolio Manager	2018
Felix Amoako	Portfolio Manager	2018
Scott Lothian	Portfolio Manager	2018

  Purchasing and Selling Fund Shares

  To purchase or redeem shares of the Fund through an intermediary, please contact your intermediary directly.

  Other investors may purchase or redeem shares on any day the New York Stock Exchange is open for trading directly from the Fund's transfer agent, Bank of New York Mellon, by written request, as further described in the sections entitled "Shares—How to Buy Shares" and "Shares—How to Sell Shares" in the Fund's full Prospectus. The initial and subsequent investment minimums for the Fund shares are as follows:

Class of Shares	Minimum Initial Investment(1)	Minimum Subsequent Investment(1)
Class K	$25 million	None
Institutional Class	None	None

  (1) If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

  The Manager and the Fund's distributor, Baillie Gifford Funds Services LLC, each reserves the right to waive the minimum in their sole discretion, and to reject any purchase order for any reason.

  Tax

  The Fund intends to make distributions that will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-advantaged account, such as an IRA or 401(k) plan. If you are investing through such a tax-advantaged account, you may be taxed later upon withdrawal of monies from that account.

  Payments to Broker-Dealers and Other Financial Intermediaries

  If you purchase Fund shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for services the intermediary provides to Fund shareholders. These payments are not primarily intended to result in the sale of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

  Principal Investment Strategies

  Investment Objective

  The Multi Asset Fund seeks long-term capital growth at lower volatility than is typically associated with equity markets.

  Investment Strategies

  The Fund will seek to meet its objective by investing in a portfolio diversified across a broad range of asset classes, markets and instruments.

  The asset classes from which the Fund will select vary over time and, under normal circumstances, may include:

    Listed Equities – The Fund may invest in common stocks, preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in initial public offerings ( "IPOs"). The Fund may invest in issuers located in emerging markets and frontier markets.

    Investment Grade and High Yield Credit – The Fund may invest in high yield debt securities issued by companies rated below investment-grade and unrated securities of comparable credit quality (commonly known as "high-yield bonds" or "junk bonds"), as well as debt securities issued by companies with investment-grade credit ratings.

    Emerging and Developed Market Government Bonds – The Fund may invest in bonds issued by governments of both developed and emerging market economies. These may be denominated in the currency of the issuing country, or some other currency such as U.S. dollars.

    Real Estate – The Fund may seek exposure to commercial and residential property, generally by investing in U.S. or non-U.S. pooled vehicles, such as real estate investment trusts ( "REITs").

    Infrastructure – Under normal circumstances, the Fund expects to gain exposure to infrastructure assets primarily through investments in equity or debt instruments issued by companies, including those in regulated industries, or government-backed projects involved in the provision of a broad range of essential public services such as schools, transport projects or energy generation.

    Structured Finance – The Fund may invest in various securitized debt instruments to gain exposure to various asset classes such as, but not limited to, commercial or residential mortgages or corporate loans. Such instruments will be regularly traded, rated tranches of collateralized loan obligations, mortgage-backed securities and asset-backed securities.

    Commodities – The Fund may seek exposure to a variety of commodities, including industrial or precious metals and other energy or agricultural commodities. The Fund will generally gain exposure to commodities through exchange-traded notes or certificates, exchange-traded funds ( "ETFs") or exchange-traded derivatives.

    Absolute Return – The Fund may make absolute-return-related investments, which include a wide range of instruments with low or negative correlation to broad economic or market risk, including volatility futures and other pooled investment vehicles employing managed futures or merger arbitrage strategies.

    Currencies – The  Fund may engage in active currency investing aimed at generating positive returns, as well as in currency hedging. Currency hedging and active currency trading may be accomplished using such instruments as currency forwards, currency spot transactions, total return swaps and related options or swaps.

    Cash – The Fund may invest a portion of its assets in cash or cash equivalents, including money market funds or short-term commercial paper, in order to facilitate daily portfolio operations, to take temporary defensive positions, or otherwise to further the Fund's investment objective.

  At any given time, the Fund may be invested in only a sub-set of the asset classes listed above. In order to gain exposure to these asset classes, the Fund may hold or otherwise invest in U.S. or non-U.S. equity securities, bonds and other transferable securities, other U.S. or non-U.S. investment companies, ETFs,  REITs, forwards, options (puts and calls), swaps, exchange-traded notes, certificates or other exchange-traded or over-the-counter financial or commodities-linked derivatives, asset-backed securities and other structured finance instruments and depositary receipts. The Fund may also invest in master limited partnerships ( "MLPs"). The Fund may seek short exposure to specific securities, industry sectors, currencies, commodities, or other investments through the use of futures contracts, swap agreements or other derivative positions. When investing in debt, the Fund may invest in debt securities of any maturity, duration or credit quality.

  The Fund intends to gain exposure to certain asset classes by investing a substantial portion of its assets in other U.S. or non-U.S. pooled investment vehicles, including, without limitation, ETFs, REITs, non-U.S. open-end funds regulated in Luxembourg (SICAVs) and Ireland (UCITS and QIFs), and closed-end funds organized and regulated in such domiciles as Singapore, Jersey, Guernsey and the U.K. ( "Underlying Funds"). The Underlying Funds will include investment vehicles sponsored or managed by, or otherwise affiliated with, the Manager, including without limitation other U.S. mutual funds or ETFs. The Manager may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future.

  The portfolio managers make allocation decisions across asset classes primarily based on an analysis of the long-term expected returns, correlations and risk factors associated with each asset class. The portfolio managers take an active, flexible approach to asset allocation, adjusting the mix of asset classes in response to long- and short-term opportunities in an effort to reduce overall volatility and/or increase returns. The portfolio managers seek to achieve strong absolute return and low volatility over the long term, generally 5 year rolling periods.  Allocation decisions are influenced by the portfolio managers' views on current valuations, the near- and medium-term outlook for individual financial markets, and whether asset class valuations are expected to return to, or diverge from, their long-term historical levels.

  The portfolio managers will categorize potential investments into one or more asset classes based on the nature and structure of the instrument, industry standards, the risk and return characteristics of the investment, and other factors. The portfolio managers may weigh these factors differently from time to time and for different instruments, and the same instrument may be categorized as belonging to more than one asset class. The asset class classification of any particular instrument may change over time and may differ from the determinations of other investment professionals or other third parties.

  There is no fixed asset allocation target for the Fund's portfolio and the allocation among asset classes is expected to vary significantly over time. The portfolio managers have established guidelines that limit the portfolio's maximum exposure to individual asset classes in order to control portfolio volatility. The Fund is expected to be invested in at least five asset classes, not including cash, at all times.

  The portfolio managers select asset classes without regard to a benchmark, focusing instead on absolute return and risk metrics. The portfolio managers employ a top-down investment approach, involving fundamental research and analysis of macroeconomic trends and asset class characteristics as well as fundamental research of investment opportunities within each asset class. The portfolio managers continuously monitor and may adjust the Fund's portfolio in light of the risk characteristics of the Fund's investments as may be observed at the portfolio, asset class and/or instrument levels. The portfolio managers may use proprietary or third-party quantitative risk models to help evaluate and manage the overall volatility of the portfolio and to identify the volatility contributions of specific instruments or asset classes. The portfolio managers also conduct regular scenario analysis to determine how each asset class is expected to perform in a variety of moderate or extreme scenarios for individual markets and the global economy. This ongoing research and analysis informs the investment and allocation decisions for the Fund, which are made by the portfolio managers acting collaboratively as a single team. In analyzing asset class allocations, potential investment opportunities within each asset class, and the risk characteristics of the Fund's investments, the Manager relies on research, resources and personnel from a broad range of teams of the Manager.

  The portfolio managers continually review and adjust the Fund's investment allocation in light of changing valuations, market conditions and other events that may affect the risk or expected return of the portfolio. The portfolio managers also monitor the overall liquidity of the Fund by regularly reviewing and assessing the size and liquidity of the various asset classes in which the Fund is invested. The portfolio managers aim to achieve an appropriate balance between the liquidity of the Fund's portfolio and the advantages of investing in alternative assets that may be less liquid than traditional equity investments.

  The Fund may make substantial use of derivatives, including volatility futures, equity indexed futures, currency forwards, interest rate swaps, and total return swaps. The Fund may use derivatives for a variety of purposes, including to hedge against currency or market movements, to manage risk and other portfolio characteristics, or for non-hedging purposes that may be considered speculative.

  The portfolio managers may sell a holding or otherwise exit a position if they determine there has been a material deterioration in the investment case or as appropriate to make other investments, adjust the Fund's relative asset allocations, or meet redemptions.

  The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. In response to adverse market economic, political or other conditions, the Fund may deviate from its investment policies by taking temporary defensive positions by increasing the Fund's allocation of assets to high quality income securities, cash or cash equivalents. As a result, during such conditions, the Fund may not achieve its investment objective.

  See "Additional Investment Strategies—Location of Issuers" below for additional detail on how the Fund classifies the location of issuers in which it invests.

  Principal Investment Risks

  The "Principal Investment Risks" section below identifies and describes the principal risks of investing in the Fund.

  Additional Investment Strategies

  In addition to the principal investment strategies discussed above, the Fund may engage in the following non-principal investment strategies.

  Active and Frequent Trading

  The Fund generally will not engage in active and frequent trading of portfolio securities as part of its ordinary-course efforts to achieve its principal investment strategies. However, unusual market conditions may trigger increased trading and/or portfolio turnover to the extent the investment team deems such actions necessary or appropriate. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs affect the Fund's performance.

  Capitalization Criteria and Investment Limitations

  Unless otherwise stated, all market capitalization criteria and percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. The Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

  References to assets in the percentage limitations on the Fund's investments refer to total assets, unless otherwise indicated.

  Unless otherwise stated, when the Fund is described as investing in a particular type of security or other instrument, the Fund may make such investments directly or indirectly. Indirect exposure may be achieved through a combination of multiple instruments or through a combination of one or more investment instruments and cash or cash equivalents. Indirect investments may include depositary receipts, derivatives (based on either notional or mark-to-market value depending on the instrument and circumstances), placement warrants or other structured products.

  Cash Balances

  The Fund may hold uninvested cash balances at the Fund's custodian or invest in cash equivalent securities, such as money market funds, in order to facilitate daily portfolio operations, to take temporary defensive positions, or otherwise to further the Fund's investment objective.

  CPO Registration

  The Manager is a member of the National Futures Association and is registered with the Commodity Futures Trading Commission ("CFTC") as a "commodity pool operator" ("CPO") with respect to the Fund.  As a result, the Manager, as the operator of the Fund, and the Fund are subject to regulation by the CFTC under the Commodity Exchange Act, as amended, and the rules thereunder, including  applicable CFTC disclosure, reporting, and recordkeeping requirements.

  The disclosure, reporting and, recordkeeping requirements associated with registration with the CFTC as a CPO would ordinarily be in addition to those requirements already imposed onto the Fund and the Manager by the Securities and Exchange Commission ( "SEC"). However, under a CFTC rule ("Harmonization Rule") that harmonizes certain of the CFTC's compliance obligations with those of the SEC in order to facilitate compliance with both regulatory regimes, the Manager has elected to comply with certain CFTC disclosure, reporting, and recordkeeping requirements imposed on the Fund through its compliance with analogous SEC requirements.

  Currency Hedging and Trading

  The Fund may use various investment products to hedge the risks to the Fund from exposure to local currency movements. These products include currency forward contracts and options thereon, and options and "spot" transactions directly in foreign currencies.

  The Fund may also engage in active currency investing aimed at generating positive returns independently of any currency hedging strategies. Active currency trading may be accomplished using such instruments as currency forwards, currency spot transactions, total return swaps and other related options or swaps.

  New financial products and risk management techniques continue to be developed and the Fund may use these new investments and techniques to the extent they are consistent with the Fund's investment objective and strategies.

  Emerging Markets

  The Fund may invest in issuers located in emerging markets. The Fund considers emerging markets countries to be comprised of those that are not categorized by MSCI as developed markets.

  Illiquid Securities

  The Fund may invest up to 15% of its assets in securities or other assets which the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment ( "Illiquid Securities").

  Illiquid Securities may include securities whose disposition is restricted by securities laws, such as Rule 144A or private placement securities, as well as various investments in alternative asset classes, such as derivatives or structured debt instruments.

  Industry Classification of Issuers

  The Manager shall make reasonable determinations as to the appropriate issuer industry classification, or sector classification of security issuers.  As part of this determination, the Manager may take into account internal analysis or third party information such as categories, data or methodologies from Bloomberg Industry Classification Systems (BICS), Global Industry Classification Standard (GICS) codes, Standard Industry Classification (SIC) Codes, North American Industry Classification System (NAICS) Codes, the FTSE/Dow Jones Industry Classification Benchmark (ICV system) or any other reasonable industry classification system (including systems developed by the Manager). The Manager may use information differently for different industries, sectors or clients.  The Manager's determinations may differ from the determinations of other investment professionals, or other third parties. Even where the Manager generally relies on a particular classification system, it may depart from that system in specific cases at its discretion.

  Investment Companies

  The Fund may invest in other investment companies, including ETFs, to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act" ). The 1940 Act places limits on the Fund's ability to invest in other registered investment companies, though the Fund may generally invest without limitation in unaffiliated unregistered pooled investment vehicles, other registered investment companies advised by the Manager and, in reliance on available exemptive relief, in ETFs. As a shareholder of these kinds of investment vehicles, the Fund may indirectly bear fees which are in addition to the fees the Fund pays its own service providers. To the extent permitted by law, the Fund may invest in collective investment vehicles that are sponsored by, and advised by, the Manager or an affiliate of the Manager (an "Affiliated Vehicle" ). Any fee payable to the Manager or an affiliate thereof by any Affiliated Vehicle in respect of an investment by the Fund in such Affiliated Vehicle shall be waived for the Fund by the Manager. Therefore, the Fund will only bear that portion of Affiliated Vehicle expenses payable to persons or entities other than the Manager or its affiliates, and will not be responsible for fees collected by the Manager at both the Fund level and the Affiliated Vehicle level.

  Location of Issuers

  A number of the Fund's policies are determined by reference to whether an issuer is "located in" a particular country or group of countries, whether its "principal activities" are in certain regions, or whether the issuer is located outside the U.S. more generally.

  In determining where an issuer is located for these purposes, or where an issuer's principal activities are, the Manager will consider a number of factors, including but not limited to:

    the markets in which the issuer's securities are principally traded;

    where the issuer's headquarters, principal offices or operations are located;

    where the issuer is organized;

    the percentage of the issuer's revenues or profits derived from goods produced or sold, investments made, or services performed in the relevant country;

    the Manager's own internal analysis; and

    information provided by third party data analytics service providers.

  No single factor will necessarily be determinative nor must all be present for the Manager to determine where an issuer is located. The Manager may weight these factors differently with respect to different geographic policies, different countries or different series of the Trust.

  By way of example, the Manager may consider a company that is organized in the U.S., with its principal place of business in the U.S. and whose securities are traded principally on a U.S. exchange to be located outside the U.S., or to have its principal activities outside the U.S., if, for instance, more than 50% of the company's revenues are derived from activity outside the U.S. This may be true even if the Manager does not determine that the company is located in a specific non-U.S. country.

  The categorization for compliance testing purposes may differ from how different portfolio managers, investment professionals, or third parties assign the location of individual issuers.

  Portfolio Holdings

  A description of the Trust's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Statement of Additional Information (the "SAI" ).

  Further Information

  Further information about the Fund's investment strategies and investment instruments is available in the Fund's SAI.

  Principal Investment Risks

  The value of your shares of the Fund will change with the value of the Fund's investments. Many factors can affect that value. The factors that are most likely to have a material effect on the Fund's portfolio as a whole are called "principal risks."

  The principal risks most relevant to the Fund are summarized in the "Fund Summary." The risks described below expand on, and add to, the discussion in the "Fund Summary." The Fund may be subject to additional risks other than those identified below, because the types of investments made by the Fund can change over time. There is no guarantee that the Fund will be able to achieve its investment objective. It is possible to lose money by investing in the Fund.

  Securities and techniques appearing in bold italics below are described in greater detail in the SAI, under "Investment Glossary."

  Asset Allocation Risk

  The Fund's investment performance depends upon the successful allocation of the Fund's assets among asset classes, geographical regions, industry sectors, and specific issuers and investments. There is no guarantee that the Fund's allocation techniques and decisions will produce the desired results. It is possible to lose money on an investment in the Fund as a result of these allocation decisions.

  Commodities Risk

  Prices of commodities can have significant volatility, and exposure to commodities can cause the net asset value of Fund Shares to decline or fluctuate in a rapid and unpredictable manner. The values of physical commodities may be affected by changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, international economic, political and regulatory developments, and factors affecting a particular region, industry or commodity, such as drought, floods, or other weather conditions, livestock disease, changes in storage costs, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, and tariffs. Also, a liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them. While the Fund may take a long or short position in a commodity using futures contracts or other derivatives transactions, the Fund does not intend to make or take physical delivery of the underlying commodities. However, if the Fund were required to take or make delivery of an underlying commodity, the Fund would incur a number of related costs and expenses, including, for example, transaction costs, transfer expenses, potentially adverse tax expenses, storage costs, and, in the case of a delivery requirement, the cost of purchasing the commodity for delivery. The commodity markets are subject to temporary distortions or other disruptions due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions.  U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices that may occur during a single business day. These limits may have the effect of distorting market pricing and limiting liquidity in the market for the contracts in question.

  Conflicts of Interest Risk

  The following does not purport to be a comprehensive list or complete explanation of all potential conflicts of interest which may affect the Fund. The Fund may encounter circumstances, or enter into transactions, in which conflicts of interest may arise, which are not listed or discussed below.

  Conflicts Relating to the Fund's Mixed Shareholder Base

  The Fund expects that a significant portion of its shares will be held by institutional investors such as private defined benefit retirement plans, city and state retirement systems, endowments, foundations, and other pooled investment vehicles, including other mutual funds. These institutional investors will often have broader shareholder servicing relationships with the Manager and its affiliates than other Fund shareholders and will likely receive information or reporting regarding their accounts that is different from the regular reporting the Fund makes to shareholders as a whole. In some cases, these institutional investors will have separate contractual arrangements with the Manager relating to their investment in the Fund. The Manager and the Fund each maintains a code of ethics as well as various procedures and guidelines designed to promote equal treatment and fairness among Fund shareholders and to prevent the inappropriate flow of material, non-public information. Nevertheless, the Manager's relationships with the Fund's institutional investor base gives rise to various conflicts of interest, since the Manager will sometimes have an incentive to favor those shareholders over other shareholders in the Fund.

  Furthermore, one or more of the Manager's clients may invest in the Fund and, therefore, the Manager at times may have discretion to cause a significant portion of the Fund's investor base to redeem their investments in the Fund. Such redemptions may be made to make changes to or rebalance client allocations, including to the Fund, and may impact the Fund's performance. In addition, when a significant portion of the Fund's assets are held by other clients of the Manager, redemptions from the Fund may be more correlated with one another, which could have a negative impact on the Fund's liquidity.

  Conflicts Relating to Side-by-Side Management of the Fund and Other Accounts

  The Manager serves as investment adviser to various clients other than the Fund, including institutional separate accounts and other U.S. and non-U.S. pooled investment vehicles. Some of these clients may pursue strategies that are substantially similar or nearly identical to investment strategies pursued by the Fund. This "side-by-side" management gives rise to various conflicts of interest.  For example, one client may be seeking to invest in (or divest from) the same securities at the same time as the Fund. While the Manager maintains procedures for the fair allocation of trades among its clients, it may have an incentive to favor some clients over others, particularly where the Manager is acting for a client account whose management fee depends on the performance of the account. The Fund does not currently pay a performance fee of any kind, while other accounts managed by the Manager do pay performance fees.

  In addition, different client types typically have different client service relationships with the Manager. For example, an institutional separate account client whose account pursues the same investment strategy as the Fund may receive different, more, or more timely information regarding investment performance, portfolio holdings, strategy developments and/or the Manager's general market outlook than shareholders in the Fund. This informational advantage could provide an opportunity for a client to take actions that may have a detrimental impact on the Fund and its shareholders. For example, earlier reporting of negative news may cause a client to withdraw its investment with the Manager, causing a sale of portfolio securities that further depresses market prices for those securities and negatively impacts the net asset value of the Fund, in the event it is managed in parallel with that client's account. The Manager maintains various internal guidelines, procedures and processes to mitigate the conflicts of interest that arise from these diverse client relationships. Included among these are trade allocation policies designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities. While these guidelines, procedures and processes are designed to ensure that all the Manager's clients are treated fairly, there is no guarantee that they will be effective in all cases.

  See "Risks—Large Shareholder Risk" in the SAI.

  Counterparty and Third Party Risk

  The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts and other transactions. The Fund's ability to profit from these types of investments and transactions will depend on the willingness and ability of its counterparty to perform its obligations. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, resulting in a loss to the Fund. The Fund may experience significant delays in obtaining any recovery in an insolvency, bankruptcy, or other reorganization proceeding involving its counterparty (including recovery of any collateral posted by it) and may obtain only a limited recovery or may obtain no recovery in such circumstances. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a derivatives counterparty declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions.

  Credit Risk

  Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. It includes the risk that the security will be downgraded by a credit rating agency; generally, lower credit quality issuers present higher credit risks. An actual or perceived decline in creditworthiness of an issuer of a fixed-income security held by the Fund may result in a decrease in the value of the security. It is possible that the ability of an issuer to meet its obligations will decline substantially during the period when the Fund owns securities of the issuer or that the issuer will default on its obligations or that the obligations of the issuer will be limited or restructured.

  The credit rating assigned to any particular investment does not necessarily reflect the issuer's current financial condition and does not reflect an assessment of an investment's volatility or liquidity. Securities rated in the lowest category of investment grade are considered to have speculative characteristics. If a security held by the Fund loses its rating or its rating is downgraded, the Fund may nonetheless continue to hold the security in the discretion of the Manager. In the case of asset-backed or mortgage-related securities, changes in the actual or perceived ability of the obligors on the underlying assets or mortgages to make payments of interest and/or principal may affect the values of those securities.

  Currency and Currency Hedging and Trading Risk

  The Fund may engage in forward foreign currency transactions for both hedging and non-hedging purposes. The Manager may purchase or sell foreign currencies through the use of forward contracts or other derivative instruments based on the Manager's judgment regarding the direction of the market for a particular foreign currency or currencies. In pursuing this strategy, the Manager seeks to profit or manage risk based on anticipated movements in currency rates by establishing "long" and/or "short" positions in forward contracts or other derivative on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from that anticipated by the Manager may produce significant losses to the Fund. Some of these transactions may also be subject to interest rate risk. For further information, please see "Interest Rate Risk" below.

  If the Fund trades directly in foreign currencies or in securities quoted or denominated in currencies other than the U.S. dollar, or receives income in or takes a long position in a non-U.S. currency, and that currency declines in value relative to the U.S. dollar, the return to the Fund will be reduced. If the Fund invests in derivatives instruments tied to a foreign currency, the return to the Fund may be reduced as a result of fluctuations in the exchange rates of the foreign currency. The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies directly. Any transaction by the Fund in foreign currencies, foreign currency-denominated debt obligations or certain foreign currency options, futures contracts or forward contracts (or similar instruments) may give rise to ordinary income or loss from fluctuations in the value of the foreign currency concerned.

  The values of non-U.S. currencies may fluctuate relative to the U.S. dollar in response to, among other factors, changes in supply and demand in the currency exchange markets, trade balances, actual or perceived interest rate changes, long-term opportunities for investment and capital appreciation, intervention (or failure to intervene) by national governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments. For further information, please see "Market Disruption and Geopolitical Risk" below.

  If the Fund trades in securities quoted or denominated in currencies other than the U.S. dollar, or receives income in or takes a position in a non-U.S. currency, and that currency becomes illiquid, the Fund may not be able to convert that non-U.S. currency into U.S. dollars. As a result, the Manager may decide to purchase U.S. dollars in a parallel market in which the exchange rate is materially and adversely different. This will add to the cost of trading. For further information, please see "Liquidity Risk" below.

  Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

  There can be no assurance that the Fund's currency hedging transactions or active currency trading will be effective. The Fund will bear the costs associated with any such transactions, regardless of any gain or loss experienced on the transaction. In the same way, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

  The effectiveness of the Fund's currency hedging strategy will generally be affected by the volatility of the U.S. dollar relative to the currencies to be hedged. Increased volatility may reduce the effectiveness of the Fund's currency hedging strategy and may impact the costs associated with hedging transactions. The effectiveness of the Fund's currency hedging strategy and the costs associated with hedging transactions may also in general be affected by interest rates. Significant differences between U.S. dollar interest rates and foreign currency interest rates may further impact the effectiveness of the Fund's currency hedging strategy. The effectiveness of the hedging strategy will also be subject to the risk the currency that the Fund wishes to protect with a hedging transaction does not correlate perfectly with the investment being hedged.

  Changes in currency exchange rates may affect Fund returns even when a currency hedging strategy works as intended.

  The Fund's ability to use currency products may also be limited by market conditions, product availability, regulatory limits and tax considerations. Moreover, it may not be possible for the Fund to hedge against a devaluation.

  Debt Securities Risk

  The values of debt securities may increase or decrease as a result of numerous factors, including the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before final maturity, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.

  Derivatives Risk

  A derivative is a financial contract the value of which depends on, or is derived from, the value of an underlying asset, interest rate, or index. Derivative transactions typically involve leverage and may have significant volatility. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. Risks associated with derivative instruments include potential changes in value in response to interest rate changes or other market developments or as a result of the counterparty's credit quality; the potential for the derivative transaction not to have the effect the Manager anticipated or a different or less favorable effect than the Manager anticipated; the failure of the counterparty to the derivative transaction to perform its obligations under the transaction or to settle a trade; possible mispricing or improper valuation of the derivative instrument; imperfect correlation in the value of a derivative with the asset, rate, or index underlying the derivative; the risk that the Fund may be required to post collateral or margin with its counterparty, and will not be able to recover the collateral or margin in the event of the counterparty's insolvency or bankruptcy; the risk that the Fund will experience losses on its derivatives investments and on its other portfolio investments, even when the derivatives investments may be intended in part or entirely to hedge those portfolio investments; the risks specific to the asset underlying the derivative instrument; lack of liquidity for the derivative instrument, including without limitation absence of a secondary trading market; the potential for reduced returns to the Fund due to losses on the transaction and an increase in volatility; the potential for the derivative transaction to have the effect of accelerating the recognition of gain; and legal risks arising from the documentation relating to the derivative transaction.

  Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a cleared derivatives transaction, the Fund's counterparty is a clearing house, rather than a bank or broker. Since the Fund is not a member of any clearing houses and only members of a clearing house can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives transactions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients' obligations to the clearing house.

  Centrally cleared derivative arrangements may be less favorable to mutual funds than bilateral arrangements. For example, the Fund may be required to provide greater amounts of margin for cleared derivatives transactions than for bilateral derivatives transactions. Also, in contrast to bilateral derivatives transactions, following a period of notice to the Fund, a clearing member generally can require termination of existing cleared derivatives transactions at any time or increases in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions or to terminate transactions at any time.

  Other recent U.S. and non-U.S. legislative and regulatory reforms, including those related to the Dodd-Frank Wall Street Reform and Consumer Protection Act and the 1940 Act restrictions with respect to "senior securities," have resulted in, and may in the future result in, new regulation of derivative instruments and the Fund's use of such instruments. New regulations could, among other things, restrict the Fund's ability to engage in derivative transactions (for example, by making certain types of derivative instruments or transactions no longer available to the Fund), establish new margin requirements and/or increase the costs of derivatives transactions, and the Fund may as a result be unable to execute its investment strategies in a manner the Manager might otherwise choose. The SEC recently proposed a new rule related to certain aspects of derivatives use. As of the date for this Prospectus, whether, when and in what form this proposed rule will be adopted and its potential effects on the Fund is unclear.

  Emerging Markets Risk

  Investments in emerging markets are generally subject to a greater risk of loss than investments in developed markets.

  Emerging market economies may experience greater volatility, lower trading volume and liquidity, greater risk of expropriation, nationalization, and social, political and economic instability than more established markets. Emerging markets economies may also have less developed accounting, legal and regulatory systems, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more significant governmental limitations on investment policy when compared with typical developed markets. Settlement and asset custody practices for transactions in emerging markets may differ from those in developed markets. Such differences may include delays in settlement and certain settlement practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can result in losses. Similarly, the reliability of trading and settlement systems in some emerging markets may not be equal to that available in more developed markets, which may result in problems realizing investments. See "Non-U.S. Investment Risk" below.

  In addition, issuers (including governments) in emerging market countries may have less financial stability than in other countries. There is also the potential for unfavorable action such as expropriation, nationalization, embargo, and acts of war. As a result, there will tend to be an increased risk of price volatility in investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

  The securities of emerging market companies may trade less frequently and in smaller volumes than more widely held securities. They may also be reliant on a few industries, international trade or revenue from particular commodities.

  Market disruptions or substantial market corrections may limit very significantly the liquidity of securities of certain companies in a particular country or geographic region, or of all companies in the country or region. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund's obligations. For example, restrictive investment quotas controls and other dealing limitations may apply.

  For these and other reasons, investments in emerging markets are often considered speculative. To the extent the Fund invests in emerging markets, it will be subject to all of the general risks described in this Prospectus as well as special risks (some of which are described in the SAI) that may affect the region where the Fund invests. See also "Frontier Markets Risk" below.

  Equity Securities Risk

  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. In addition to common stocks, equity securities include, without limitation, preferred stocks , convertible securities and warrants. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. The Fund may invest in, and gain exposure to, common stocks and other equity securities through purchasing depositary receipts as described under "Depositary Receipts" below.

  Equity securities may experience significant price volatility, and the market prices of equity securities can decline in a rapid or unpredictable manner.

  The value of a company's equity securities may fall as a result of factors directly relating to that company, such as decisions or actions taken by its management or employees, which could include fraud or a criminal act, or lower demand for the company's products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs.

  The value of a company's equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates or adverse circumstances involving the credit markets. In addition, because a company's equity securities rank junior in priority to the interests of bond holders and other creditors, a company's equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. The market prices of equity securities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equity securities trading at lower multiples.

  The Fund may invest in the equity securities of issuers with smaller to medium-sized market capitalizations. See "Small- and Medium-Capitalization Securities Risk" below.

  Depositary Receipts

  The Fund may invest in depositary receipts, including American Depositary Receipts ( "ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries. Investments in non-U.S. issuers through ADRs, GDRs, EDRs, and other types of depositary receipts generally involve risks applicable to other types of investments in non-U.S. issuers, including political, regulatory, and economic risks. Investments in depositary receipts may similarly be less liquid and more volatile than the underlying securities in their primary trading market.

  The values of depositary receipts may decline for a number of reasons relating to the issuers or sponsors of the depositary receipts, including, but not limited to, insolvency of the issuer or sponsor. Investing in these instruments exposes the Fund to credit and counterparty risk with respect to the issuer of the ADR, EDR or GDR, in addition to the risks of the underlying investment. There may be less publicly available information regarding the issuer of the securities underlying a depositary receipt than if those securities were traded directly in U.S. securities markets. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may also have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action.

  Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depositary), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees. Depositaries of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and financial information to the depositary receipt holders at the underlying issuer's request. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights with respect to the underlying securities to depositary receipt holders.

  Convertible Securities

  Convertible securities are generally bonds, debentures, notes, preferred stocks, synthetic convertible securities and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk.

  Convertible securities typically provide yields lower than comparable non-convertible securities. Their values may be more volatile than those of non-convertible securities, reflecting changes in the values of the securities into which they are convertible. Convertible securities may also be subordinate to other debt securities issued by the same issuer. Issuers of convertible securities are often not as strong financially as issuers with higher credit ratings.

  Preferred Securities

  Preferred stocks (or "preferred securities") represent equity interests in a company that generally entitles the holder to receive, in preference for the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred securities may pay fixed or adjustable rates of return and are subject to issuer-specific risks.

  Dividends for preferred securities are typically paid after payments to debt and bond holders. Unlike debt securities, dividend payments on a preferred security typically must be declared by the issuer's board of directors. An issuer's board of directors is generally under no obligation to pay dividends. A preferred security may therefore lose substantial value if the board of directors of the issuer decides not to pay dividends. Further, because many preferred securities pay dividends at a fixed rate, their market price can be sensitive to changes in interest rates. If the Fund owns a preferred stock that is deferring its distribution, it may also be required to recognize income for tax purposes despite the fact that it is not receiving current distributions with respect to this position.

  Preferred security holders commonly have no or limited voting rights with respect to the issuing company, which will limit the ability of the Fund to influence the issuer.

  Many preferred securities allow holders to convert the preferred securities into common stock of the issuer. Consequently, their market price can be sensitive to changes in the value of the issuer's common stock. Declining common stock values may also cause the value of the Fund's investments to decline.

  Preferred securities often have call features which allow the issuer to redeem the security at its discretion. The redemption of a preferred security having a higher than average yield may cause a decrease in the Fund's yield.

  Preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities, such as common stocks, corporate debt securities, and U.S. government securities.

  Initial Public Offerings

  The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund, if any, may decrease. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

  Frontier Markets Risk

  Investments in frontier markets may be more volatile and less liquid than investments in more developed markets or in other emerging market countries. Some of these markets may have unstable governments, economies based on only a few industries and securities markets that trade only a limited number of securities. Many frontier markets do not have well-developed regulatory systems and disclosure standards may be less stringent than those of more developed markets. The risks of expropriation, nationalization, and social, political, and economic instability are greater in frontier markets than in more developed markets. These risks, which are characteristic of many emerging markets generally, may be especially heightened in frontier markets, due to political, economic, financial, or other factors. (Frontier markets include, among others, Argentina, Croatia, Estonia, Lithuania, Kazakhstan, Romania, Serbia, Slovenia, Kenya, Mauritius, Morocco, Nigeria, Tunisia, Bahrain, Jordan, Kuwait, Lebanon, Oman, Bangladesh, Pakistan, Sri Lanka and Vietnam.)

  Hedging Risk

  The success of the Fund's hedging strategies will depend, in part, upon the Manager's ability to assess correctly the degree of correlation between the performance of the instruments used in a hedging strategy and the performance of the investments being hedged. A hedging strategy may not work the way the Manager expects. Since the characteristics of many securities change as markets change or time passes, the success of the Fund's hedging strategy will also be subject to the Manager's ability over time to recalculate, readjust, and execute hedges in an efficient and timely manner. There is no guarantee that any hedging strategy used by the Fund will be successful in hedging the subject risks. It is possible that the Fund will lose money on a hedging transaction and on the asset of the Fund that was the subject of the hedge. For a variety of reasons, the Manager may not seek or be able to establish a perfect correlation between the hedging instruments utilized and the Fund holdings being hedged. For example, changes in the prices of futures contracts used for hedging purposes may not correlate exactly with changes in the level or value of the index or financial instrument underlying the futures contract, or changes in the level or value of that index or financial instrument may not correlate closely with the Fund holdings being hedged. Such an imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. The effectiveness of any hedging transaction entered into in the over-the-counter market depends on the willingness and ability of the Fund's hedging counterparty to perform its obligations to the Fund. Hedging transactions may have the effect of creating investment leverage in the Fund.

  High Yield Investments Risk

  If the Fund invests in high yield securities and unrated securities of similar credit quality (sometimes referred to as "junk bonds"), it may be subject to greater levels of credit and liquidity risk than a fund that does not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment. Because of the risks involved in investing in high yield securities, an investment in the Fund, which may invest in such securities should be considered speculative. The debt instruments of many non-U.S. governments, including their agencies, sub-divisions and instrumentalities, are below investment grade, and are therefore considered high yield instruments.

  Information Technology Risk

  The Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems. These systems are subject to a number of different threats or risks that could adversely affect the Fund and its shareholders, despite the efforts of the Fund and its service providers to adopt technologies, processes, and practices intended to mitigate these risks.

  Unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems of the Fund, the Fund's service providers, counterparties, or other market participants or data within those systems (each, a "cyber-attack"). Successful cyber-attacks against, or security breakdowns of, the Fund, the Manager, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data.

  Cyber-attacks, and other technical issues may interfere with the processing of shareholder or other transactions, affect the Fund's ability to calculate its net asset value, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. They may render records of Fund assets and transactions, shareholder ownership of Fund Shares, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete.

  Market events may also occur at a pace that overloads current information technology and communication systems and processes of the Fund, the Fund's service providers, or other market participants, affecting their ability to conduct the Fund's operations.

  Similar types of information technology risks are present for issuers of securities or other instruments in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund's investments to lose value.

  The Fund and its service providers have established business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions, or failures. However, there are inherent limitations in such plans and processes, including that they do not apply to third parties, the possibility that risks may not have been identified or new risks may emerge in the future. The Fund also cannot directly control any information security plans and systems put in place by its service providers, counterparties, issuers in which the Fund invests, or securities markets and exchanges.

  Infrastructure Investments Risk

  Infrastructure-related businesses include businesses that primarily own, manage, develop and/or operate infrastructure assets, including transportation, utility, energy and/or telecommunications assets. Infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, insurance costs, costs associated with environmental and other regulations, the effects of an economic slowdown, surplus capacity or technological obsolescence, industry competition, labor relations, rate caps or rate changes, uncertainties concerning availability of fuel at reasonable prices, the effects of energy conservation policies, natural disasters, terrorist attacks and other factors. Certain infrastructure-related entities, particularly telecommunications and utilities companies, are subject to extensive regulation by various governmental authorities. The costs of complying with governmental regulations, delays or failures to receive required regulatory approvals or the enactment of new adverse regulatory requirements may adversely affect infrastructure-related companies. Infrastructure-related companies may also be affected by service interruption and/or legal challenges due to environmental, operational or other conditions or events, and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in non-U.S. markets, resulting in work stoppage, delays and cost overruns. Other risks associated with infrastructure-related companies include uncertainties resulting from such companies' diversification into new domestic and international businesses, as well as agreements by any such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the enterprise.

  Certain infrastructure-related investments are structured as MLPs. Investments in MLPs involve risks in addition to the risks associated with investments in securities with similar characteristics, such as common stock of a corporation. Holders of common interests in MLPs typically have limited control and limited rights to vote on matters affecting the MLP. Many interests in MLPs are subject to restrictions on resale and may therefore be less liquid than other investments.

  MLPs that are classified as partnerships for U.S. federal income tax purposes generally do not pay U.S. federal income tax at the partnership level. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which could result in a requirement to pay U.S. federal income tax on its taxable income and have the effect of reducing the amount of cash available for distribution by the MLP, resulting in a reduction of the value of the MLP unit holder's investment. Subject to any future regulatory guidance to the contrary, any Fund distribution of income attributable to qualified publicly traded partnership income from the Fund's investment in an MLP will ostensibly not qualify for the deduction that would be available to a non-corporate shareholder were the shareholder to own such MLP directly.

  Utility companies are affected by supply and demand, operating costs, government regulation, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes. Although changes to permitted rates usually fluctuate in approximate correlation with financing costs, due to political and regulatory factors, rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company's earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) may tend to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable. In addition, natural disasters, terrorist attacks, government intervention or other factors may render a utility company's equipment unusable or obsolete and negatively impact profitability.

  Interest Rate Risk

  Interest rate risk is the risk that the securities held by the Fund will decline in value because of increases in market interest rates. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. For example, the value of a security with a duration of five years would be expected to decrease by 5% for every 1% increase in interest rates. Falling interest rates also create the potential for a decline in the Fund's income and yield. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. Variable and floating rate securities also generally increase or decrease in value in response to changes in interest rates, although generally to a lesser degree than fixed-rate securities. A substantial increase in interest rates may also have an adverse impact on the liquidity of a security, especially those with longer durations. The U.S. is experiencing historically low interest rate levels. However, economic recovery and the tapering of the Federal Reserve Board's quantitative easing program increase the likelihood that interest rates will rise in the future. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of the Fund's investments.

  IPO Risk

  Securities offered in initial public offerings ("IPOs") are subject to many of the same risks of investing in companies with smaller market capitalizations and often to a heightened degree. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time, the Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

  Large-Capitalization Securities Risk

  Securities issued by large-capitalization companies may present risks not present in smaller companies. For example, larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by smaller companies, especially during strong economic periods. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

  Liquidity Risk

  Liquidity risk is the risk that the Fund may not be able to dispose of securities or close out derivatives transactions readily at a favorable time or prices (or at all) or at prices approximating those at which the Fund currently values them. For example, certain investments may be subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market.

  Some portfolio holdings, potentially a large portion of the Fund's investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used.

  The Fund is subject to the risk that low trading volume, lack of a market maker, large positions in securities of particular issuers, or legal restrictions (including daily price fluctuation limits or 'circuit breakers') could make any investment illiquid. The market for certain investments may also become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. For example, securities issued by the U.S. Treasury have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008.

  An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. In addition, it may be difficult for the Fund to value illiquid securities accurately. Securities of issuers in emerging markets and frontier markets may be particularly susceptible to this risk. See "Emerging Markets Risk" and "Frontier Markets Risk" above.

  Illiquid securities may also trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquid securities are more susceptible than other securities to price declines when market prices decline generally.

  Furthermore, disposal of illiquid securities may entail registration expenses and other transaction costs that are higher than those for liquid securities. For example, the Fund may hold restricted securities and there can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.

  If the Fund holds illiquid securities it may be forced to sell other securities or instruments that are more liquid, but at an unfavorable price, time and conditions, in order to meet redemption requests. The Fund may also seek to borrow money to meet its obligations (including among other things redemption obligations) if it is unable to dispose of illiquid investments, resulting in borrowing expenses and possible leveraging of the Fund. In some cases, due to unanticipated levels of illiquidity the Fund may choose to meet its redemption obligations wholly or in part by distributions of assets in-kind.

  Mutual funds with principal investment strategies that involve securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities , derivatives or securities with substantial market or credit risk tend to have the greatest exposure to liquidity risk.

  Long-Term Investment Strategy Risk

  The Fund pursues a long-term investment approach, typically seeking returns over a 5-10 year period. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over the short term, and the Fund may not perform as expected in the long term.

  For more information on the Fund's benchmark index, see "Historical Performance Information for Substantially Similar Accounts." The market price of the Fund's investments may fluctuate daily due to economic and other events that affect particular companies and other issuers or the market as a whole. Short-term price fluctuations may be especially pronounced in less developed markets or in companies with lower market capitalizations in which the Fund may invest.

  Investments in certain industries or markets may be subject to wider variations in performance as a result of special risks common to such markets or industries. For example, information technology companies may have limited product lines, markets or financial resources and may be affected by worldwide technological developments and their products and services may quickly become outdated. Similarly, emerging market economies may experience lower trading volume and liquidity, greater risk of expropriation, nationalization, and social, political and economic instability than more developed markets, which may result in greater volatility and significant short-term price fluctuations.

  An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations in the value of the Fund's portfolio, including short-term losses.

  Market Risk

  Market risk is the risk of unfavorable market-induced changes in the value of securities owned by the Fund.

  Market prices of investments held by the Fund are volatile and will go up or down, sometimes rapidly or unpredictably. The prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest or currency rates, changes in actual or perceived creditworthiness of issuers, adverse investor sentiment generally, market liquidity, real or perceived adverse market conditions and the risks inherent in investment in securities markets.

  The total return of the Fund may consequently fluctuate within a wide range, so you could lose money over short or even long periods. Even if economic conditions do not change, the value of an investment in the Fund could decline if the particular industries, sectors or companies in which the Fund invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices.

  In recent years, central banks and governmental financial regulators, including the U.S. Federal Reserve, have kept interest rates historically low by purchasing bonds. However, continued economic recovery, the U.S. Federal Reserve's conclusion of its quantitative easing program, and recent increases in interest rates increase the likelihood that interest rates will continue to rise in the near future. To the extent the U.S. Federal Reserve continues to raise interest rates, there is a risk that rates across the financial system may rise, which could make fixed income investments more attractive and decrease demand for equity securities. Rising interest rates could have an adverse effect on the performance of the Fund.

  Market Disruption and Geopolitical Risk

  Geopolitical, environmental and other events may disrupt securities markets and adversely affect global economies and markets. These disruptions could prevent the Fund from implementing its investment strategies and achieving its investment objective, and increase the Fund's exposure to the other risks detailed in this Prospectus. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S.

  War, terrorism, and related geopolitical events, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk.

  Natural and environmental disasters, such as earthquakes and tsunamis, can be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund's investments.

  Securities and financial markets may be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the values of investments traded in these markets, including investments held by the Fund.

  Market disruptions, including sudden government interventions (e.g., currency controls), can also prevent the Fund from implementing its investment strategies efficiently and achieving its investment objective. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Fund's derivatives counterparties to discontinue offering derivatives on some underlying securities, reference rates, or indices, or to offer them on a more limited basis.

  While the U.S. government has honored its credit obligations continuously for more than 200 years, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Fund's investments. Similarly, political events within the U.S. can result in the shutdown of government services, which could negatively affect the U.S. economy, decrease the value of the Fund's investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets.

  Uncertainties regarding the viability of the European Union have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, the world's securities markets would likely be significantly disrupted and the Manager's business may be adversely affected. In June 2016, the United Kingdom held a referendum in which voters approved an exit from the European Union, commonly referred to as "Brexit." In March 2017, Prime Minister Theresa May provided formal notification of the United Kingdom's intention to withdraw from the European Union pursuant to Article 50 of the Treaty of Lisbon to the European Council. This formal notification began a two-year period of negotiations regarding the terms of the United Kingdom's exit from the European Union. There is a significant degree of uncertainty about how negotiations relating to the United Kingdom's withdrawal from the European Union will be conducted, as well as the potential consequences and precise timeframe for Brexit. The decision may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European Union economies, as well as the broader global economy for some time. It is also possible that the United Kingdom could initiate another referendum on the issue of Brexit, or that various countries within the United Kingdom, such as Scotland, could seek to separate from the United Kingdom and remain a part of the European Union. The consequences of the United Kingdom's or another country's exit from the European Union and/or Eurozone also could threaten the stability of the euro for remaining countries and could negatively affect the financial markets of other countries in the European region and beyond.

  Modeling Risk

  The Manager uses quantitative models as one way to manage risk. Any imperfections, errors or limitations in these models could limit any benefit to the Fund from the use of the models, or could result in incorrect outputs or in investment outcomes different from or opposite to those expected or desired by the Manager. These models may make simplifying assumptions that limit their effectiveness and may draw from historical data that does not adequately identify or reflect factors necessary to an appropriate or useful output. There can be no assurance that the models will behave as expected in all market conditions. In addition, computer programming used to create quantitative models, or the data on which such models operate, might contain one or more errors. Such errors might never be detected, or might be detected only after the Fund has sustained a loss (or reduced performance) related to such errors.

  Non-U.S. Investment Risk

  Investing in non-U.S. securities (i.e., those which are not primarily traded on a United States securities exchange) involves additional and more varied risks than those typically resulting from investing in U.S. markets. Similar risks may apply to securities traded on a U.S. securities exchange that are issued by companies with significant exposure to non-U.S. countries.

  The laws of some foreign countries may limit the Fund's ability to invest in securities of certain issuers located in those countries.

  The securities of some foreign governments, companies, and securities markets are less liquid, and at times more volatile, than comparable U.S. securities and securities markets. For example, the securities markets of many non-U.S. countries include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of those securities fluctuate more than those of U.S. securities.

  In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, and diplomatic developments that could adversely affect the values of the Fund's investments in certain non-U.S. countries. There may be a greater risk of political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters, causing the Fund's investments in that country to experience gains or losses. The securities of some non-U.S. entities could also become subject to sanctions or embargoes that adversely affect the Fund's investment.

  Issuers of non-U.S. securities are subject to different, and often less comprehensive, accounting, reporting, custody, auditing and disclosure requirements than domestic issuers. There may be less information publicly available about a non-U.S. entity than about a U.S. entity. Moreover, in certain non-U.S. countries, legal remedies available to investors may be more limited than those available with regard to U.S. investments. It may be difficult to obtain and enforce judgments against non-U.S. entities. In addition, some jurisdictions may limit the Fund's ability to profit from short-term trading (as defined in the relevant jurisdiction).

  Non-U.S. transaction costs, such as brokerage commissions and custody costs may be higher than in the U.S. In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets. Prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) could similarly expose the Fund to credit and other risks it does not have in the U.S. with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers.

  Non-U.S. securities are normally denominated and traded in currencies other than the U.S. dollar. Consequently, the value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, exchange control regulations, and restrictions or prohibitions on the repatriation of non-U.S. currencies. See "Currency and Currency Hedging Risk" above.

  Non-U.S. countries may also have additional requirements with respect to the ownership of securities. For example, many non-U.S. countries have additional reporting requirements that may be subject to interpretation or change without prior notice to investors. While the Fund makes reasonable efforts to stay informed of foreign reporting requirements relating to the Fund's foreign portfolio securities, no assurance can be given that the Fund will satisfy applicable foreign reporting requirements at all times. There are also special tax considerations which apply to securities of non-U.S. issuers and securities principally traded overseas. Income and gains with respect to investments in certain countries may be subject to withholding and other taxes. See "Tax" below, and the SAI for further details.

  Additionally, U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, the Fund's ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market, the Fund may be required to purchase ADRs, GDRs, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a foreign license by one of the Manager's clients may preclude other clients, including the Fund, from obtaining a similar license, and this could limit the Fund's investment opportunities. In addition, the activities of another of the Manager's clients could cause the suspension or revocation of a license and thereby limit the Fund's investment opportunities.

  Over-the-Counter Risk

  Securities and derivatives traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup.

  Real Estate Securities Risk

  There are special risks associated with investment in securities of companies engaged in real property markets, including without limitation REITs and real estate operating companies. An investment in real estate securities may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. An investment in a real property company is subject to additional risks, such as poor performance by the manager of the real property company, adverse changes in tax laws, difficulties in valuing and disposing of real estate, and the effect of general declines in stock prices. Some real property companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a real property company may contain provisions that make changes in control of the company difficult and time-consuming. As a shareholder in a real property company, the Fund, and indirectly the Fund's shareholders, would bear their ratable shares of the real property company's expenses and would at the same time continue to pay their own fees and expenses.

  REITs are subject to the risks associated with investing in the securities of real property companies. In particular, REITs may be affected by changes in the values of the underlying properties that they own or operate. Further, REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency and, as a result, are particularly reliant on the proper functioning of capital markets, as well as defaults by borrowers and self-liquidation. A variety of economic and other factors may adversely affect a lessee's ability to meet its obligations to a REIT. In the event of a default by a lessee, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated with protecting its investments. In addition, a REIT could possibly fail to qualify for favorable tax treatment under the Code, or to maintain its exemptions from registration under the 1940 Act, which could have adverse consequences for the Fund. Subject to any future regulatory guidance to the contrary, any Fund distribution of income attributable to qualified REIT dividends will ostensibly not qualify for the deduction that could be available to a non-corporate shareholder were the shareholder to own such REIT stock directly. Investments in REITs are also subject to the risks affecting equity markets generally.

  Service Provider Risk

  The Fund is subject to the risk that the Manager will apply techniques and analyses to the Fund's investment practices that are not as successful as the techniques and analyses used by other investment advisers. There is no guarantee that the Manager will be able to enhance the returns of the Fund or preserve the Fund's assets. The Manager also may fail to use derivatives effectively, including by choosing to hedge or not to hedge positions at disadvantageous times. The Manager's judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy or as to a hedging or allocation strategy may prove to be incorrect, and may cause the Fund to incur losses.

  There can be no assurance that key personnel of the Manager will continue to be employed by the Manager. The loss of their services could have an adverse impact on the Manager's ability to achieve the Fund's investment objective. A change in laws or regulations due to political or economic events, such as Brexit, may impact the Manager's ability to retain its portfolio managers and other key personnel. For additional information on Brexit see "Market Disruption and Geopolitical Risk" above.

  The Fund is also subject to the risk of loss as a result of other services provided by the Manager and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. The Fund currently utilizes entities affiliated with the Bank of New York Mellon to serve as transfer agent, administrator, custodian and fund accounting agent to the Fund. This arrangement could magnify losses resulting from a systems failure affecting the Bank of New York Mellon. Loss may be caused by inadequate procedures and controls, human error, system failures, negligence, misfeasance or fraud by a service provider or insolvency of a service provider. For example, trading delays or errors (both human and systematic) could prevent the Fund from benefiting from potential investment gains or avoiding losses on the security.

  Settlement Risk

  Markets in different countries have different clearance and settlement procedures. Certain markets may from time to time be unable to keep pace with the volume of transactions.

  Delays in settlement may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or hinder the ability of the Fund to lend its portfolio securities. Delays in settlement may also subject the Fund to penalties for their failure to deliver to on-purchasers of securities whose delivery to the Fund was delayed.

  Delays in the settlement of securities purchased by the Fund may also limit the ability of the Fund to sell those securities at times and prices it considers desirable, and may subject the Fund to losses and costs due to its own inability to settle with subsequent purchasers of the securities from it. The Fund may be required to borrow monies it had otherwise expected to receive in connection with the settlement of securities it has sold, in order to meet its obligations to others.

  Limits on the ability of the Fund to purchase or sell securities due to settlement delays could increase any variance between the Fund's performance and that of its benchmark index.

  Short Position Risk

  The Fund may enter into short positions through several means, including futures contracts, swap agreements, other derivative positions. The Fund may enter into a short position with respect to a reference instrument when it expects the value of the reference instrument to decline. The Fund will incur a loss if the value of the reference instrument increases after the time the Fund has entered into the short position. This loss may be equal to the increase in the value of the reference instrument from the time that the short position was opened plus any transaction costs associated with the short position. Short positions generally involve a form of leverage, which can exaggerate the Fund's losses, and also may involve credit and counterparty risk, such as the risk that the third party to the short position may fail to honor its contractual obligations to the Fund, causing a loss to the Fund. A portfolio that enters into a short position may lose more money than the actual cost of the short position and its potential losses may be unlimited if the Fund does not own the reference instrument and it is unable to close out of the short position. Any gain from a short position will be offset in whole or in part by the transaction costs associated with the short position. In addition, the Fund's short positions may limit its ability to benefit fully from increases in the relevant securities markets.

  Small- and Medium-Capitalization Securities Risk

  Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of larger companies.

  The securities of small- and medium-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. Similarly, the securities of small- and medium-sized companies may trade less frequently and in smaller volumes than securities of larger companies. The prices of these securities may consequently fluctuate more sharply than those of other securities, and the Fund may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. Moreover, there may be less publicly available information about the issuers of these securities or less market interest in these securities than in the case of larger companies, both of which can cause significant price volatility.

  Some securities of small- and medium-sized issuers may also be illiquid or may be restricted as to resale. The Fund may therefore be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund's obligations.

  Structured Finance Securities Risk

  Payment of interest on structured finance securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the creditworthiness of the credit-support provider, if any, and the performance of other service providers with access to the payment stream. A problem in any of these factors can lead to a reduction in the payment stream the Manager expected the Fund to receive when the Fund purchased the structured finance security. Principal repayments of structured finance securities are at risk if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities have. Investments in mortgage-backed securities and other asset-backed securities are subject to the risk of significant credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed income investments. Mortgage-related securities represent a participation in, or are secured by, mortgage loans. Other asset-backed securities are typically structured like mortgage-related securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include, for example, items such as motor vehicle installment sales or installment loan contracts, leases on various types of real and personal property, and receivables from credit card agreements. During periods of falling interest rates, mortgage-related and other asset-backed securities, which typically provide the issuer with the right to prepay the security prior to maturity, may be prepaid, which may result in the Fund having to reinvest the proceeds in other investments at lower interest rates. During periods of rising interest rates, the average life of mortgage-related and other asset-backed securities may extend because of slower-than expected principal payments. This may lock in a below market interest rate, increase the security's duration and interest rate sensitivity, and reduce the value of the security. As a result, mortgage-related and other asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other debt securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage-related or other asset-backed security depends on the terms of the instrument and can result in significant volatility. The price of a mortgage-related or other asset-backed security also depends on the credit quality and adequacy of the underlying assets or collateral. Defaults on the underlying assets, if any, may impair the value of a mortgage-related or other asset-backed security. For some asset-backed securities in which the Fund invests, such as those backed by credit card receivables, the underlying cash flows may not be supported by a security interest in a related asset. Moreover, the values of mortgage-related and other asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence or malfeasance by their servicers and to the credit risk of their servicers. In certain situations, the mishandling of related documentation may also affect the rights of securities holders in and to the underlying collateral. There may be legal and practical limitations on the enforceability of any security interest granted with respect to underlying assets, or the value of the underlying assets, if any, may be insufficient if the issuer defaults.

  Tax Risk

  In order to qualify and be eligible for treatment as a regulated investment company under Subchapter M of the Code, the Fund must, among other things, derive at least 90% of its gross income each year from certain sources of "qualifying income" and comply with certain asset diversification and distribution requirements. Income from certain commodity-linked investments does not constitute "qualifying income" to the Fund for purposes of the Fund's qualification as a regulated investment company for U.S. federal income tax purposes. Income from other commodity-linked investments may not constitute qualifying income. The Fund's pursuit of its investment strategies will potentially be limited by the Fund's intention to qualify for special tax treatment accorded a regulated investment company and its shareholders under the provisions of Subchapter M of the Code, and may bear adversely on the Fund's ability to so qualify. If the Fund were to fail to qualify as a regulated investment company in any taxable year, and were ineligible to or otherwise did not cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income.

  Underlying Funds Risk

  The Fund intends to invest in Underlying Funds and will therefore be exposed to the risk that the Underlying Funds will not perform as expected. The Fund is exposed indirectly to all of the risks applicable to an investment in such Underlying Funds. In addition, lack of liquidity in the Underlying Fund could result in its value being more volatile than the underlying portfolio of securities, and may limit the ability of the Fund to sell or redeem its interest in the Underlying Fund at a time or at a price it might consider desirable. The investment policies and limitations of the Underlying Funds may not be the same as those of the Fund; as a result, the Fund may be subject to additional or different risks, or may achieve a reduced investment return, as a result of its investment in Underlying Funds. If an Underlying Fund is an exchange-traded fund or other product traded on a securities exchange or otherwise actively traded, its shares may trade at a premium or discount to their net asset value, an effect that might be more pronounced in less liquid markets. The Fund bears its proportionate share of the fees and expenses of any Underlying Fund in which it invests.

  The Manager or an affiliate will serve as investment adviser to some Underlying Funds, leading to potential conflicts of interest and other risks. For example, the Manager would have an incentive to invest in Underlying Funds in need of seed capital, even if the expenses of such Underlying Funds are higher than alternative investments or alternative investments would be more appropriate for the Fund in light of its investment strategy. Investment by the Fund in an Underlying Fund may be beneficial to the Manager or an affiliate in the management of the Underlying Fund, by helping to achieve economies of scale or enhancing cash flows. Due to this and other factors, the Manager will, in some circumstances, have an incentive to invest the Fund's assets in an Underlying Fund sponsored or managed by the Manager or its affiliates in lieu of investments by the Fund directly in portfolio securities, or may have an incentive to invest in the affiliated Underlying Fund over a pool sponsored or managed by others. Similarly, the Manager may have an incentive to delay or decide against the sale of interests held by the Fund in an Underlying Funds sponsored or managed by the Manager or its affiliates. It is possible that other clients of the Manager or its affiliates will purchase or sell interests in an Underlying Fund sponsored or managed by the Manager or its affiliates at prices and at times more favorable than those at which the Fund does so. In addition, the Manager's fiduciary duty to an affiliated Underlying Fund may subject the Fund to restrictions on redemptions in certain circumstances, which may make the Fund's investments in affiliated Underlying Funds less liquid than investments in other Underlying Funds.

  Valuation Risk

  Some portfolio holdings, potentially a large portion of the Fund's investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. Technological issues or other service disruption issues involving third-party service providers may cause the Fund to value its investments incorrectly. In addition, there is no assurance that a Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by a Fund at that time. Investors who purchase or redeem shares on days when the Fund is holding fair-valued investments may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the holding(s) or had used a different valuation methodology.

  Volatility Management Risk

  The Manager seeks to mitigate the effects of extreme market conditions by maintaining a diversified multi asset class portfolio, (including regular scenario analysis, employing risk models) and making select use of instruments that the Manager expects to hedge the portfolio or dampen volatility during extreme market conditions. Such instruments may include investments in Underlying Funds pursuing a managed futures strategy and other instruments. There can be no guarantee that the Manager will be successful in managing the Fund's overall level of volatility. As a result, the Fund may not realize the anticipated benefits from its volatility management strategies or it may realize losses. Under certain market conditions, the use of volatility management strategies by the Manager may also result in less favorable performance than if such strategies had not been used. For example, if the Fund has reduced its overall exposure to equities to avoid losses in certain market environments, the Fund may forego some of the returns that can be associated with periods of rising equity values. In addition, the investment performance of the Fund relative to that of other funds may be adversely affected if the other portfolios do not attempt to manage their volatility or they target a different level of volatility than does the Fund. The investment techniques the Manager uses in managing the Fund's volatility may not be as effective as the techniques other portfolios may use to manage volatility. In addition, the Fund may realize losses as a result of the implementation of volatility management strategies for the Fund. For example, delays in increasing or decreasing the Fund's volatility level may adversely affect the Fund's performance or result in losses. During periods of extremely low volatility or extremely high volatility, the Manager may experience difficulty in adjusting the Fund's volatility to the desired level.

  The SAI includes more information about the Fund, its investments and the related risks.

  Fund Management

  Investment Manager

  The Fund is advised and managed by the Manager, Baillie Gifford Overseas Limited, of Calton Square, 1 Greenside Row, Edinburgh EH1 3AN, Scotland. The Manager is a wholly owned subsidiary of Baillie Gifford & Co., which is controlled by its working partners. The Manager, its parent, Baillie Gifford & Co. and their affiliates are referred to as "Baillie Gifford".

  Experience

  The Manager is a registered investment adviser which, together with its affiliates, advises other mutual funds and a variety of private accounts, including accounts managed on behalf of corporate and public pension plan sponsors, endowments, foundations, sovereign wealth funds, and family office clients. The Manager was organized in 1983, and had approximate assets under management of $158 billion as of December 31, 2017.

  Investment Services

  The Manager selects and reviews the Fund's investments and provides executive and other personnel for the management of the Trust, pursuant to the Amended and Restated Investment Advisory Agreement between the Manager and the Trust on behalf of the Fund, as amended from time to time (the "Advisory Agreement").

  A discussion regarding the basis of the Board's approval of the Advisory Agreement of the Fund will be available in the first shareholder report that covers the period in which the Fund commences operations.

  Under the Advisory Agreement, the Fund pays the Manager an Advisory Fee quarterly. The Advisory Fee is calculated and accrued daily as a percentage of the average daily net assets of the Fund. The Advisory Fee paid by the Fund under the Advisory Agreement is subject to the breakpoints reflected in the following table.

Fund	Average Daily Net Assets of the Fund (millions)	Annual Rate at Each Asset Level
The Multi Asset Fund	$0 - $2,000 >$2,000 - $5,000 Above $5,000	0.33% 0.29% 0.27%

  Upon termination of the Advisory Agreement at other than quarter end, the Advisory Fee for the partial quarter shall be determined by reference to the termination date and shall be prorated accordingly.

  Administration and Supervisory Services

  The Manager is responsible for providing certain administrative services to Fund shareholders as well as coordinating, overseeing and supporting services provided to Fund shareholders by third parties, including financial intermediaries that hold accounts with the Fund, pursuant to an Administration and Supervisory Agreement between the Manager and the Trust on behalf of the Fund (the "Administration and Supervisory Agreement"). The Administration and Supervisory Agreement also relates to the Class K and Institutional Class shares of other series of the Trust.

  Under the Administration and Supervisory Agreement, the Fund pays to the Manager an Administration and Supervisory Fee quarterly, in arrears, with respect to Class K and Institutional Class shares at an annual rate of 0.17% of the Fund's average daily net assets. The Administration and Supervisory Fee and the Advisory Fee are together referred to as the "Management Fee." The Fund had not commenced operations as of the end of the most recently completed fiscal year. As a result, the Fund did not pay Administration and Supervisory Fees for the most recently completed fiscal year.

  The Trust has adopted an Administration, Supervisory and Sub-Accounting Services Plan pursuant to Rule 12b-1 of the 1940 Act with respect to Class K and Institutional Class shares of the Fund (the "Plan"). However, no distribution payments under Rule 12b-1 have been authorized by the Board as of the date of this Prospectus, and no distribution fees under Rule 12b-1 are currently payable under the Plan. If the Board authorizes distribution payments pursuant to Rule 12b-1 in the future for any Class of shares, the Manager or another service provider might collect distribution fees under Rule 12b-1, but only after appropriate authorization by the Board and after this Prospectus has been updated to reflect such additional fees.

  Should distribution payments under Rule 12b-1 be collected, these fees would be paid out of the Fund's assets on an on-going basis, and over time these fees could increase the cost of your investment and may cost you more than paying other types of sales charges.

  Expenses

  The operational expenses of the Fund are borne by the Fund, including but not limited to brokerage commissions, transfer taxes and extraordinary expenses in connection with its portfolio transactions, all applicable taxes, trustee compensation, interest charges, charges of custodians, auditing and legal expenses.

  The calculation of Acquired Fund Fees and Expenses ("AFFE") in the Fund's Annual Fund Operating Expenses table in this Prospectus does not include all costs that the Fund might incur in acquiring or disposing of interests in an acquired fund. For example, the Fund would generally not include in this calculation brokerage commissions or mark-ups or mark-downs associated with the purchase or sale of acquired fund interests. In addition, the Fund may receive rebates from certain acquired funds, which may serve to offset expenses borne by the Fund, or fees paid by the Fund, in connection with the Fund's investment in such acquired funds. The Fund will generally net these rebates against the fees and expenses of the acquired fund for purposes of calculating AFFE. Total Annual Fund Operating Expenses disclosed in this Prospectus will differ from the ratio of expenses to average daily net assets shown in the Fund's Financial Highlights and shareholder reports (when these become available following the Fund's commencement of operations), since only the Total Annual Fund Operating Expenses disclosed in this Prospectus will account for AFFE.

  Certain expenses, not including advisory and custodial fees or other expenses related to the management of the Fund's assets, may be allocated to a specific Class of shares if those expenses are actually incurred in a different amount with respect to a Class, or if services are provided with respect to a Class that are of a different kind or to a different degree than with respect to the other Class. As discussed below under  "Buying, Selling, and Exchanging Shares through Financial Intermediaries —How are financial intermediaries compensated?" , Institutional Class shares bear expenses in connection with compensating financial intermediaries for sub-transfer agency and other services. Class K shares do not bear such expenses.

  The Manager has contractually agreed to waive its fees and/or bear other expenses of the Fund through April 30, 2020 to the extent that the Fund's Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses, Acquired Fund Fees and Expenses and extraordinary expenses) exceed 0.65% for Class K and Institutional Class shares, after taking into account the Affiliated Fund Waiver (defined below).

  For the purposes of determining such fee waiver and/or expense reimbursement, the expenses are calculated based on the percentage of the average daily net assets. Sub-accounting expenses (which are excluded from the cap on Total Annual Fund Operating Expenses) include, without limitation, sub-transfer agency, sub-administration and other shareholder servicing fees and expenses of the type described below under the heading "Buying, Selling, and Exchanging Shares through Financial Intermediaries."

  Pursuant to the terms of the agreement governing the expense limitation, the Manager does not have a right to recover from the Fund any fees waived or expenses paid pursuant to this expense limitation. This contractual agreement may only be terminated by the Board of Trustees of the Trust.

  In addition, the Manager has contractually agreed to irrevocably waive a portion of its Management Fee in an amount equal to 100% of the management fee paid by any Affiliated Acquired Fund (defined below) with respect to Fund assets invested in such Affiliated Acquired Fund. For purposes of this waiver, "Affiliated Acquired Fund" means any pooled investment vehicle managed by the Manager or by any entity controlling, controlled by or under common control with the Manager, provided that, with respect to the share class in which the Fund invests, the pooled investment vehicle pays a management fee.  This contractual agreement (the "Affiliated Fund Waiver") may only be terminated by the Board of Trustees of the Trust. While the Fund had not commenced operations as of the date of this Prospectus, the Manager estimates that as a result of the Affiliated Fund Waiver the Fund will bear Acquired Fund Fees and Expenses of 0.15%.

  Investment Team

  Investment decisions made by the Manager for the Fund are made by a team of portfolio managers organized for that purpose.

  The Multi Asset Fund Team

  The Fund's management team meets regularly to assess the long-term return potential of the asset classes in which the Fund may invest, discuss economic and market conditions, consider possible future scenarios, evaluate individual stocks and other instruments, and to review risk and returns of the portfolio as a whole. The team also holds ad hoc meetings as required to discuss relevant developments in the portfolio. The team takes collective responsibility for portfolio construction and draws upon a range of resources and personnel within the Manager with respect to implementing specific aspects of the Fund's strategy.

  The Multi Asset Fund is jointly and primarily managed by a team of experienced portfolio managers, which includes:

Education	Investment Experience
Patrick Edwardson BSc in Banking and international Finance (1993) Cass Business School

  Joined Baillie Gifford in 1993 and became a Partner of Baillie Gifford in 2005. Mr. Edwardson has worked in both the Fixed Income Team and the UK Equity Team. In 2007, Mr. Edwardson began initial development of our Diversified Growth product and is Head of the Multi Asset Team.

  Mr. Edwardson has been a member of the team since the Fund's inception in 2018.

James Squires BA Mathematics and Philosophy (2006) Oxford University CFA Charterholder

  Joined Baillie Gifford in 2006 and became a Partner of Baillie Gifford in 2018. Mr. Squires worked in the North American Equity and Fixed Income teams before joining the Multi Asset Team in 2008. Mr. Squires is a member of Baillie Gifford's Investment Risk Committee.

  Mr. Squires has been a member of the team since the Fund's inception in 2018.

David McIntyre BA in History and Politics (2004) Oxford University CFA Charterholder

  Joined Baillie Gifford in 2008. Mr. McIntyre previously worked as a Chartered Accountant with KPMG. Mr. McIntyre worked in the Fixed Income and Equity teams before joining the Multi Asset Team.

  Mr. McIntyre has been a member of the team since the Fund's inception in 2018.

Felix Amoako Bachelor of Commerce in Accounting (2008) University of Cape Coast, Ghana MSc in Investment Analysis (2010) Stirling University CFA Charterholder

  Joined Baillie Gifford in 2011. Mr. Amoako is an investment manager in the Multi Asset Team.  Mr. Amoako worked in the Credit and Global Alpha teams before joining the Multi Asset Team.

  Mr. Amoako has been a member of the team since the Fund's inception in 2018.

Scott Lothian BSc in Actuarial Mathematics and Statistics (1999) Heriot-Watt University

  Joined Baillie Gifford in 2015. Mr. Lothian is an Investment Manager in the Multi Asset Team. Mr. Lothian worked for Schroders in London, BEA Union in Hong Kong and Towers Watson before joining Baillie Gifford. Mr. Lothian is also a Fellow of the Institute of Actuaries.

  Mr. Lothian has been a member of the team since the Fund's inception in 2018.

  Compensation

  The SAI provides information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund shares.

  Shares

  Share Classes

  The Trust is authorized to issue Class K and Institutional Class shares of the Fund.

  How Shares are Priced

  Each share Class has its own share price. The purchase price of each Class of the Fund's shares is based on that Class's net asset value. The share price is computed for each share Class as follows:

    the total market value of all assets and fund-level liabilities of the Fund is calculated, then divided by the total amount of shares held in the Fund (the "Fund Asset Value"); then the market value of the assets for each Class is calculated on a pro-rata basis, based on the Fund Asset Value (the "Class Asset Value"); then the market value of the class-specific liabilities attributable to each share Class is calculated (the "Class Liabilities"); then the share price for each Class is calculated by deducting the Class Liabilities from the Class Asset Value.

  When shares are priced

  The net asset value for each Class will be determined as of a particular time of day (the "Pricing Point" ) on any day on which the New York Stock Exchange ("NYSE" ) is open for unrestricted trading. The Pricing Point is normally at the scheduled close of unrestricted trading on the NYSE (generally 4:00 p.m. Eastern Time). In unusual circumstances, the Fund may determine that the Pricing Point shall be at an earlier, unscheduled close or halt of trading on the NYSE. The price at which purchase and redemption orders are effected is based on the next calculation of the net asset value after the order is received in good order. "Good order" means, among other things, that your request includes complete information. In general, an order is in "good order" if it includes: (i) the trade date of the purchase or redemption; (ii) the name of the Fund and share class; (iii) the U.S. dollar amount of the shares, in the case of a redemption you may also provide number of shares; (iv) the name and the account number set forth with sufficient clarity to avoid ambiguity; and (v) the relevant authorized signatories. In the case of a purchase, immediately available funds must also be received prior to the Pricing Point.

  The net asset value for each Class may be affected by changes in the value of currencies in relation to the U.S. dollar. This is because investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using currency exchange rates obtained from pricing services at the Pricing Point on each day that the NYSE is open for unrestricted trading. If you are buying or selling shares, the share price you receive will be the share price determined after the subscription or redemption request is received by the Fund (or your financial intermediary) in good order.

  The net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem shares of the Fund. This is because the Fund may invest in securities that are primarily traded on foreign exchanges which may trade at times or on days when the Fund does not price its shares.

  Current net asset values per share for the Fund are available on the Fund's website at http://USmutualfund.bailliegifford.com.

  How assets are valued

  In accordance with the Trust's Pricing and Valuation Procedures, the Fund's investments are valued at their fair market value as follows:

    If reliable market quotations are readily available, the investments will generally be valued at the last quoted sale price on each business day or, if not traded on that business day, at the most recent quoted bid price.

    If reliable current market quotations are not readily available or quotations are not believed to be reliable due to market changes that occur after the most recent available quotations are obtained or for any other reason, the fair value of the investments will be assessed in accordance with the pricing and valuation procedures of the Trust, as more fully described in the SAI. Such market changes may:

      relate to a single issuer or events relating to multiple issuers;

      be considered to include changes in the value of U.S. securities or securities indices; or

      occur after the close of the relevant market and before the time at which the applicable net asset value is determined.

  Please see the section entitled "Purchase, Redemption, and Pricing of Shares —Determination of Net Asset Value" in the SAI for further information.

  How to Buy Shares

  Process

  You may purchase Institutional Class or Class K shares of the Fund by taking the following two steps:

    Request a Subscription.

    If you purchase shares through a financial intermediary, you may make a subscription for shares by making a request to your intermediary. Your intermediary may charge you a transaction fee or other fee in return for its services.

    For Class K, you may also mail or email a subscription request to the Transfer Agent in a format prescribed by the Manager, which includes:

      the name of the Fund;

      the exact name in which shares are to be registered;

      the dollar amount of shares to be purchased;

      a signature by all owners of the shares, in accordance with the form of registration;

      the capacity of the signatory, if the signatory is acting in a fiduciary capacity, or as an agent on behalf of a corporation, partnership or trust; and

      the trade date.

    Please note, if this is your first purchase through a bank, broker or financial intermediary:

      your financial intermediary may have different or additional requirements for opening an account and/or processing share purchases, or may be closed at times when the Fund is open;

      your financial intermediary may need to determine which, if any, shares are available through that firm and to learn which other rules apply;

      to open certain types of accounts, such as IRAs, you may be required to submit an account-specific application. If you are opening an account through a financial intermediary, such as a bank or broker, the financial intermediary should have the documents that you will need; and

      individual participants in a participant-directed retirement plan (such as a 401(k) plan) must submit their investment elections in accordance with the relevant plan documentation.

    If this is your first purchase and you are not purchasing through a financial intermediary (available for Class K shares only):

      you will need to contact the Trust, which will determine if you are eligible to purchase Class K shares. If you are eligible, the Trust will ask you to complete an application form; and

      bank account details provided to the Transfer Agent will be used to process all future redemptions, unless you contact the Transfer Agent to change those details.

    The Transfer Agent, or your financial intermediary, as applicable, may then ask you for additional information. Federal law requires financial institutions to obtain, verify and record identification information relating to new investors, to help the U.S. government fight the funding of terrorism and money laundering activities. The Fund may consequently be required to obtain the following information from new investors: (i) name; (ii) date of birth (for individuals); (iii) residential or business street address; (iv) Social Security number, taxpayer identification number, or other identifying number; and (v) completed Forms W-8 or W-9. Additional information may be required for corporations and other entities. The Fund or its service providers may release this information or any other information held by you to proper authorities if, in light of applicable laws or regulations concerning money laundering and similar activities, they determine it is in the best interests of the Fund or otherwise permitted by applicable law and appropriate to do so. The Fund or its service providers may also provide nonpublic personal financial information relating to shareholders or prospective shareholders to third-parties as necessary to perform services for the Fund or to comply with requests from regulators or tax authorities.

    The Fund will then decide whether to accept your application on behalf of the Trust. Assuming your request is accepted, you will receive the account details for payment.

    Pay for shares.

    Payment for shares can be made by:

      electronic bank transfer to the nominated account;

      exchanging securities on deposit with a custodian acceptable to the Manager or the Fund's distributor; or

      a combination of such securities and cash.

    The Transfer Agent will then apply the payment to the purchase of full and fractional Fund shares of beneficial interest in the Fund, and will send you (or your financial intermediary will send you) a statement confirming the transaction. Please see the back cover of this Prospectus for information on how to contact the Trust. Please see the section below on how to pay for shares by exchanging securities.

  When you can buy shares

  Shares of the Fund are offered on a continuous basis, unless otherwise indicated in this Prospectus or the SAI, and can be purchased on any day on which the NYSE is open for unrestricted trading, unless otherwise indicated in this Prospectus or the SAI.

  With respect to transactions directly with the Fund/Transfer Agent, for a purchase order to be effective as of a particular day, the Fund must have accepted the order and have received immediately available funds by the Pricing Point on such day.

  The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veterans Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed.

  Cancelling an order

  Purchase orders cannot be cancelled after the Trust has received immediately available funds. This is the case even if the cancellation request is received prior to the Pricing Point.

  Paying by exchanging securities

  If you are paying for Fund shares with securities, please note:

    You must obtain instructions by contacting the Fund. See "Contacts and Further Information" below.

    You must deliver all rights in the securities to the Fund to finalize the purchase of Fund shares;

    You should obtain tax advice regarding the specific U.S. federal income tax consequences of this process. Generally speaking, for U.S. federal income tax purposes, payment using securities may give rise to a gain or loss by an investor that is subject to U.S. federal income taxation. This depends on several factors, including the investor's basis in the securities tendered and the extent to which the investor owns shares of the Fund following the exchange;

    The securities will be valued in the same manner as the Fund's assets as described under "How Shares are Priced," subject to any charges or expenses which may be properly incurred as a consequence of such transaction;

    The Manager will not approve the acceptance of securities in exchange for Fund shares unless:

      The Manager, in its sole discretion, believes the securities are appropriate investments for the Fund;

      you represent and agree that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, as amended, or that would otherwise impair the investors' ability to transfer them to the Fund or the Fund's ability to dispose of them subsequently; and

      the securities may be acquired under the Fund's investment policies and restrictions.

    No investor owning 5% or more of the Fund's shares may purchase additional Fund shares by exchange of securities, other than at the sole discretion of the Manager or the Fund's distributor in accordance with the applicable legal and regulatory restrictions on affiliated transactions.

  Restrictions on Buying Shares

  Minimum investment

  The minimum initial investment for Class K is $25 million. There is no minimum investment amount for Institutional Class shares. The Fund may, at its discretion, permit a smaller minimum total investment balance for Class K under certain circumstances.

  If you purchase shares through a financial intermediary, the intermediary may impose different investment minimums.

  Share Class Eligibility

  You must be eligible for the share Class you are applying for. The Fund offers two classes of shares through this Prospectus: Class K and Institutional Class.  Class K and Institutional Class shares of the Fund have the same investment objective and investments, but the different share Classes have different expense structures and eligibility requirements. You should choose the Class for which you are eligible, with the expense structure that best meets your needs.

  The principal differences between the Classes are as follows:

	Class K	Institutional Class
Availability	Limited to certain qualified recordkeepers and employer-sponsored retirement plans that do not receive sub-accounting or recordkeeping payments from the Fund.	Limited to certain banks, broker-dealers and other Financial Intermediaries and employee-sponsored retirement plans that receive sub-accounting or recordkeeping payments from the Fund.
Minimum Initial Investment	$25 million	None
Sub-Accounting/Sub- Transfer Agency Expenses	None

  Yes. Expenses may vary depending on the arrangements with financial intermediaries that offer Fund shares. Expenses are incurred pursuant to "fee for service" arrangements with financial intermediaries.

Distribution (Rule 12b-1) Fees	None	None
Administration and Supervisory Fee	0.17% annual fee	0.17% annual fee
Sales Charge (Load)	None	None
Redemption Fees	None	None
  Class K Shares

  The following categories of investors and accounts may buy Class K shares of the Fund:

    Institutional investors, including, but not limited to, employer sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs), endowments, foundations, insurance company general accounts, insurance company separate accounts, local, city, and state governmental institutions, and other tax-exempt entities that meet the requirements for qualification under Section 501 of the Internal Revenue Code of 1986, as amended (the "Code").

    Unaffiliated U.S. registered mutual funds including those that operate as "fund of funds," collective trust funds, investment companies or other pooled investment vehicles.

    Other investors for which the Fund or the Fund's distributor, Baillie Gifford Funds Services LLC ( "BGFS"), has pre-approved the purchase.

  The following categories of investors and accounts qualify to buy Class K shares of the Fund but the $25 million investment minimum is waived:

    Employer sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs) that invest through a record-keeper or third party retirement platform.

    Advisory programs where the shares are acquired on behalf of program participants in connection with a comprehensive fee or other advisory fee arrangement between the program participant and a registered broker dealer or investment adviser, trust company, bank, family office, multi-family office (referred to as the "Sponsor" ) in which the program participant pays the Sponsor a fee for investment advisory or related services and the Sponsor or a broker-dealer through which the Fund's shares are acquired has an agreement with BGFS.

    Any trust or plan established as part of a qualified tuition program under Section 529 of the Code, provided BGFS has entered into a contract with the state sponsor of the program or one of its service providers to provide certain services relating to the operation of the program or to provide Fund shares for purchase in connection with the program.

    Clients (other than defined contribution employer sponsored retirement plans) of an institutional consultant where (a) the consultant has undertaken to provide certain services directly to the client with respect to the client's investment in the Fund and (b) the Fund or BGFS has notified that consultant in writing that the proposed investment is permissible.

    Investment companies or other pooled vehicles that are managed by the Manager or its affiliates.

    Directors or officers of the Fund, or partners or employees of the Manager or its affiliates, or members of the immediate family of any of those persons.

    Existing institutional separate account clients of the Manager or its affiliates.

  Class K shares are not available for purchase directly by members of the public, except as explicitly provided herein, or by those who require any form of sub-accounting, sub-transfer agency and/or other shareholder services payments from the Fund.

  Institutional Class Shares

  The following investors and accounts qualify to buy Institutional Class shares of the Fund:

    Employer sponsored retirement plans that invest through a record-keeper or third party retirement platform.

    Any trust or plan established as part of a qualified tuition program under Section 529 of the Code, if a contract exists between BGFS and/or its affiliates and the state sponsor of the program or one of its service providers, to provide the program:

      services relating to operating the program; and/or

      Fund shares for purchase which require sub-accounting, sub-transfer agency and/or other shareholder services payments from the Fund.

    Advisory programs where the shares are acquired by a Sponsor on behalf of program participants if:

      the program participant pays the Sponsor a fee for investment advisory or related services, under a comprehensive fee or other advisory fee arrangement; and

      the Sponsor or the broker-dealer through which the Fund's shares are acquired has an agreement with BGFS.

    Other investors for which the Fund or BGFS has pre-approved the purchase.

  Institutional Class shares are available only to investors or through Sponsors who require sub-accounting, sub-transfer agency and/or other shareholder services payments from the Fund. Institutional Class shares are not available for purchase directly by members of the public, except as explicitly provided herein.

  You must be purchasing for your own account

  Purchasers must be acquiring shares for their own account or through an authorized intermediary and for investment purposes only, or must otherwise be doing so in a manner acceptable to the Trust.

  You must be a U.S. Person

  Shares of the Fund are intended for investment by U.S. persons. The Manager and BGFS each reserve the right to reject any purchase order from any investor outside the U.S.

  The Manager is not offering Fund shares to or with or otherwise promoting the Fund to any natural or legal persons domiciled or with a registered office in any European Economic Area member state ("EEA Member State") where the European Union's Alternative Investment Fund Managers Directive ("AIFMD") is in force and effect. Furthermore, in light of the structure of the Fund and the manner in which they are managed, they do not fall within the scope of the AIFMD, and shareholders of the Fund are not subject to the protections of AIFMD or any implementing legislation relating to AIFMD. The Manager may in its discretion accept any such investor into the Fund, but only if it satisfied that, by accepting such investor, it would not be in breach of any law, rule, regulation or other legislative or administrative measure in or otherwise applicable to the relevant EEA Member State and such investor is otherwise eligible under the laws of such EEA Member State to invest in the Fund.

  Subscriptions may be rejected

  The Fund reserves the right to reject any purchase order for any reason that the Fund in its sole discretion deems appropriate.

  In all cases, the Manager and BGFS reserve the right to reject any particular investment. In particular, and without limiting the generality of the foregoing the Manager or Distributor may reject an investment:

    if in the opinion of the Manager or BGFS, the size of the investment and/or the transaction costs associated with the investment are such that there would be a dilution of the Fund's net asset value;

    if the Fund is unable to verify your identity within a reasonable time;

    if you are proposing to purchase shares using securities and the Manager has determined that this is not appropriate; and

    to the extent a plan sponsor wishes to rely upon the Manager or BGFS to provide recordkeeping services, such as maintaining plan and participant records; processing enrolment; processing participants' investment elections, contributions, and distributions; and issuing account statements to participants or other personalized services with respect to individual beneficial owners.

  Fund may change the terms

  The Fund reserves the right to suspend or change the terms of the offering of its shares. The Fund may each stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

  Delivery of documents to accounts sharing an address

  To reduce expenses, the Fund may mail only one copy of the Fund's Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-844 394 6127, or contact your financial institution. We will begin sending you individual copies within thirty (30) days of receiving such request.

  Buying, Selling, and Exchanging Shares through Financial Intermediaries

  What is a financial intermediary?

  Financial intermediaries are firms that provide certain administrative and account maintenance services to mutual fund investors. Financial intermediaries may include, among others, brokers, financial planners or advisers, banks, and insurance companies.

  How do I access the Fund through a financial intermediary?

  Any financial intermediary which is properly authorized by the Fund can accept purchase, redemption and exchange orders on its behalf. The financial intermediary is responsible for transmitting your transaction request and funds in good form and in a timely manner to the Fund.

  Orders received for the Fund by an authorized financial intermediary (or other financial intermediaries designated by the financial intermediary) prior to the Pricing Point will be deemed to have been accepted by the Fund at that time and will be executed at that day's closing share price.

  The Fund will not be responsible for delays by the financial intermediary in transmitting your transaction request, including timely transfer of payment, to the Fund.

  If you are purchasing, selling, exchanging or holding Fund shares through a program of services offered by a financial intermediary, you may be required by the financial intermediary to pay additional fees. You should contact the financial intermediary for information concerning what additional fees, if any, may be charged.

  What services are provided by financial intermediaries?

  The actual services provided, and the payments made for such services, will vary from intermediary to intermediary.

  Examples of intermediary services include:

    establishing and maintaining one or more omnibus accounts with the Transfer Agent;

    establishing and maintaining sub-accounts and sub-account balances for each plan participant that may be a holder of Fund shares;

    processing orders by shareholders to purchase, redeem and exchange shares;

    transmitting to the Transfer Agent net subscription or net redemption orders reflecting subscription, redemption and exchange orders received by it with respect to Fund shareholders;

    receiving and transmitting the purchase price or redemption proceeds relating to orders;

    mailing periodic reports, transaction confirmations and sub-account information to beneficial owners and plan participants;

    answering inquiries about the Fund or a plan participant's sub-account balances or distribution options;

    providing assistance to shareholders effecting changes to their dividend options, account designations or addresses;

    disbursing income dividends and capital gains distributions;

    preparing and delivering to shareholders, and state and federal authorities including the United States Internal Revenue Service, such information respecting dividends and distributions paid by the Fund as may be required by law, rule or regulation; and

    withholding on dividends and distributions as may be required by state or federal authorities from time to time.

  How are financial intermediaries compensated?

  It is expected that Institutional Class shares of the Fund will make payments, or reimburse the Manager or its affiliates for payments they make, to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services.

  The amount of such payments and/or reimbursement is subject to the caps established by the Board and is reviewed by the Trustees periodically.

  The nature and extent of sub-accounting services provided to Institutional Class shareholders and the amount of sub-accounting fees charged to the Fund will vary among financial intermediaries. Institutional Class shares bear sub-accounting expenses on a class-wide basis. As such, the rate at which these expenses are incurred, as a percentage of Institutional Class net assets, will be a blended rate of the rates charged by various financial intermediaries holding shares in the Fund. In instances where this blended rate is higher than the rate charged to the Fund by your financial intermediary, you will bear the higher blended rate instead of the lower rate charged to the Fund by your financial intermediary.

  All payments made by the Fund to financial intermediaries are for bona fide shareholder services and are not intended for distribution of Fund shares.

  Additional information concerning payments the Fund, the Manager or their affiliates may make to financial intermediaries, and the services provided by financial intermediaries, can be found in the SAI under "Manager — Payments to Financial Intermediaries."

  How to Sell Shares

  Process

  Redemption Request - You can redeem your shares by taking either of the following steps:

    Through your broker or financial intermediary.

    If you hold shares through a financial intermediary, you may redeem shares by making a request to your intermediary. Your intermediary may charge you a transaction fee or other fee in return for its services.

    Mail or email a redemption request to the Transfer Agent, in the Manager's prescribed form, which includes:

      the name of the Fund;

      the exact name in which shares are registered;

      the number of shares or the dollar amount of shares to be redeemed;

      a signature by all owners of the shares, in accordance with the form of registration;

      the capacity of the signatory, if the signatory is acting in a fiduciary capacity, or as an agent on behalf of a corporation, partnership or trust; and

      the trade date.

  Redemption orders cannot be cancelled after the Trust has received a redemption request. This is the case even if the request is received prior to the Pricing Point.

  Redemption Payment - Cash payments will be transferred for payment into your account after a request for redemption is received by the Trust in good order. The Fund generally expects to pay out redemption proceeds to redeeming shareholders within 1 business day following the trade date indicated in the redemption request. The Fund typically meets redemption requests by using holdings of cash and cash equivalents or by selling portfolio assets. The Fund may also use a credit facility or trade portfolio holdings ahead of the trade date to meet significant requests for redemption. The Fund reserves the right to satisfy redemption requests up to 7 days following the trade date indicated in the redemption request.

  If you request a whole or part in-kind distribution of securities held by the Fund in lieu of cash, the Manager will grant this if it determines, in the Manager's sole discretion, that to do so is lawful and will not be detrimental to the best interests of the remaining shareholders of the Fund. This is subject to the Fund's election under Rule 18f-1 described below. If you intend to request a distribution in kind, please note:

    Securities distributed in connection with the request will be valued in accordance with the Fund's procedures for valuation described under "How Shares are Priced."

    Securities and assets distributed will be selected by the Manager in light of the Fund's investment objective and generally will not represent a pro-rata distribution of each holding in the Fund's portfolio.

    You may incur market-imposed taxes or charges in connection with assuming title to such securities from the Fund, and may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

  Change of information - If you need to change or update your account information, you may do so through your financial intermediary, or by mailing or emailing the Transfer Agent a designation of the new accounts and any change in the accounts originally designated for the depositing of funds. This must be signed by the relevant authorized signatories of the subscriber. If you hold an account directly with the Transfer Agent, all redemptions and dividend disbursements will be processed according to the bank account details you provided upon your initial account set-up, unless you have contacted the Transfer Agent to change those details. Please see the back cover of this Prospectus for information on how to contact the Transfer Agent.

  When you can redeem shares

  Shares may be redeemed on any day on which the NYSE is open for trading.

  Please note that the Trust may suspend the right of redemption and may postpone payment for the Fund for more than seven days during an emergency which makes it impracticable for the Fund to dispose of its securities or to fairly determine the value of the net assets of the Fund, or during any other period permitted by the Securities and Exchange Commission for the protection of investors.

  Automatic redemptions

  The Fund reserves the right to redeem or require the transfer of any individual's shares if:

    the holding of the shares by such person is unlawful;

    in the opinion of the Board or the Fund's service providers, the holding might result in the Fund or the shareholders as a whole incurring any liability to taxation or suffering pecuniary or material administrative disadvantage which the Fund or the shareholders as a whole might not otherwise suffer or incur; or

    the Fund can not verify your identity.

  Short-Term Trading

  The Trust encourages shareholders to invest in the Fund as part of a long-term investment strategy and discourages excessive, short-term trading and other abusive trading practices, sometimes referred to as "market timing." These practices may present risks to the Fund, including increased transaction costs, interference with the efficient management of the Fund, and dilution of investment returns.

  Frequent, short-term trading, abusive trading practices and market timing (together, "Frequent Trading"), often in response to short-term fluctuations in the market, are not knowingly permitted by the Fund. The Fund does not accommodate frequent purchases and redemptions of Fund Shares by Fund shareholders. Frequent Trading into and out of the Fund may harm the Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs.

  The Board has adopted a "Frequent Trading Policy" (the "Policy") to discourage Frequent Trading. Under the Policy, the Fund reserves the right to reject any exchanges or purchase orders or to suspend redemptions by any shareholder engaging in Frequent Trading activities.

  As a means to protect the Fund and its shareholders from Frequent Trading in Class K and Institutional Class shares:

    The Transfer Agent arranges for the compilation, monitoring and reporting of account-level information on underlying shareholder activity on a risk-based approach designed to identify trading that could adversely impact the Fund;

    The Fund has obtained information from each Financial Intermediary holding shares in an omnibus account with the Fund regarding whether the Financial Intermediary has adopted and maintains procedures that are reasonably designed to protect the Fund against harmful short-term trading;

    When the Fund invests in securities that trade on foreign markets, pursuant to the Fund's fair valuation procedures, pricing adjustments may be made based on information received from a third-party, multi-factor fair valuation pricing service; and

    The Board may from time to time consider whether it is necessary or appropriate for the Fund to impose a redemption fee not exceeding 2% that, in the Board's judgment, is necessary or appropriate to recoup the costs and limit any dilution resulting from frequent redemptions. Any such redemption fee would be imposed only to manage the impact of ongoing frequent trading or other abusive trading practices and would not be imposed retrospectively on historic trades.

  Under the Policy, Frequent Trading includes certain material "Round Trip" transactions (a purchase or exchange and redemption or exchange within the same Fund). If a shareholder engages in Frequent Trading, the Fund may take certain remedial or preventive measures, including rejecting any purchase, in whole or in part. The Fund reserves the right to reject purchase orders by any person whose trading activity in Fund shares is deemed harmful to the Fund. While the Fund attempts to discourage Frequent Trading, there can be no guarantee that they will be able to identify investors who are engaging in Frequent Trading or limit their trading practices. Additionally, frequent trades of small amounts may not be detected. The Fund recognizes that it may not always be able to detect or prevent Frequent Trading or other activity that may disadvantage the Fund or its shareholders.

  The Fund shareholder's right to purchase shares through an automatic investment plan or redeem shares in full (or in part through a systematic withdrawal plan) are unaffected by these restrictions.

  Election under Rule 18f-1

  The Trust, on behalf of the Fund, has made an election pursuant to Rule 18f-1 under the 1940 Act committing the Fund to pay in cash any request for redemption received during any 90-day period of up to the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of the period. This election is irrevocable without prior approval by the SEC. The Fund reserves the right to pay redemption proceeds in-kind except as described above.

  Share Dividends and Distributions

  It is the practice of the Fund to distribute, annually, all net investment income received from investments alongside any net realized capital gains earned through trading activities.

  Distributions will be automatically reinvested in Fund shares unless you submit a request for a cash payment with at least ten days' prior notice, before the record date for distribution, to the transfer agent.

  Tax

  The following  discussion is for general information purposes only. Prospective and actual shareholders should consult their own tax advisers with respect to their particular circumstances and the effect of state, local, or foreign tax laws to which they may be subject.

  The following discussion provides only limited information about the U.S. federal income tax treatment of shareholders that are not U.S. shareholders, and it does not address the U.S. federal income tax treatment of shareholders that are subject to special tax regimes such as certain financial institutions, insurance companies, dealers in securities or foreign currencies, U.S. shareholders whose functional currency (as defined in Section 985 of the Code) is not the U.S. dollar, persons investing through defined contribution plans and other tax-qualified plans, and persons that hold shares in the Fund as part of a "straddle," "conversion transaction," "hedge," or other integrated investment strategy. All such prospective and actual shareholders are urged to consult their own tax advisers with respect to the U.S. tax treatment of an investment in shares of the Fund.

  The discussion below as it relates to U.S. federal income tax consequences is based upon the Code and regulations, rulings, and judicial decisions thereunder as of the date hereof. Such authorities may be repealed, revoked, or modified (possibly on a retroactive basis) so as to result in U.S. federal income tax consequences different from those discussed below. The Fund has not sought an opinion of legal counsel as to any specific U.S. tax matters.

  U.S. Shareholders

  The following discussion addresses certain U.S. federal income tax considerations which may be relevant to investors that:

    are citizens or residents of the United States, or corporations, partnerships, or other entities created or organized under the laws of the United States or any political subdivision thereof, estates that are subject to United States federal income taxation regardless of the source of their income or trusts if (i) a court within the United States is able to exercise primary supervision over the administration of the trust and one or more U.S. persons have the authority to control all substantial decisions of the trust or (ii) the trust has a valid election in effect under applicable Treasury regulations to be treated as a United States person; and

    hold, directly or indirectly, shares of the Fund as a capital asset

    (each such investor a "U.S. shareholder").

  Tax Status

  The Fund is treated as a separate taxable entity for U.S. federal income tax purposes.

  The Fund intends to elect to be treated and qualify each year as a regulated investment company which is eligible for treatment under the provisions of Subchapter M of the Code. In order to qualify and be eligible for treatment as a regulated investment company under Subchapter M of the Code, the Fund must, among other things, derive at least 90% of its gross income each year from certain sources of "qualifying income" and comply with certain asset diversification and distribution requirements.

  So long as the Fund qualifies for treatment as a regulated investment company, the Fund itself generally will not be subject to U.S. federal income tax to the extent that it distributes to its shareholders, in a timely manner, dividend, interest and certain other income, its net realized short-term capital gains and its net realized long-term capital gains.

  The remainder of this discussion assumes that the Fund will qualify as a regulated investment company.

  Excise Tax

  The Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts, if it fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one year period ending October 31, plus any retained amount from the prior year. Distributions made in January will generally be deemed to have been paid by the Fund on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November or December of that preceding year.

  The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance it will make such distributions.

  Personal Holding Company Rules

  If the Fund were to be a "personal holding company," it would potentially need to comply with additional requirements with respect to its distributions to shareholders in order to avoid a Fund-level tax under the personal holding company rules.

  Distributions

  For U.S. federal income tax purposes, distributions of investment income are generally taxable to shareholders subject to tax as ordinary income.

  Taxes on distributions of capital gains are determined by how long the Fund owned (or is deemed to have owned) the investments that generated them, rather than how long the shareholder has owned its shares.

  Distributions of net capital gains from the sale of investments that the Fund owned (or is deemed to have owned) for more than one year and that are properly reported by the Fund as capital gain dividends will be taxable as long-term capital gains and taxed to individuals at reduced rates relative to ordinary income. Distributions of gains from the sale of investments that the Fund owned (or is deemed to have owned) for one year or less will be taxable as ordinary income. Distributions of investment income reported by the Fund as derived from "qualified dividend income" – as further defined in the SAI – will be taxed in the hands of individuals at the rates applicable to long-term capital gains provided that holding period and other requirements are met at both the shareholder and Fund level.

  Distributions are taxable to a shareholder (other than a tax-exempt shareholder or a shareholder investing through a tax-advantaged arrangement) even if they are paid from income or gains earned by the Fund before the shareholder's investment (and thus were included in the price paid by the shareholder for Fund shares). Distributions from the Fund will be taxed as described above whether received in cash or in additional Fund shares.

  Notwithstanding the foregoing, the Fund may retain (a) investment company taxable income, subject to the distribution requirements applicable for qualification as a regulated investment company under the Code or (b) net capital gains and pay a Fund-level tax on any such retained amounts.

  Medicare Tax

  A 3.8% Medicare contribution tax is imposed on the "net investment income" of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends, including any capital gain dividends paid by the Fund, and net gains recognized on the sale, exchange, redemption or other taxable disposition of shares of the Fund.

  Sale, Exchange or Redemption

  A sale, exchange, or redemption of shares of the Fund, including a redemption in-kind, is a taxable event to the selling, exchanging, or redeeming shareholder. An exchange of the Fund's shares for shares of another Baillie Gifford fund will be treated as a sale of the Fund's shares. Any gain resulting from a sale, exchange (including an exchange for shares of another Baillie Gifford fund), or redemption of shares in the Fund will generally (except in the case of a tax-exempt shareholder or a shareholder investing through a tax-advantaged arrangement) be subject to federal income tax at either short-term or long-term capital gain rates depending on how long the shareholder has owned the shares.

  Foreign Currency and Other Derivative Transactions

  The Fund's transactions in foreign currencies and certain derivative instruments, including options, futures contracts, hedging transactions, forward contracts, swaps and straddles, will be subject to special tax rules and may produce a difference between the Fund's book income and taxable income. The special tax rules to which such transactions are subject may accelerate income or defer losses of the Fund, or otherwise affect the amount, timing or character of distributions to shareholders. A difference between the Fund's book and taxable income may cause a portion of the Fund's income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company.

  Debt Transactions

  The Fund's investments in certain debt obligations may cause that Fund to recognize taxable income in excess of the cash generated by such obligations. As a result, the Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements.

  Foreign Taxes

  The Fund may be subject to foreign withholding and other taxes on income, gains and proceeds derived from foreign investments. Such taxes would reduce the yield on the Fund's investments. However, as described immediately below, shareholders may be entitled to claim a credit or deduction with respect to their share of foreign taxes incurred by the Fund.

  Foreign Tax Credit or Deduction

  If more than 50% of the Fund's assets at taxable year end consist of the securities of foreign corporations, the Fund may elect to permit shareholders who are U.S. citizens or residents or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax returns for their pro-rata portions of foreign income taxes paid by the Fund. In such case, income of the Fund from non-U.S. sources that is distributed to Fund shareholders would be treated as income from non-U.S. sources to the shareholders. The amount of foreign income taxes paid by the Fund would be treated as foreign taxes paid directly by Fund shareholders and, in addition, this amount would be treated as additional income to Fund shareholders from non-U.S. sources regardless of whether the Fund shareholder would be eligible to claim a foreign tax credit or deduction in respect of those taxes. Shareholders that are not subject to U.S. federal income tax, and those who invest in the Fund through tax-advantaged accounts (including those who invest through tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund. Investors should consult their tax advisors for further information relating to the foreign tax credit and deduction, which are subject to certain restrictions and limitations (including, with respect to the foreign tax credit, a holding period requirement applied at both the Fund and the shareholder level). Prospective investors should also consult the discussion in the SAI regarding investment by the Fund in securities of certain foreign corporations.

  Annual Tax Reports

  Where required, the Fund will provide shareholders with federal tax information annually, including information about dividends and distributions paid during the preceding year.

  IRS Returns

  Shareholders may be required to file an information return with the Internal Revenue Service, including, but not limited to, if they recognize certain levels of losses with respect to shares in the Fund ($2 million or more for an individual shareholder or $10 million or more for a corporate shareholder), or are deemed to have participated in a confidential transaction involving shares in the Fund.

  FinCEN Form 114

  Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of the Fund could be required to report annually their "financial interest" in the Fund's "foreign financial accounts," if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts. Shareholders are urged to consult a tax advisor regarding the applicability to them of this reporting requirement.

  Backup Withholding Tax

  The Fund generally is required to apply backup withholding and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding.

  Non-U.S. Persons Tax Treatment

  Fund shareholders who are not U.S. citizens or residents or that are foreign corporations, partnerships, trusts or estates may be subject to substantially different tax treatment with respect to distributions from the Fund.

  Financial Highlights

   The financial highlights tables for the Fund will be included in the annual report covering the first fiscal year following the Fund's commencement of investment operations.

  Historical Performance Information for Substantially Similar Accounts

  The Fund was recently organized and has no performance history of its own. The following tables set forth historical performance information for all discretionary accounts, all of which are non-U.S. regulated open-end investment funds, managed by the Manager and its affiliates that have substantially similar investment objectives, policies, strategies, risks and investment restrictions as the Fund (collectively, the "Substantially Similar Accounts" ). The Substantially Similar Accounts are not offered to U.S. investors and will not accept investments from any U.S. persons.

  Members of the portfolio management team for the Fund, as disclosed in this Prospectus, have managed each of the Substantially Similar Accounts since the inception of such Substantially Similar Account and they continue to do so as of the date of this Prospectus. The Substantially Similar Accounts are separate and distinct from the Fund; the performance of the Substantially Similar Accounts is not intended as a substitute for the Fund's performance and should not be considered a prediction of the future performance of the Fund or the Manager.

  The returns of the Substantially Similar Accounts have not been converted to U.S. dollars and are presented below in the currency in which the particular Substantially Similar Account is denominated. The returns of the Substantially Similar Accounts would be different, due to currency conversion, if they were expressed in U.S. dollars. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of brokerage commissions and execution costs paid by the Substantially Similar Accounts, without provision for federal or state income taxes. "Net of fees" figures are net of all actual fees and reflect the deduction of investment advisory fees and for the Substantially Similar Accounts, may also reflect the deduction of other fees, including, without limitation, custodial fees.

  Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. Annual returns are calculated by geometrically linking (i.e., calculating the product of) the monthly returns. Investors should be aware that the performance information shown below was calculated differently than the methodology mandated by the SEC for registered investment companies.

  The Substantially Similar Accounts may be subject to lower expenses than the Fund and are not subject to the same diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the 1940 Act or Subchapter M of the Code. Consequently, the performance results for each Substantially Similar Account may have been less favorable had they been subject to the same expenses as the Fund or had they been regulated as investment companies under the federal securities laws.

  The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax that may have been payable.

  Substantially Similar Account Performance:

  Annualized Returns for periods ended December 31, 2017 (net of fees)

Period	Baillie Gifford Diversified Growth Fund (GBP)	Baillie Gifford Worldwide Diversified Return Yen Fund (JPY)	Baillie Gifford Multi Asset Growth Fund (GBP)	Baillie Gifford Worldwide Diversified Return US Dollar Fund (USD)	BofA Merrill Lynch 3-Month Treasury Bill Index (USD)	U.S. Consumer Price Index (USD)
Since Inception	9.09% (a)	6.69% (b)	8.15% (c)	5.77% (d)	0.21%(e)	1.81%(e)
5 years	5.38%	-	-	-	0.27%	1.47%
3 years	5.29%	-	-	-	0.41%	2.00%
1 year	7.19%	8.26%	8.49%	-	0.85%	2.14%

  (a)  Annualized returns since December 22, 2008, the inception date of the account.

  (b) Annualized returns since October 1, 2015, the inception date of the account.

  (c) Annualized returns since December 8, 2015, the inception date of the account.

  (d) Annualized returns since April 4, 2017, the inception date of the account.

  (e) Annualized returns since December 22, 2008, the inception date of the Baillie Gifford Diversified Growth Fund.

  Calendar Year Returns for periods ended December 31 (net of fees)

Year	Baillie Gifford Diversified Growth Fund (GBP)	Baillie Gifford Worldwide Diversified Return Yen Fund (JPY)	Baillie Gifford Multi Asset Growth Fund (GBP)	Baillie Gifford Worldwide Diversified Return US Dollar Fund (USD)	BofA Merrill Lynch 3-Month Treasury Bill Index (USD)	U.S. Consumer Price Index (USD)
2017	7.19%	8.09%	8.49%	-	0.85%	2.14%
2016	6.93%	6.82%	8.54%	-	0.33%	2.54%
2015	1.83%	-	-	-	0.05%	1.34%
2014	5.33%	-	-	-	0.03%	-0.22%
2013	5.68%	-	-	-	0.07%	1.58%
2012	11.25%	-	-	-	0.11%	1.68%
2011	0.39%	-	-	-	0.10%	3.01%
2010	14.20%	-	-	-	0.13%	1.70%
2009	30.36%	-	-	-	0.21%	2.62%

  Additional Information about the Substantially Similar Accounts

  The Baillie Gifford Diversified Growth Fund and the Baillie Gifford Multi Asset Growth Fund are sub-funds of the Baillie Gifford Investment Funds ICVC (Investment Company with Variable Capital), which is a UK-domiciled umbrella Open-End Investment Company (OEIC) regulated by the UK Financial Conduct Authority. The Baillie Gifford Worldwide Diversified Return Yen Fund and the Baillie Gifford Worldwide Diversified Return US Dollar Fund are sub-funds of Baillie Gifford Worldwide Funds PLC, which is an Ireland-domiciled investment company with variable capital established as an umbrella fund pursuant to the European Communities (Undertakings for Collective Investment in Transferable Securities) (UCITS) Regulations, 2011, as amended.

  Contacts and Further Information

Fund	The SAI contains more detailed information about the Fund. The SAI is incorporated by reference into this Prospectus, which means that it is legally considered to be part of this Prospectus.
Investments

  Additional information about the Fund's investments can be found:

    On our website at http://USmutualfund.bailliegifford.com. Following its commencement of operations, the Fund's portfolio holdings as of each calendar quarter's end, approximately 10 days after that quarter's end.

    In the SAI. The Trust's policies on disclosing the Fund's portfolio holdings are described in the SAI.

    In the annual and semi-annual reports to shareholders. These reports will include a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year to date.

Copies of Reports

  The Fund's Prospectus and the SAI are available and, following the Fund's commencement of operations, its annual report and semi-annual reports will be available, free of charge using the contacts below.

  In addition to this, the reports can be found:

    In the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

    On the EDGAR database on the SEC's Internet site at http://www.sec.gov. This website includes reports and other information about the Funs. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

    On the Trust's website, at http://USmutualfund.bailliegifford.com.

Other Shareholder Queries	Shareholders may request other information about the Fund and may direct inquiries to the Trust c/o Baillie Gifford Overseas Limited, or the Transfer Agent using the contacts below.

  Contact the Trust

Online	http://USmutualfund.bailliegifford.com
Email	northamericanvehiclesteam@bailliegifford.com
Mail	c/o Baillie Gifford Overseas Limited, One Greenside Row, Calton Square, Edinburgh EH1 3AN
Toll-Free Telephone	1-844-394-6127

  Contact the Transfer Agent

New Account Emails	BGUSNewAcctSetUp@bnymellon.com
Purchase and Redemption Requests	BGUSInstTrades@bnymellon.com
Inquiry Emails	BMI.InstInquiry@bnymellon.com
Mail	BNY Mellon Asset Servicing, 4400 Computer Drive, 015-2W12, Westborough, MA 01581-1722
Toll-Free Telephone	1-844-741-5143

  Investment Company Act File No. 811-101455

  Baillie Gifford Funds — The Multi Asset Fund

  Statement of Additional Information

  November 29, 2018

  This Statement of Additional Information ("SAI") relates to the following fund and share classes of Baillie Gifford Funds (the "Trust" ):

	Class K	Institutional Class
The Multi Asset Fund	BGBKK	BGBIX

  This SAI is not a prospectus.  This SAI provides additional information in relation to the prospectus of The Multi Asset Fund (the "Fund" ), dated November 29, 2018, as revised or supplemented from time to time (the "Prospectus"), and should be read in conjunction therewith.

  The Prospectus and the most recent annual and semi-annual report to shareholders of the Fund may be obtained, free of charge, by contacting the Trust using the details below.

Online	http://USmutualfund.bailliegifford.com
Email	northamericanvehiclesteam@bailliegifford.com
Mail	c/o Baillie Gifford Overseas Ltd., Calton Square, 1 Greenside Row, Edinburgh, United Kingdom EH1 3AN
Toll-Free Telephone	1-844-394-6127

  Table of Contents

    Background on the Trust and the Fund
    Fund Investments
      Non-Fundamental Investment Policies
      Fundamental Investment Policies
      Temporary Defensive Positions
      Risks
      Disclosure of Fund Investments
      Investment Glossary
    Purchase, Redemption and Pricing of Shares
      How to Buy & Redeem Shares
      Determination of Net Asset Value
    Trustees and Trust Officers
      Trustee Responsibilities and Powers
      Trustee Appointments
      Trustee Nominations by Shareholders
      Trustee Meetings
      Trustee Compensation
      Trust Officers
      Trust Officer Compensation
      Trustee and Trust Officer Liability
      Investment in the Fund by Trust, Manager and Distributor Personnel
    Manager
      Oversight by the Board
      Management Services
      Administration and Supervisory Services
      Investment Decisions by Portfolio Managers
      Proxy Voting
      Investment Process – Best Execution
      Payments to Financial Intermediaries
      Other Services
      Compensation
    Other Key Service Providers
      Administrator – BNYM
      Custodian – BNYM
      Transfer Agent – BNY Mellon Investment Servicing (U.S.) Inc.
      Independent Registered Public Accounting Firm – Cohen & Company, Ltd.
      Underwriter – BGFS
      Trust Legal Counsel – Ropes & Gray LLP
      Independent Trustee Legal Counsel – Vedder Price P.C.
    Shareholders
      Principal Holders of Securities
      Control Persons
      Management Ownership
      Shareholder Rights
      Distributions
      Tax
    Financial Statements

  Background on the Trust and the Fund

  This Statement of Additional Information ( "SAI") relates to The Multi Asset Fund (the "Fund") only. The Fund is a series of shares of beneficial interest of Baillie Gifford Funds (the "Trust"). The Trust is registered with the Securities and Exchange Commission ("SEC" ) as an open-end management investment company. The Trust is organized as a Massachusetts business trust under the laws of Massachusetts by a Second Amended and Restated Agreement and Declaration of Trust dated February 27, 2017, as amended from time to time (the "Declaration of Trust" ).

  The Fund is "diversified" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced operations on or following the date of this SAI, and its initial fiscal year ends on April 30, 2019.

  Fund Investments

  This section sets out investment policies for the Fund, which apply in addition to the investment strategies summarized in the Prospectus under "Principal Investment Strategies" and "Additional Investment Strategies". The investment policies of the Fund set forth in the Prospectus and in this SAI may be changed by the Trust's Board of Trustees (the "Board" ) without shareholder approval except that any policy explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund (which means the lesser of (i) 67% of the shares of the Fund represented at a meeting at which 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).

  Non-Fundamental Investment Policies

  The Fund's investment objective and policies set forth in the Prospectus are non-fundamental policies of the Fund. In addition, the following non-fundamental policy set forth in the Prospectus is subject to change only upon sixty days' prior notice to shareholders:

    The Fund will not invest more than 15% of the value of net assets of the Fund in illiquid securities.

  Fundamental Investment Policies

  The following are fundamental policies of the Fund:

  The Fund may:

    Act as underwriter of securities to the extent consistent with applicable law, regulation or order from time to time.

    Borrow money to the extent consistent with applicable law, regulation or order from time to time.

    Purchase, sell, or hold real estate or interests in real estate to the extent consistent with applicable law, regulation or order from time to time.

    Invest in commodities to the extent consistent with applicable law, regulation or order from time to time.

    Make loans to others to the extent consistent with applicable law, regulation or order from time to time.

    Not purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. government securities, including securities issued by any agency or instrumentality of the U.S. government, and related repurchase agreements.

    Issue senior securities to the extent consistent with applicable law, regulation or order from time to time.

  In determining whether a transaction is permitted by applicable law, regulation, or order, the Fund currently construes fundamental policies (2) and (7) above not to prohibit any transaction that is permitted under Section 18 of the 1940 Act and the rules thereunder, as interpreted or modified, or as may otherwise be permitted by regulators having jurisdiction from time to time. The Trust understands that the staff of the SEC deems certain transactions that the Fund may enter into to involve the issuance of a senior security unless certain cash, U.S. government securities or other high grade debt instruments are deposited in a segregated account or are otherwise covered.  Such transactions include: short sales, reverse repurchase agreements, forward contracts, futures contracts and options thereon, options on securities and currencies, dollar rolls, and swaps, caps, floors and collars.  Under the 1940 Act, a "senior security" does not include any promissory note or evidence of indebtedness when such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed.  Provisions of the 1940 Act permit the Fund to borrow from a bank, provided that the Fund maintains continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with exceptions for borrowings not in excess of 5% of the Fund's total assets made for temporary administrative purposes.

  For purposes of fundamental policy (4) above, all swap agreements and other derivative instruments that were not classified as commodity interests or commodity contracts prior to July 21, 2010 are not deemed to be commodities or commodity contracts.

  Temporary Defensive Positions

  The Fund may invest a portion of its assets in cash or cash equivalents, including money market funds or short-term commercial paper, to facilitate daily portfolio operations, to take temporary defensive positions—for instance, by allocating substantial assets to cash, commercial paper, or other less volatile instruments—in response to adverse or unusual market, economic, political, or other conditions, or otherwise to further the Fund's investment objective. In taking temporary defensive positions, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.

  Borrowings

  The Trust, on behalf of the Fund and other funds advised by Baillie Gifford Overseas Limited (the "Manager" and each such fund a "Participating Fund," and together, the "Participating Funds"), has entered into a revolving credit facility agreement (the "Credit Agreement") with The Bank of New York Mellon whereby the Participating Funds may borrow for the temporary funding of shareholder redemptions with respect to Class K and Institutional Class shares or for other temporary or emergency purposes. Pursuant to allocation procedures adopted by the Board, it is anticipated that the classes borrowing pursuant to the Credit Agreement shall bear any expenses associated with the credit facility or borrowings thereunder.

  The Credit Agreement permits the Participating Funds to borrow up to an aggregate commitment amount of $50 million (the "Commitment Limit") at any time outstanding, subject to asset coverage and other limitations as specified in the Credit Agreement. A Participating Fund may borrow up to the maximum amount allowable under its current Prospectus and SAI, subject to various other legal, regulatory or contractual limits.

  Borrowing results in interest expense and other fees and expenses for Class K and Institutional Class shares that may impact such classes' expenses, including any net expense ratios. The costs of borrowing may reduce the total returns for these classes. If a Participating Fund borrows pursuant to the Credit Agreement, that Participating Fund is charged interest on the amount borrowed. The Credit Agreement also imposes an ongoing commitment fee on undrawn amounts under the credit facility. As of the date of this SAI, a portion of the commitment fee is paid directly by the Manager pursuant to an agreement with The Bank of New York Mellon. The Participating Funds pay the remainder of the fee, and in the future the Participating Funds may pay the entire commitment fee. Any portion of the commitment fee paid by the Participating Funds will be allocated to each Participating Fund pro rata, based on such Participating Fund's average net asset value attributable to the share classes for which the facility is maintained.

  Risks

  The principal risks of investing in the Fund are summarized in the Prospectus under the Fund Summary, and are discussed in more detail under "Principal Investment Risks."

  The discussion below is meant to supplement these sections of the Prospectus by addressing certain non-principal risks, and providing additional detail regarding certain of the principal risks.

  Accelerated Transactions

  For the Fund to take advantage of certain available investment opportunities, the Manager may need to make investment decisions on an expedited basis. In such cases, the information available to the Manager at the time of an investment decision may be limited. The Manager may not, therefore, have access to the detailed information necessary for a full analysis and evaluation of the investment opportunity.

  Asset Segregation and Coverage

  The Fund may be required to earmark or otherwise segregate liquid assets in respect of its obligations under derivatives transactions that involve contractual obligations to pay in the future, or the Fund may engage in other measures to "cover" its obligations with respect to such transactions. The amounts that are earmarked or otherwise segregated may be based on the notional value of the derivative or on the daily mark-to-market obligation under the derivatives contract and may be reduced by amounts on deposit with the applicable broker or counterparty to the derivatives transaction. In certain circumstances, the Fund may enter into an offsetting position rather than earmarking or segregating liquid assets. The Fund may modify its asset segregation and coverage policies from time to time. Although earmarking or segregating may in certain cases have the effect of limiting the Fund's ability to engage in derivatives transactions, the extent of any such limitation will depend on a variety of factors, including the method by which the Fund determines the nature and amount of assets to be earmarked or segregated.

  Cleared Derivatives Transactions

  Under recently adopted rules and regulations, transactions in some types of swaps are required to be centrally cleared. In a cleared derivatives transaction, the Fund's counterparty to the transaction is a central derivatives clearing organization, or clearing house, rather than a bank or broker. Because the Fund is not a member of a clearing house, and only members of a clearing house can participate directly in the clearing house, the Fund holds cleared derivatives through accounts at clearing members. In cleared derivatives transactions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through its accounts at clearing members. Clearing members guarantee performance of their clients' obligations to the clearing house. Centrally cleared derivative arrangements may be less favorable to the Fund than bilateral (non-cleared) arrangements. For example, the Fund may be required to provide greater amounts of margin for cleared derivatives transactions than for bilateral derivatives transactions. Also, in contrast to bilateral derivatives transactions, in some cases following a period of notice to the Fund, a clearing member generally can require termination of existing cleared derivatives transactions at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions or to terminate transactions at any time. The Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or which the Manager expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund's behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of the transaction, including loss of an increase in the value of the transaction and loss of hedging protection. In addition, the documentation governing the relationship between the Fund and clearing members is drafted by the clearing members and generally is less favorable to the Fund than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Fund in favor of the clearing member for losses the clearing member incurs as the Fund's clearing member. Also, such documentation typically does not provide the Fund any remedies if the clearing member defaults or becomes insolvent.

  Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. With respect to a centrally cleared transaction, a party is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to centrally cleared derivatives is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and regulation to segregate all funds received from customers with respect to cleared derivatives positions from the clearing member's proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account (which can be invested in instruments permitted under the regulations). Therefore, the Fund might not be fully protected in the event of the bankruptcy of the Fund's clearing member because the Fund would be limited to recovering only a pro rata share of the funds held by the clearing member on behalf of customers, with a claim against the clearing member for any deficiency. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amount is generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the CFTC require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report the Fund's initial margin, the Fund is subject to the risk that a clearing house will use the assets attributable to it in the clearing house's omnibus account to satisfy payment obligations a defaulting customer of the clearing member has to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers, rather than individually for each customer. The Fund is therefore subject to the risk that a clearing house will not make variation margin payments owed to the Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that the Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund's cleared derivatives positions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with the Fund, or in the event of fraud or misappropriation of customer assets by a clearing member, the Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

  Commodities

  There are several additional risks associated with transactions in commodity futures contracts, swaps on commodity futures contracts, commodity forward contracts and other commodities instruments. In the commodity instruments markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling commodity instruments today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same commodity instrument, the commodity producer generally must sell the commodity instrument at a lower price than the expected future spot price. Conversely, if most hedgers in the commodity instruments market are purchasing commodity instruments to hedge against a rise in prices, then speculators will only sell the other side of the commodity instrument at a higher future price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in commodity instruments markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new commodity instrument, the Fund might reinvest at a higher or lower future price, or choose to pursue other investments. The commodities which underlie commodity instruments may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund's investments to greater volatility than other investments. Also, unlike the financial instruments markets, in the commodity instruments markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity instruments contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in instruments on that commodity, the value of the commodity instrument may change proportionately.

  Commodity-Linked Investments

  The value of commodity-linked derivative securities held by the Fund may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments.

  The prices of commodity-linked derivative securities may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase. Of course, there cannot be any guarantee that these investments will perform in that manner in the future, and at certain times the price movements of commodity-linked instruments have been parallel to those of debt and equity securities. Commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits. Under favorable economic conditions, the Fund's investments may be expected to underperform an investment in traditional securities. Over the long term, the returns on the Fund's investments are expected to exhibit low or negative correlation with stocks and bonds.

  Because commodity-linked investments are available from a relatively small number of issuers, the Fund's investments will be particularly subject to counterparty risk, which is the risk that the issuer of the commodity-linked derivative (which issuer may also serve as counterparty to a substantial number of the Fund's commodity-linked and other derivative investments) will not fulfill its contractual obligations.

  Convertible Securities

  The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because convertible securities may be converted at either a stated price or a stated rate into underlying shares of common stock. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated or high-yield securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. However, a convertible security's market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security's "conversion price." The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, the Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund's return.

  Contingent Convertible Securities

  Contingent convertible securities ("CoCos") have no stated maturity, have fully discretionary coupons and are typically issued in the form of subordinated debt instruments. CoCos generally either convert into equity or have their principal written down upon the occurrence of certain triggering events ("triggers") linked to regulatory capital thresholds or regulatory actions relating to the issuer's continued viability. As a result, an investment by the Fund in CoCos is subject to the risk that coupon (i.e., interest) payments may be cancelled by the issuer or a regulatory authority in order to help the issuer absorb losses. An investment by the Fund in CoCos is also subject to the risk that, in the event of the liquidation, dissolution or winding-up of an issuer prior to a trigger event, the Fund's rights and claims will generally rank junior to the claims of holders of the issuer's other debt obligations. In addition, if CoCos held by the Fund are converted into the issuer's underlying equity securities following a trigger event, the Fund's holding may be further subordinated due to the conversion from a debt to equity instrument. Further, the value of an investment in CoCos is unpredictable and will be influenced by many factors and risks, including interest rate risk, credit risk, market risk and liquidity risk. An investment by the Fund in CoCos may result in losses to the Fund.

  Derivatives

  The Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments, and the use of certain derivatives may subject the Fund to the potential for unlimited loss.

  Management Risk

  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

  Credit and Counterparty Risk

  The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms. To the extent the Fund has significant exposure to a single or small group of counterparties, this risk will be particularly pronounced.

  Liquidity Risk

  Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

  Leverage Risk

  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Fund uses derivatives for leverage, investments in the Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, the Fund will segregate assets determined to be liquid by the Manager in accordance with procedures approved by the Board (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under derivative instruments. In accordance with the 1940 Act restrictions on "senior securities" and SEC staff interpretations on potential leverage through derivatives, the Fund that engages in derivatives trading routinely segregates liquid assets and/or "covers" its derivatives positions. While one purpose of segregation and coverage is to mitigate the downside risks of leverage, these practices do not eliminate such risks and cannot prevent the Fund from incurring losses (including significant reductions in net asset value) as a result of investing in derivatives.

  Lack of Availability

  Because the markets for certain derivative instruments (including markets located in non-U.S. countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a portfolio manager of the Fund may wish to retain the Fund's position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that the Fund will engage in derivatives transactions at any time or from time to time. The Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

  Market and Other Risks

  Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund's interest. If the Manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other Fund investments. The Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

  Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. There are significant differences between the securities and derivatives markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. In addition, the Fund's use of derivatives may affect the amount, timing or character of distributions payable to, and thus taxes payable by, shareholders. Derivative instruments are also subject to the risk of ambiguous documentation. A decision as to whether, when and how to use derivatives involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. In addition, derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions.

  Risks Associated with Derivatives Regulation

  The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union and some other countries are implementing similar requirements, which will affect the Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country's derivatives regulations. Clearing rules and other new rules and regulations could, among other things, restrict the Fund's ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Fund to new kinds of costs and risks.

  For example, in the event of a counterparty's (or its affiliate's) insolvency, the Fund's ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, with respect to counterparties who are subject to such proceedings in the European Union, the liabilities of such counterparties to the Fund could be reduced, eliminated, or converted to equity in such counterparties (sometimes referred to as a "bail in").

  Additionally, United States regulators, the European Union and certain other jurisdictions have adopted minimum margin and capital requirements for uncleared derivatives transactions. It is expected that these regulations will have a material impact on the Fund's use of uncleared derivatives. These rules impose minimum margin requirements on derivatives transactions between the Fund and its counterparties and may increase the amount of margin the Fund is required to provide. They impose regulatory requirements on the timing of transferring margin and the types of collateral that parties are permitted to exchange.

  These and other regulations are new and evolving, so their potential impact on the Fund and the financial system are not yet known.

  Contractual Risks

  Among other trading agreements, the Fund is also party to International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Agreements") with select counterparties that generally govern over-the-counter ("OTC") derivative transactions entered into by the Fund. The ISDA Agreements typically include representations and warranties as well as contractual terms related to collateral, events of default, termination events, and other provisions. Termination events include the decline in the net assets of the Fund below a certain level over a specified period of time and entitle a counterparty to elect to terminate early with respect to some or all the transactions under the ISDA Agreement with that counterparty. Depending on the relative size of the Fund's derivatives positions, such an election by one or more of the counterparties could have a material adverse impact on the Fund's operations.

  Options Risks

  The Fund may write a call or put option only if the option is "covered" as such term is used in the context of Section 18 of the 1940 Act. In the case of a call option on a security, a call option is covered for these purposes if the Fund segregates assets determined to be liquid by the Manager in accordance with procedures approved by the Board of Trustees in an amount equal to the contract value of the position (minus any collateral deposited with a broker-dealer), on a mark-to-market basis. The option is also covered if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Manager in accordance with procedures approved by the Board of Trustees in such amount are segregated) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund segregates assets determined to be liquid by the Manager in accordance with procedures approved by the Board of Trustees in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same index or security as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is segregated by the Fund in assets determined to be liquid by the Manager in accordance with procedures approved by the Board of Trustees. A put option on a security or an index is "covered" if the Fund segregates assets determined to be liquid by the Manager in accordance with procedures approved by the Board of Trustees equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is segregated by the Fund in assets determined to be liquid by the Manager in accordance with procedures approved by the Board of Trustees.

  If an option written by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). In addition, the Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option that is sold. There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

  The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. See "Tax" below. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

  The premium paid for a put or call option purchased by the Fund is an asset of the Fund. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued in accordance with the Trust's valuation policies and procedures.

  The Fund may write straddles (covered or uncovered) consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

  OTC Options Risks

  The Fund may be required to treat as illiquid OTC options purchased and securities being used to cover certain written OTC options, and it will treat the amount by which such formula price exceeds the intrinsic value of the option (i.e., the amount, if any, by which the market price of the underlying security exceeds the exercise price of the option) as an illiquid investment. The Fund may also purchase and write so-called dealer options. Participants in OTC options markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets and therefore OTC derivatives generally expose the Fund to greater counterparty risk than exchange-traded derivatives.

  Futures Contracts and Options on Futures Contracts Risks

  The Fund will ordinarily be able to close open positions on the futures exchange on which futures are then traded at any time up to and including the expiration day. The Fund will be required to segregate initial margin in the name of the futures broker upon entering into a future. Variation margin will be paid to and received from the broker on a daily basis as the contracts are marked to market. For example, when the Fund has purchased a future and the price of the relevant underlier has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when the Fund has purchased a future and the price of the relevant reference asset has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker.

  The Fund may close open positions on the futures exchanges on which futures are traded at any time up to and including the expiration day. All positions that remain open at the close of the last business day of the contract's life are required to settle on the next business day (based upon the value of the relevant index on the expiration day), with settlement made with the appropriate clearing house. Additional or different margin requirements as well as settlement procedures may be applicable to foreign stock futures at the time the Fund purchases such instruments. Positions in futures may be closed out by the Fund only on the futures exchanges upon which the futures are then traded.

  When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its futures commission merchant an amount of margin set by the exchange on which the contract is traded ("initial margin"). The required amount of initial margin may be modified by the exchange or the futures commission merchant during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund would ordinarily earn interest income on initial margin deposits. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the exchange of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions.

  The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

  Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (i.e., with the same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. Any transaction costs must also be included in these calculations.

  Swaps Risk

  The Fund, as the purchaser in a swap, bears the risk that the investment might expire worthless. It also would be subject to counterparty risk—the risk that the counterparty may fail to satisfy its payment obligations to the Fund in the event of a default (or similar event). In addition, as a purchaser in a credit default swap, the Fund's investment would only generate income in the event of an actual default (or similar event) by the issuer of the underlying obligation.

  As the seller in a credit default swap, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. If no event of default (or similar event) occurs, the Fund would keep the premium payments received from the counterparty and generally would have no payment obligations, with the exception of an initial payment made on the credit default swap or any margin requirements with the credit default swap counterparty. For credit default swap agreements, trigger events for payment under the agreement vary by the type of underlying investment (e.g., corporate and sovereign debt and asset-backed securities) and by jurisdiction (e.g., United States, Europe and Asia).

  In connection with credit default swaps in which the Fund is the seller, the Fund will typically segregate or "earmark" cash or liquid assets, or enter into certain offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund).

  If the Fund enters into a credit default swap agreement, the Fund will write insurance protection on the full notional amount of the agreement.

  Whether the Fund's use of swap agreements or swaptions will be successful in furthering its investment objectives will depend on the Manager's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund's interest. The Fund bears the risk that the Manager will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund.

  Because swaps are two-party contracts that may be subject to contractual restrictions on transferability and termination and because, they may have terms of greater than seven days, swap agreements may be considered to be illiquid. If a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

  Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. When a counterparty's obligations are not fully secured by collateral, then the Fund is essentially an unsecured creditor of the counterparty. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that a counterparty will be able to meet its obligations pursuant to such contracts or that, in the event of default, the Fund will succeed in enforcing contractual remedies. Counterparty risk still exists even if a counterparty's obligations are secured by collateral because the Fund's interest in collateral may not be perfected or additional collateral may not be promptly posted as required. Counterparty risk also may be more pronounced if a counterparty's obligations exceed the amount of collateral held by the Fund (if any), the Fund is unable to exercise its interest in collateral upon default by the counterparty, or the termination value of the instrument varies significantly from the marked-to-market value of the instrument.

  Emerging Markets Risk

  Investments in emerging market countries pose additional risks when compared to investments in more developed markets. Those risks include:

  Less Developed Economies Risk

  The securities markets of emerging market countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and other developed foreign countries, and disclosure and regulatory standards in many respects are less stringent.

  The economies of individual countries may differ favorably or unfavorably and significantly from the U.S. economy in such respects as growth of gross domestic product ("GDP") or gross national product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, structural unemployment and balance of payments position.

  The domestic economies of emerging market countries are generally not as diversified as those of the U.S. and certain Western European countries. A significant portion of many of such countries' national GDPs are represented by one commodity, such as oil, or groups of commodities. World fluctuations in the prices of certain commodities, such as the price of oil, may significantly affect the economy involved.

  Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on such countries' economies and securities markets.

  Emerging market economies may also be dependent on international aid or development assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

  Governmental & Political Risk

  In addition, the securities markets of emerging market countries are typically subject to a lower level of monitoring and regulation.

  Government enforcement of existing securities regulations is limited, and any such enforcement may be arbitrary and the results may be difficult to predict. In addition, reporting requirements of emerging market countries with respect to the ownership of securities are more likely to be subject to interpretation or changes without prior notice to investors than more developed countries.

  In many cases, governments of emerging market countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of creditors in those countries to make payments on their debt obligations, regardless of their financial condition. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Consequently, securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements. In addition, investor sentiment toward companies in otherwise unrelated markets may be influenced by adverse events in other foreign markets. Also, such local markets typically offer less regulatory protections for investors.

  Political change or instability, including the risks of war or terrorism, may adversely affect the economies and securities markets of such countries. Expropriation, nationalization or other confiscation due to political change could result in the Fund's loss of its entire investment in the country involved. The possibility or reality of nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, widespread corruption, political or social instability or diplomatic developments could affect adversely the economies of countries and the value of the Fund's investments in those countries.

  Liquidity Risk

  Lack of liquidity and efficiency and/or government imposed quotas in certain of the stock markets or foreign exchange markets in certain emerging market countries may mean that from time to time the Manager may experience more difficulty in purchasing or selling holdings of securities than it would in a more developed market. Restrictions on day trading, manual trading, block trading and/or off-exchange trading may mean that the Fund's investment options will be limited.

  The financial markets in emerging market countries are also undergoing rapid growth and changes. This may lead to increased trading and pricing volatility, suspension risk and difficulties in settlement of securities.

  Custody Risk

  The custodial systems in countries with emerging markets may also not be fully developed.

  There may be limited regulatory oversight of certain foreign sub-custodians that hold foreign securities subject to the supervision of the Fund's primary US-based custodian, The Bank of New York Mellon. The Fund may be limited in its ability to recover assets if a foreign sub-custodian becomes bankrupt or otherwise unable or unwilling to return assets of the Fund, which may expose the Fund to risk, especially in circumstances where the Fund's primary custodian may not be contractually obligated to make the Fund whole for the particular loss.

  Investments in emerging markets may also carry risks associated with failed or delayed settlement of market transactions and with the registration and custody of securities. Prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) may expose the Fund to credit and other risks. Similarly, the reliability of trading and settlement systems in some emerging markets may not be equal to that available in more developed markets which may result in problems in realizing investments.

  Special Risks of Investing in Asian Securities

  In addition to the risks of foreign investments and emerging market countries investments described above, investments in Asia are subject to other risks.

  The economies of Asian countries are at varying levels of development. Markets of countries whose economies are in the early stages of development typically exhibit a high concentration of market capitalization and have less trading volume, lower liquidity, and more volatility that more developed markets. Some Asian countries depend heavily on foreign trade. The economies of some Asian countries are not diversified and are based on only a few commodities or industries.

  Investments in Asia also are susceptible to social, political, legal, and operational risks. Some countries have authoritarian or relatively unstable governments. Some governments in the region provide less supervision and regulation of their financial markets and in some countries less financial information is available than is typical of more developed markets. Some Asian countries restrict direct foreign investment in securities markets, and investments in securities traded on those markets may be made, if at all, only indirectly (e.g., through Depositary Receipts, as defined below in the Investment Glossary).

  Asian countries periodically experience increases in market volatility and declines in foreign currency exchange rates. Currency fluctuations affect the value of securities because the prices of these securities are generally denominated or quoted in currencies other than the U.S. dollar. Fluctuations in currency exchange rates can also affect a country's or company's ability to service its debt.

  The political and economic prospects of one Asian country or group of Asian countries can affect other countries in the region. For example, the economies of some Asian countries are directly affected by Japanese capital investment in the region and by Japanese consumer demands. In addition, a recession, a debt crisis, or a decline in currency valuation in one Asian country may spread to other Asian countries.

  Special Risks of Investing in Latin American Securities

  Although there have been significant improvements in recent years, the Latin American economies continue to experience significant problems.

  High inflation rates and high interest rates persist. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries.

  The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline which has been lacking at times in the past, as well as stable political and social conditions. There is no assurance that economic initiatives will be successful. Recovery may also be influenced by international economic conditions, particularly those in the U.S., and by world prices for oil and other commodities.

  Special Risks of Investing in Eastern European Securities

  Specific risks vary greatly between the various Eastern European markets, but they include corporate governance, fiscal stability, banking regulations, European Union accession and continued membership, global commodity prices, political stability and market liquidity.

  In addition, the social, political, legal, and operational risks of investing in Russian issuers, and of having assets held in custody within Russia, may be particularly pronounced relative to investments in more developed countries. Russia's system of share registration and custody creates certain risks of loss (including the risk of total loss) that are not normally associated with investments in other securities markets. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by "share extracts" from the register or, in certain circumstances, by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. The share registrars are controlled by the issuer of the security, and investors are provided with few legal rights against such registrars. These registrars are not necessarily subject to effective state supervision, nor are they licensed with any governmental entity. It is possible for the Fund to lose its registration through fraud, negligence, or even mere oversight. Where necessary, the Fund will endeavor to ensure that its interests are appropriately recorded, which may involve a custodian or other agent inspecting the share register and obtaining extracts of share registers through regular confirmations. However, these share extracts have no legal enforceability and it is possible that a subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute their interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of a loss of share registration. Further, significant delays or problems may occur in registering the transfer of securities, which could cause the Fund to incur losses due to a counterparty's failure to pay for securities the Fund has delivered or the Fund's inability to complete its contractual obligations because of theft or other reasons.

  Special Risks of Investing in South African Securities

  Specific risks include the transfer of assets to Black Economic Empowerment groups, tax increases, corporate governance, banking regulations, commodity prices, political changes and asset appropriation.

  Special Risks of Investing in Middle Eastern Securities

  Specific risks include political uncertainty and instability, widespread unemployment and social unrest. In addition, many economies in the Middle East are highly reliant on income from sales of oil or trade with countries involved in the sale of oil, and their economies are therefore vulnerable to changes in the market for oil and foreign currency values.

  Forward Foreign Currency Transactions

  The Fund may invest in forward foreign currency transactions. In a forward foreign currency contract, the Fund agrees to buy in the future an amount in one currency in return for another currency, at an exchange rate determined at the time the contract is entered into. If currency exchange rates move against the Fund's position during the term of the contract, the Fund will lose money on the contract. There is no limit on the extent to which exchange rates may move against the Fund's position. The markets for certain currencies may at times become illiquid, and the Fund may be unable to enter into new forward contracts or to close out existing contracts. Forward currency contracts are entered into in the over-the-counter market, and the Fund's ability to profit from a contract will depend on the willingness and ability of its counterparty to perform its obligations under the contract. Use by the Fund of foreign currency forward contracts may also give rise to leverage.

  High Yield Securities

  Investing in high yield securities involves special risks in addition to the risks associated with investments in higher rated debt securities. While investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality securities, investments in high yield securities typically entail greater price volatility as well as principal and income risk. High yield securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The Fund may continue to hold high yield securities following a decline in their rating if in the opinion of the Manager it would be advantageous to do so. Investments in high yield securities and securities ranked in the lowest investment grade are described as "speculative" by ratings agencies.

  High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities are likely to be sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund investing in such securities may incur additional expenses to seek recovery. The market prices of high yield securities structured as "zero-coupon" or "pay-in-kind" securities are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash. Even though such securities do not pay current interest in cash, the Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

  Prices of high yield securities are generally more sensitive to economic downturns or individual corporate developments than higher quality securities. The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a high yield security, and could adversely affect the Fund's daily net asset value.

  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value lower rated securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

  Infrastructure Investments

  Infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, insurance costs, costs associated with environmental and other regulations, the effects of an economic slowdown, surplus capacity or technological obsolescence, industry competition, labor relations, rate caps or rate changes, uncertainties concerning availability of fuel at reasonable prices, the effects of energy conservation policies, natural disasters, terrorist attacks and other factors. Certain infrastructure-related entities, particularly telecommunications and utilities companies, are subject to extensive regulation by various governmental authorities. The costs of complying with governmental regulations, delays or failures to receive required regulatory approvals or the enactment of new adverse regulatory requirements may adversely affect infrastructure-related companies. Infrastructure-related companies may also be affected by service interruption and/or legal challenges due to environmental, operational or other conditions or events, and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in non-U.S. markets, resulting in work stoppage, delays and cost overruns. Other risks associated with infrastructure-related companies include uncertainties resulting from such companies' diversification into new domestic and international businesses, as well as agreements by any such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the enterprise.

  Initial Public Offerings

  The Fund may purchase securities in initial public offerings ("IPOs"). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund, if any, may decrease. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

  Lack of Operating History

  As of the date of this SAI, the Fund had not yet commenced operations. Therefore, there is no operating history to evaluate the future performance of the Fund. The past performance of other investment funds managed by the Manager cannot be relied upon as an indicator of the Fund's success, in part because of the unique nature of the Fund's investment strategy. An investor in the Fund must rely upon the ability of the Manager in identifying and implementing investments. There can be no assurance that such personnel will be successful in identifying and implementing investment opportunities for the Fund.

  Large Shareholder Risk

  To the extent that a significant portion of the Fund's shares are held by a limited number of shareholders or their affiliates, there is a risk that the subscription and redemption activities of these shareholders with regard to Fund shares could disrupt the Fund's investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments). In addition, institutional separate accounts managed by the Manager may invest in the Fund and, therefore, the Manager at times may have discretionary authority over redemption decisions by a significant portion of the investor base holding shares of the Fund. In such instances, the Manager's decision to make changes to or rebalance its client's allocations in the separate accounts may impact the Fund's performance.

  Legal and Regulatory Risk

  Legal, tax, and regulatory changes could occur that may adversely affect the Fund. New (or revised) laws or regulations or interpretations of existing law may be issued by the U.S. Internal Revenue Service (the "IRS" ) or U.S. Treasury Department, the U.S. Commodity Futures Trading Commission (the "CFTC"), the SEC, the U.S. Federal Reserve or other banking regulators, or other governmental regulatory authorities, or self-regulatory organizations that supervise the financial markets that could adversely affect the Fund. In particular, these agencies are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the U.S.

  The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations. In addition, the securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements. The CFTC, the SEC, the Federal Deposit Insurance Corporation, other regulators, and self-regulatory organizations and exchanges are authorized to take extraordinary actions in the event of market emergencies.

  The regulation of derivatives transactions and funds that engage in such transactions is an evolving area of law and is subject to modification by government and judicial action.

  Finally, regulations require any creditor that makes a loan and any securitizer of a loan to retain at least 5% of the credit risk on any loan that is transferred, sold or conveyed by such creditor or securitizer. It is currently unclear how these requirements would apply to loan participations, syndicated loans, and loan assignments.

  Liquidity Risk

  Illiquid securities are any securities or other assets that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Liquidity risk is the risk that the Fund may not be able to dispose of securities or close out derivatives transactions readily at a favorable time or prices (or at all) or at prices approximating those at which the Fund currently values them. For example, certain investments may be subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. It may be difficult for the Fund to value illiquid securities accurately. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Disposal of illiquid securities may entail registration expenses and other transaction costs that are higher than those for liquid securities. The Fund may seek to borrow money to meet its obligations (including among other things redemption obligations) if it is unable to dispose of illiquid investments, resulting in borrowing expenses and possible leveraging of the Fund. The SEC has adopted Rule 22e-4, which requires the Fund to adopt a liquidity risk management program. Though the compliance date for certain requirements of Rule 22e-4 has been extended, the requirement that the Fund establish a liquidity risk management program has not been delayed. Under its program, the Fund must assess and manage its liquidity risk, including classifying investments into specific liquidity categories, and maintaining a portion of its holdings in cash and assets that can be converted to cash within three business days. In accordance with Rule 22e-4, the Board has appointed the Manager as the Fund's liquidity risk management program administrator and has authorized the Manager to implement a liquidity risk management program. The Fund does not expect Rule 22e-4 to have a significant effect on investment operations.

  Mortgage-Backed Securities

  The Fund may invest in mortgage-related securities. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will typically result in early payment of the applicable mortgage-related securities. The occurrence of mortgage prepayments is affected by a variety of factors including the level of interest rates, general economic conditions, the location and age of the mortgage, and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities.

  Because of the possibility of prepayments (and due to scheduled repayments of principal), mortgage-related securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. Prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Fund.

  Any or all classes of obligations of a Collateralized mortgage obligation ("CMOs") may be paid off sooner than expected because of an increase in the payoff speed of the pool. Changes in prepayment rates may have significant effects on the values and the volatility of the various classes and series of a CMO. Payment of interest or principal on some classes or series of a CMO may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. Stripped mortgage-related securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or "IO" class of stripped mortgage-related securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the Fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully, or at all, its initial investment in these securities. Conversely, principal only securities or "POs" tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-related securities may be more volatile and less liquid than that for other mortgage-related securities, potentially limiting the Fund's ability to buy or sell those securities at any particular time.

  See also "Other Asset-Backed Securities" below.

  Other Asset-Backed Securities

  The Fund may invest in asset-backed securities that are not mortgage-related. The value of such asset-backed securities is affected by changes in the market's perception of the asset backing the security, changes in the creditworthiness of the servicing agent for the instrument pool, the originator of the instruments, or the financial institution providing any credit enhancement and the expenditure of any portion of any credit enhancement. The risks of investing in asset-backed securities are ultimately dependent upon payment of the underlying instruments by the obligors, and the Fund would generally have no recourse against the obligee of the instruments in the event of default by an obligor. The underlying instruments are subject to prepayments which shorten the duration of asset-backed securities and may lower their return, in generally the same manner as described above for prepayments of pools of mortgage loans underlying mortgage-related securities.

  Non-U.S. Tax Risk

  The Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. The Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no benefit. The Fund's pursuit of such refunds may subject the Fund to various administrative and/or judicial proceedings. The Fund's decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if it is entitled to one. The outcome of the Fund's efforts to obtain a refund is inherently unpredictable. Accordingly, a refund is not typically reflected in the Fund's net asset value until it is received or until the Manager is confident that the refund will be received. In some cases, the amount of a refund could be material to the Fund's net asset value.

  Preferred Stocks

  Investment in preferred stocks involves certain risks. Depending on the features of the particular security, holders of preferred stock may bear the risks disclosed in the Prospectus or this SAI regarding equity securities or interest rates. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions. If the Fund owns a preferred stock that is deferring its distribution, it may be required to report income for tax purposes despite the fact that it is not receiving current income on this position. Preferred stocks often are subject to legal provisions that allow for redemption in the event of certain tax or legal changes or at the issuer's call. In the event of redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return. Preferred stocks are subordinated to bonds and other debt securities in an issuer's capital structure in terms of priority for corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt securities. Preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities, such as common stocks, corporate debt securities, and U.S. government securities.

  Purchase of Other Investment Company Shares

  The Fund may, to the extent permitted under the 1940 Act and exemptive rules and orders thereunder, invest in shares of other investment companies, which include funds managed by Baillie Gifford, which invest exclusively in money market instruments or in investment companies with investment policies and objectives which are substantially similar to those of the Fund. These investments may be made temporarily, for example, to invest uncommitted cash balances or, in limited circumstances, to assist in meeting shareholder redemptions.

  Quality Investment Style

  A "quality" style of investing is subject to the risk that the past performance of these companies does not continue or that the returns on "quality" equity securities are less than returns on other styles of investing or the overall stock market.

  Real Estate Securities and Related Derivatives

  Investing in real estate investment trusts ("REITs") involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations. REITs are dependent upon the skills of their managers and are not diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to risks associated with such industry.

  REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

  REITs may have limited financial resources, may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically REITs have been more volatile in price than the larger capitalization stocks included in S&P 500 Index.

  Repurchase Agreements

  If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Also, if a seller defaults, the value of such securities may decline before the Fund is able to dispose of them.

  Restricted Securities

  Restricted securities may be less liquid than securities registered for sale to the general public. The liquidity of a restricted security may be affected by a number of factors, including, among others: (i) the creditworthiness of the issuer; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; (v) the nature of any legal restrictions governing trading in the security; and (vi) the nature of the security and the nature of marketplace trades. There can be no assurance that a liquid trading market will exist at any time for any particular restricted security. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility.

  Section 4(a)(2) Commercial Paper and Rule 144A Securities

  The Fund may invest in section 4(a)(2) paper, which is sold to institutional investors who agree to purchase the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in a transaction exempt from the registration requirements of the Securities Act of 1933, as amended (the "1933 Act"). Section 4(a)(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers that make a market in Section 4(a)(2) paper. As a result it suffers from liquidity risk, the risk that the securities may be difficult to value because of the absence of an active market and the risk that it may be sold only after considerable expense and delay, if at all. Rule 144A securities generally must be sold only to other qualified institutional buyers. Section 4(a)(2) paper and Rule 144A securities will not be considered illiquid for purposes of the Fund's limitation on illiquid securities if the Manager (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists for the securities in question. There can be no assurance that a liquid trading market will exist at any time for any particular Section 4(a)(2) paper or Rule 144A securities.

  Short Position

  The Fund may enter into a short position through various means, including futures contracts, swap agreements and other derivative positions. For example, investments in currency forward contracts may cause the Fund to maintain net short positions in any currency, including home country currency. In other words, the total value of short exposure to such currency (such as short spot and forward positions in such currency) may exceed the total value of long exposure to such currency (such as long individual equity positions, long spot and forward positions in such currency). The Fund may enter into a short position with respect to a reference instrument when it expects the value of the reference instrument to decline. The Fund will incur a loss if the value of the reference instrument increases after the time the Fund entered into the short position. This loss may be equal to the increase in the value of the reference instrument from the time that the short position was opened plus any transaction costs associated with the short position. Short positions generally involve a form of leverage, which can exaggerate the Fund's losses, and also may involve credit and counterparty risk, such as the risk that the third party to the short position may fail to honor its contractual obligations to the Fund, causing a loss to the Fund. A fund that enters into a short position may lose more money than the actual cost of the short position and its potential losses may be unlimited if the fund does not own the reference instrument and it is unable to close out of the short position. Any gain from a short position will be offset in whole or in part by the transaction costs associated with the short position. In addition, the Fund's short positions may limit its ability to benefit fully from increases in the relevant securities markets.

  Swap Execution Facilities

  Certain derivatives contracts are required to be executed through swap execution facilities ("SEFs"). A SEF is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. Such requirements may make it more difficult and costly for investment funds, such as the Fund, to enter into highly tailored or customized transactions. Trading swaps on a SEF may offer certain advantages over traditional bilateral over-the-counter trading, such as ease of execution, price transparency, increased liquidity and/or favorable pricing. Execution through a SEF is not, however, without additional costs and risks, as parties are required to comply with SEF and CFTC rules and regulations, including disclosure and recordkeeping obligations, and SEF rights of inspection, among others. SEFs typically charge fees, and if the Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. The Fund also may be required to indemnify a SEF, or a broker intermediary who executes swaps on a SEF on the Fund's behalf, against any losses or costs that may be incurred as a result of the Fund's transactions on the SEF. In addition, the Fund may be subject to execution risk if it enters into a derivatives transaction that is required to be cleared, and no clearing member is willing to clear the transaction on the Fund's behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the trade.

  Tax Risk

  The Fund intends to qualify and be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify, the Fund must, among other things, derive at least 90% of its income from certain sources specified in the Code ("qualifying income"). Income from commodities and certain commodity-linked derivatives do not constitute qualifying income to the Fund. The tax treatment of commodity-linked notes and certain other derivative instruments in which the Fund might invest is not certain, in particular with respect to whether income and gains from such instruments constitutes qualifying income.

  If the Fund treats income from a particular instrument as qualifying income and the income is later determined not to constitute qualifying income, and such income, together with any other nonqualifying income, causes the Fund's nonqualifying income to exceed 10% of the Fund's gross income in any taxable year, the Fund will fail to qualify as a regulated investment company unless it is eligible to and does cure such failure, including by paying a tax at the Fund level and possibly by disposing of certain assets.

  The Fund's pursuit of its investment strategy may be limited by the Fund's intention to qualify for treatment as a regulated investment company under Subchapter M of the Code and may bear adversely on the Fund's ability to so qualify. See "Tax" below.

  Warrants

  The risks of a warrant are similar to the risks of a purchased call option. Warrants may lack a liquid secondary market for resale. The prices of warrants may fluctuate as a result of changes in the value of the underlying security or obligation or due to speculation in the market for the warrants or other factors. Prices of warrants do not necessarily move in tandem with the prices of their underlying securities; their prices may have significant volatility and it is possible that the Fund will lose its entire investment in a warrant. The Fund's failure to exercise a warrant or subscription right to purchase common shares in an issuer might result in the dilution of the Fund's interest in the issuing company.

  Disclosure of Fund Investments

  The Board of Trustees has adopted policies and procedures with respect to the disclosure of the Fund's portfolio holdings (the "Disclosure Policies"). The Board of Trustees may modify the Disclosure Policies at any time without notice.

  The Disclosure Policies permit portfolio holdings information to be disclosed prior to the time that such information is disclosed through a public filing with the SEC or on the Fund's publicly available website to (i) the Manager and its affiliates, (ii) third party service providers who require access to the information to fulfill their duties to the Fund (including the Trust's custodian and administrator, transfer agent, independent registered public accounting firm, legal counsel, broker-dealers when requesting bids for or price quotations on securities and brokers in the normal course of trading), and (iii) shareholders and prospective shareholders (or their consultants and agents) of the Fund under the circumstances described below.

  Quarterly Disclosure

  In accordance with the Disclosure Policies, the Manager will disclose portfolio holdings of the Fund as of the end of each calendar quarter at http://USmutualfund.bailliegifford.com with a lag time of approximately 10 days after the end of the quarter.

  The Manager has entered into ongoing arrangements to provide certain Fund portfolio holdings disclosure to the following persons or entities:

Entity	Reason for disclosure	Frequency	Delay Before Dissemination
Baillie Gifford Overseas Limited and its affiliates	To fulfill duties as Manager of the Fund	Daily	None
The Bank of New York Mellon ( "BNYM" )	To fulfill duties as custodian, administrator, and transfer agent of the Fund	Daily	None
Cohen & Company, Ltd.	To fulfill duties as independent registered public accounting firm of the Fund	During annual audit	None
Ropes & Gray LLP	To fulfill duties as legal counsel to the Trust	For regulatory filings, board meetings, and other relevant legal issues	None
Merrill Corporation	To fulfill duties as financial printer and filing agent for the Fund	For regulatory filings and other printing purposes	None
Broker-dealers	When requesting bids for or price quotations on securities and brokers in the normal course of trading	Upon request	Five days

  Conditional Disclosure

  In accordance with the Disclosure Policies, the Manager may also disclose non-public portfolio holdings information to other persons if the following three conditions are met:

    The recipients are subject to a confidentiality agreement with respect to such information, which includes a prohibition on trading on such information and the recipient's agreement to destroy the information upon a written request from the Manager.

    The Trust's Chief Executive Officer and/or Chief Compliance Officer (each, being an "Authorizing Person" ) determines that disclosure is in the best interest of the Fund and its shareholders.

    In determining whether disclosure is in the best interests of the Fund and its shareholders, the Authorizing Person shall consider whether any potential conflicts exist between the interests of Fund shareholders and the Manager and its affiliates.

    The information is limited to that which the Manager believes is reasonably necessary to serve the purposes for which disclosure has been approved.

  The Manager must also report any such disclosures to the Board at their next regularly scheduled meeting. This report must then be maintained by the Chief Compliance Officer or his/her designee for 6 years from the end of the fiscal year in which any exception was granted, the first 2 years in an easily accessible place.

  The Trust may modify its policies and procedures regarding portfolio holdings disclosure at any time without notice.

  Disclosure Practices for Other Clients

  The Manager and its affiliates advise and/or sub-advise registered investment companies and other pooled investment vehicles, which may be subject to different portfolio holdings disclosure policies than the Fund. Neither the Manager nor the Board exercises control over such policies. In addition, the separate account clients of the Manager and its affiliates have access to their portfolio holdings and are not subject to the Fund's portfolio holdings disclosure policies. In addition, some of these clients have substantially similar investment objectives and strategies as the Fund and therefore potentially similar portfolio holdings as the Fund.

  Compensation for Disclosure

  The Fund's portfolio holdings may not be disclosed for compensation.

  Investment Glossary

  This section provides definitions of various terms, securities and investment techniques included in the Prospectus and this SAI. This SAI does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Fund. As with any mutual fund, investors in the Fund must rely on the professional investment judgment and skill of the Manager and the individual portfolio managers.

  Asia

  References in the Prospectus and this SAI to "Asia" denote the region encompassing China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, the Philippines, Singapore, Taiwan and Thailand as well as other countries located in Asia, as determined by the Manager.

  Australasia

  References in the Prospectus and this SAI to "Australasia" denote the region encompassing New Zealand, Australia, Papua New Guinea, and neighboring islands in the Pacific Ocean.

  Collateralized Debt Obligations

  The Fund may invest in collateralized debt obligations ("CDOs"), which include collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade debt securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

  For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.

  Collateralized Mortgage Obligations

  CMOs may be issued by a U.S. Government agency or instrumentality or by a private issuer. CMOs are typically structured with classes or series that have different maturities and are generally retired in sequence. Each class of obligations receives periodic interest payments according to its terms. However, monthly principal payments and any prepayments from the collateral pool are generally paid first to the holders of the most senior class. Thereafter, payments of principal are generally allocated to the next most senior class of obligations until that class of obligations has been fully repaid.

  Common Stocks

  Common stock represents an ownership interest in a company. Common stock may take the form of shares in a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests.

  Convertible Securities

  Convertible securities are fixed income securities that may be converted at either a stated price or a stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed income and equity securities. Although to a lesser extent than with fixed income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities.

  Like fixed income securities, convertible securities are investments which provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. However, there can be no assurance of capital appreciation because securities prices fluctuate.

  Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

  Commodity-Linked Investments

  The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through commodity-linked derivative securities, such as structured notes, discussed below, which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts. Real assets are assets such as oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or other items that have tangible properties, as compared to stocks or bonds, which are financial instruments. In choosing investments, the Manager may seek to provide exposure to various commodities and commodity sectors.

  Corporate Bonds

  The Fund may invest in a variety of bonds and related debt obligations of varying maturities issued by U.S. and non-U.S. companies, banks and other corporate entities. Corporate debt securities include bills, notes, debentures, money market instruments and similar instruments and securities, and are generally used by corporations and other issuers to borrow money from investors for such purposes as working capital or capital expenditures. The issuer pays the investor a variable or fixed rate of interest and normally must repay the amount borrowed on or before maturity. Certain bonds are "perpetual" in that they have no maturity date. The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. In addition to interest rate risk, corporate debt securities also involve the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

  Currency Forward Contracts

  In a forward foreign currency contract, the Fund agrees to buy in the future an amount in one currency in return for another currency, at an exchange rate determined at the time the contract is entered into.

  Cyber-attacks

  Cyber-attacks include, among other things, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption.

  Depositary Receipts

  Depositary Receipts generally evidence an ownership interest in a corresponding security on deposit with a financial institution. Transactions in Depositary Receipts usually do not settle in the same currency as the underlying securities are denominated or traded.

  American Depositary Receipts ("ADRs") are typically publicly traded trust receipts issued by a U.S. bank or trust company that evidence an indirect interest in underlying securities issued by a foreign entity.

  Global Depositary Receipts ( "GDRs" ), European Depositary Receipts ( "EDRs"), and other types of depositary receipts are typically issued by non-U.S. banks or financial institutions to evidence an interest in underlying securities issued by either a U.S. or a non-U.S. entity. EDRs, in bearer form, are designed for use in European securities markets. GDRs may be traded in any public or private securities markets and may represent securities held by institutions located anywhere in the world.

  Derivatives

  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes.

  Eastern European Securities

  References in the Prospectus and this SAI to "Eastern European Securities" denote securities issued by companies located in Bulgaria, Croatia, Cyprus, Czech Republic, Estonia, Greece, Hungary, Latvia, Lithuania, Macedonia, Poland, Romania, Russia, Serbia, Slovak Republic, Slovenia, Turkey or Ukraine, as well as other countries in Eastern Europe, as determined by the Manager.

  Exchange-Traded Notes

  The Fund may invest in exchange-traded notes ("ETNs"). ETNs are typically senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market index less applicable fees and expenses. ETNs are listed on an exchange and traded in the secondary market. The Fund may hold an ETN until maturity, at which time the issuer is obligated to pay a return linked to the performance of the relevant market index. ETNs do not make periodic interest payments and principal is not protected.

  The market value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand of the ETN, volatility and lack of liquidity in the underlying assets, changes in the applicable interest rates, the current performance of the market index to which the ETN is linked, and the credit rating of the ETN issuer.

  Far Eastern Securities

  References in the Prospectus and this SAI to "Far Eastern Securities" denote securities issued by companies located in China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, the Philippines, Taiwan, Thailand or Singapore, as well as other Asian countries, as determined by the Manager.

  Forward Commitments

  The Fund may invest in forward commitments. The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. The Fund may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, cash or other liquid assets (such as liquid high quality debt obligations) held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Such segregated assets will be marked to market on a daily basis, and if the market value of such assets declines, additional cash or assets will be segregated so that the market value of the segregated assets will equal the amount of the Fund's obligations. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

  Futures Contracts and Options on Futures

  A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as U.S. Treasury bills, notes and bonds at a specified future date at a price agreed upon when the contract is made. An index futures contract is a contract to buy or sell specified units of an index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the index. Under such contracts no delivery of the actual securities making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid. Futures contracts are traded in the United States only on commodity exchanges or boards of trade — known as "contract markets" — approved for such trading by the CFTC, and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

  Although many futures contracts by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery, but rather by entering into an offsetting contract (a "closing transaction"). Upon entering into a futures contract, the Fund is required to deposit initial margin with the futures broker. The initial margin serves as a "good faith" deposit that the Fund will honor its potential future commitments. Subsequent payments (called "variation margin" or "maintenance margin") to and from the broker are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." If the Fund is unable to enter into a closing transaction, the amount of the Fund's potential loss may be unlimited. Futures contracts also involve brokerage costs.

  Futures Options

  The Fund may purchase and write call and put options on futures contracts ("futures options"). Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the holder acquires a short position and the writer is assigned the opposite long position.

  High Yield Securities ("Junk Bonds")

  The Fund may invest in debt securities, including convertible securities, that are below investment grade quality. A security is considered to be below "investment grade" quality if it is either (1) not rated in one of the four highest rating categories by one of the Nationally Recognized Statistical Rating Organizations ("NRSROs") (i.e., rated Ba or below by Moody's Investors Service, Inc. ("Moody's") or BB or below by S&P Global Ratings Services ("S&P") or Fitch, Inc. ("Fitch")) or (2) if unrated, determined by the relevant Manager to be of comparable quality to obligations so rated.

  Infrastructure-Related Businesses

  Infrastructure-related businesses include companies that primarily own, manage, develop and/or operate infrastructure assets, including transportation, utility, energy and/or telecommunications assets.

  Industry

  References in the Prospectus and this SAI to "Industries" has the meaning ascribed to this term by the Manager, from time to time.

  Latin American Securities

  References in the Prospectus and this SAI to "Latin American Securities" denote securities issued by companies located in Argentina, Brazil, Chile, Colombia, Mexico or Peru, as well as other countries located in Latin America, as determined by the Manager.

  Non-U.S. Securities

  The Fund may invest in non-U.S. securities. Non-U.S. securities may include, but are not limited to, securities of companies that are organized and headquartered outside the U.S.; non-U.S. equity securities as designated by commonly-recognized market data services; U.S. dollar- or non-U.S. currency-denominated corporate debt securities of non-U.S. issuers; securities of U.S. issuers traded principally in non-U.S. markets; non-U.S. bank obligations; U.S. dollar- or non-U.S. currency-denominated obligations of non-U.S. governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities; and securities of other investment companies investing primarily in non-U.S. securities. When assessing compliance with investment policies that designate a minimum or maximum level of investment in "non-U.S. securities" for the Fund, the Manager may apply a variety of factors (either in addition to or in lieu of one or more of the categories described in the preceding sentence) in order to determine whether a particular security or instrument should be treated as U.S. or non-U.S. For more information about how the Manager may define non-U.S. securities for purposes of the Fund's asset tests and investment restrictions, see the Fund's principal investments and strategies under "Principal Investment Strategies" in the Prospectus. For more information about how the Manager may determine whether an issuer is located in a particular country, see "Additional Investment Strategies–Location of Issuers" in the Prospectus.

  Mortgage-Backed Securities

  Mortgage-related securities represent an interest in a pool of, or are secured by, mortgage loans. Mortgage-related securities may be issued or guaranteed by (i) U.S. Government agencies or instrumentalities such as GNMA, FNMA and FHLMC or (ii) other issuers, including private companies.

  Many mortgage-related securities provide regular payments which consist of interest and, in most cases, principal. In contrast, other forms of debt securities normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In effect, payments on many mortgage-related securities are a "pass-through" of the payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities.

  Middle Eastern Securities

  References in the Prospectus and this SAI to "Middle Eastern Securities" denote securities issued by companies located in Egypt, Israel, Qatar or United Arab Emirates, as well as other Middle Eastern countries as determined by the Manager.

  Options on Securities and Indices

  The Fund may, among other things, purchase and sell put and call options on equity, debt or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on the National Association of Securities Dealers Automated Quotations ("NASDAQ") System or on a regulated foreign OTC market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue from a dealer. Among other reasons, the Fund may purchase put options to protect holdings in an underlying or related security against a decline in market value, and may purchase call options to protect against increases in the prices of securities it intends to purchase pending its ability to invest in such securities in an orderly manner.

  An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.) When the Fund writes a call (put) option on an underlying security it owns (is short), the option is sometimes referred to as a "covered option." The Fund may write such options. When the Fund writes a call (put) option on an underlying security it owns (is short), the option is sometimes referred to as a "covered option." The Fund may write such options.

  OTC Options

  The Fund may also purchase and write OTC options. OTC options differ from traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

  Other Asset-Backed Securities

  Asset-backed securities other than mortgage-related securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are typically similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity, or by priority to certain of the borrower's other securities. The degree of credit-enhancement, if any, varies, applying only until exhausted and generally covering only a fraction of the security's par value.

  Preferred Stocks

  Preferred stocks include convertible and non-convertible preferred and preference stocks that are senior to common stock. Preferred stocks are equity securities that are senior to common stock with respect to the right to receive dividends and a fixed share of the proceeds resulting from the issuer's liquidation. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of the issuer's common stock, and thus represent an ownership interest in the issuer.

  Quality Investment Style

  A "quality" style of investing emphasizes companies with high returns on equity, stable earnings per share growth, and low financial leverage.

  Real Estate Securities and Related Derivatives

  The Fund may gain exposure to the real estate sector by investing in real estate-linked derivatives, REITs, and common, preferred and convertible securities of issuers in real estate-related industries. Each of these types of investments are subject to risks similar to those associated with direct ownership of real estate, including loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, adverse changes in the real estate markets generally or in specific sectors of the real estate industry and possible environmental liabilities.

  REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the Code. The Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests in addition to the expenses paid by the Fund. Debt securities issued by REITs are, for the most part, general and unsecured obligations and are subject to risks associated with REITs.

  Repurchase Agreements

  The Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto and (b) inability to enforce rights and the expenses involved in attempted enforcement.

  Restricted Securities

  The Fund may hold securities that have not been registered for sale to the public under the U.S. federal securities laws pursuant to an exemption from registration.

  Rule 144A Securities

  Rule 144A Securities are securities that may be offered and sold only to "qualified institutional buyers" under Rule 144A of the 1933 Act.

  Section 4(a)(2) Commercial Paper

  The Fund may invest in commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2) of the 1933 Act. This commercial paper is commonly called "Section 4(a)(2) paper." Section 4(a)(2) paper is sold to institutional investors who must agree to purchase it for investment and not with a view to public distribution. Any resale by the purchaser must be in a transaction exempt from the registration requirements of the 1933 Act. Section 4(a)(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers that make a market in Section 4(a)(2) paper.

  Sector

  References in the Prospectus and this SAI to "Sectors" has the meaning ascribed to this term by the Manager, from time to time.

  Senior Securities

  Under the 1940 Act, a "senior security" does not include any promissory note or evidence of indebtedness when such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made.

  South African Securities

  References in the Prospectus and this SAI to "South African Securities" denote securities which are issued by companies located in South Africa.

  Swaps

  The Fund may enter into total return swap agreements, credit default swap agreements and other swap agreements made with respect to interest rates, currencies, indexes or baskets of securities (or a single security), commodities and other assets or measures of risk or return. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return.

  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to a number of years. Swap agreements are individually negotiated and structured to include exposure to a variety of types of investments or market factors. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties generally are calculated with respect to a "notional amount," such as the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a "basket" of securities representing a particular index.

  Forms of swap agreements include: interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap;" interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor;" and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

  Credit Default Swaps

  The Fund may directly or indirectly use credit default swaps to take an active long or short position with respect to the likelihood of default by a corporate or sovereign issuer of fixed income securities (including asset-backed securities). In a credit default swap, one party pays, in effect, an insurance premium through a stream of payments to another party in exchange for the right to receive a specified return in the event of default (or similar events) by one or more third parties on their obligations. For example, in purchasing a credit default swap, the Fund may pay a premium in return for the right to put specified bonds or loans to the counterparty, such as a U.S. or non-U.S. issuer or basket of such issuers, upon issuer default (or similar events) at their par (or other agreed-upon) value.

  Synthetic Convertible Securities

  "Synthetic" convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value, and has risks associated with derivative instruments.

  Warrants

  The holder of a warrant or right typically has the right to acquire securities or other obligations from the issuer of the warrant or right at a specified price or under specified conditions.

  Yankee Bonds

  The Fund may invest in U.S. dollar-denominated bonds sold in the U.S. by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in the U.S., such bond issues normally carry a higher interest rate but are less actively traded.

  Purchase, Redemption and Pricing of Shares

  How to Buy & Redeem Shares

  The procedures for purchasing shares of the Fund are summarized in the Prospectus under "Shares—How to Buy Shares."

  The procedures for redeeming shares of the Fund are summarized in the Prospectus under "Shares—How to Sell Shares."

  Determination of Net Asset Value

  As described in the Prospectus under the heading "Shares—How Shares are Priced," the net asset value per share of the Fund's shares of a particular class is determined by dividing the total market value of the Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. The Fund's liabilities are allocated among its classes. The total of such liabilities allocated to a class plus any other expenses specially allocated to that class are then deducted from the class's proportionate interest in the Fund's assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the class's net asset value. The Prospectus further notes that the net asset value will be determined as of a particular time of day (the "Pricing Point" ) on any day on which the New York Stock Exchange ( "NYSE" ) is open for unrestricted trading. The Pricing Point is normally at the scheduled close of unrestricted trading on the NYSE (generally 4:00 p.m. Eastern Time). In unusual circumstances, the Fund may determine that the Pricing Point shall be at an earlier, unscheduled close or halt of trading on the NYSE.

  The Board has adopted Pricing and Valuation Procedures (the "Pricing and Valuation Procedures" ) for valuing portfolio securities and other assets in circumstances where market quotations are not readily available, and has delegated responsibility for the operational execution of the valuation process to BNYM, the Fund's administrator. The Manager regularly reviews the Fund's holdings and valuations and notifies the administrator promptly if it reasonably believes that the current valuation of a particular security or other instrument may not reflect fair market value. The Board has also appointed ICE Data Services ( "ICE" ) as a third-party valuation vendor. ICE provides, among other things, an adjustment for certain non-U.S. securities in the Fund based on certain factors and methodologies applied by ICE on each day the Fund is valued if a certain threshold is exceeded. While ultimate responsibility for the valuation process remains with the Board, the Board has delegated the responsibility for the supervision of compliance with net asset value calculation and pricing requirements to the Manager, and the Manager's Fair Value Pricing Group and the Baillie Gifford Group's Valuation Committee, including the responsibility for determining the fair value of the Fund's securities or other instruments as well as making changes to primary pricing agents. The Trustees have created a Valuation Committee of the Board (the "Valuation Committee" ), which is responsible for, among other things, reviewing promptly any fair value decision relating to one or more securities or other instruments held by the Fund that would result in a movement, up or down, in the net asset value of such Fund of more than ½ of 1% of the net asset value of the Fund.

  Pricing  Methodologies

  The following summarizes the methods typically used to determine values for the noted types of securities or instruments by the administrator pursuant to the Pricing and Valuation Procedures. If a security price cannot be obtained from an independent, third-party pricing agent, the administrator shall seek to obtain a bid price from at least one independent broker from a list provided by the Manager.

    Equity securities listed on a securities exchange, market or automated quotation system (including equity securities traded over the counter) for which quotations are readily available are valued at the last quoted trade price on the primary exchange or market (foreign or domestic) on which they are most actively traded on the date of valuation (or at approximately 4:00 p.m. Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the date of valuation, at the most recent quoted bid price.

    Debt instruments are generally valued using quotes obtained from independent, third-party pricing agents. Certain short-term debt obligations may be valued at their amortized costs.

    Options are generally valued at the last quoted sales price. If there is no reported sale on the date of valuation, positions are priced at the mean on the last day the option trades.

    Futures contracts are valued at the settlement price established each day by the board of the exchange on which they are traded. On days when there is excessive volume, market volatility or the future does not end trading by the time the Fund calculates its net asset value, the settlement price may not be available at the time at which the Fund calculates its net asset value. On such days the best available price (which is typically the last sales price) may be used to value the Fund's futures position. If the Fund uses the best available price when the settlement price is not available, it will not consider any difference between the eventual settlement price and the best available price used to be the basis for determining that an incorrect net asset value calculation has occurred.

    Forward foreign currency exchange contracts are generally valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate at 4:00 p.m. Eastern Time, and the thirty, sixty, ninety and one-hundred and eighty day forward rates provided by an independent source.

    Swaps are generally priced based on valuations provided by an independent third-party pricing agent.

    Redeemable securities issued by open-end investment companies are generally valued at the investment company's applicable net asset value, with the exception of exchange-traded funds, which are generally priced as equity securities.

    Foreign (non-U.S.) securities and instruments are priced as set forth in the Pricing and Valuation Procedures for the particular type of security (e.g. , equity securities, debt securities, etc.). The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates obtained from pricing services at 4:00 p.m. Eastern Time on each day that the NYSE is open for regular trading. Pursuant to contractual arrangements maintained by the administrator, exchange rates are provided daily by recognized independent pricing agents. Securities and other instruments traded on markets in time zones that differ significantly from Eastern Time may be routinely subject to the use of third-party fair valuation vendors and other fair value qualifications.

  Election under Rule 18f-1

  The Trust, on behalf of the Fund, has made an election pursuant to Rule 18f-1 under the 1940 Act committing the Fund to pay in cash any request for redemption received during any 90-day period of up to the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of the period. This election is irrevocable without prior approval by the SEC. The Fund reserves the right to pay redemption proceeds in-kind except as described above.

  Trustees and Trust Officers

  Trustee Responsibilities and Powers

  The Board is responsible for the overall management and supervision of the Trust's affairs and for protecting the interests of shareholders. The Board is composed of five Trustees. Each Trustee oversees, and each officer serves, all series of the Trust that constitute the Baillie Gifford Funds complex.

  The Declaration of Trust permits the Board to:

    Issue shares.  The Board can issue an unlimited number of full and fractional shares of beneficial interest of each series of the Trust (each a "Series Fund"), one of which is offered in this SAI. Each share of a Series Fund represents an equal proportionate interest in such Series Fund with each other share of that Series Fund and is entitled to a proportionate interest in the dividends and distributions from that Series Fund.

    The Board can also subdivide any Series Fund into sub-series (or "Classes" ) of shares with such dividend preferences and other rights as the Board may designate. Each Series Fund is currently divided into at least two Classes. This power to subdivide Series Funds is intended to allow it to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently, or to permit shares of a Series Fund to be distributed through more than one distribution channel, with the costs of the particular means of distribution (or costs of related services) to be borne by the shareholders who purchase through that means of distribution. Each share of a Series Fund represents an equal proportionate interest in that Series Fund with each other share, subject to the different preferences of each Class of that Series Fund.

    Establish new portfolios, or series. The Board may establish one or more additional separate Series Funds (i.e., a new fund) or merge two or more existing Series Funds. Shareholders' investments in such an additional or merged portfolio may be evidenced by a separate Series Fund.

    Charge shareholders. The Board may charge shareholders directly for custodial, transfer agency and servicing expenses.

    Allocate other expenses. Any general expenses of the Trust that are not readily identifiable as belonging to a Series Fund are allocated by or under the direction of the Board in such manner as the Board determines to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of each Series Fund, certain expenses may be legally chargeable against the assets of all Series Funds.

    Terminate the Trust or the Fund. The Board may terminate the Trust or any Series Fund upon written notice to the shareholders.

  Trustee Appointments

  The substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Fund, were a significant factor in the determination that the current Trustees should serve as a Trustee. Generally, no one factor was decisive in the nomination or appointment of an individual to the Board.

  Among the factors the Board considers when concluding that an individual should serve as a Trustee are the following:

    the individual's business and professional experience and accomplishments;

    the individual's ability to work effectively with the other Trustees;

    the individual's prior experience, if any, in the investment management industry;

    the individual's prior experience, if any, serving on the boards of public companies (including, when relevant, other investment companies) and/or other complex enterprises and organizations; and

    how the individual's skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

  Trustee Nominations by Shareholders

  Any shareholder may nominate a person to become a Trustee. To nominate a person for the Nominating and Governance Committee's consideration, a shareholder must submit their recommendation in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust (c/o Baillie Gifford Overseas Limited, Calton Square, 1 Greenside Row, Edinburgh, United Kingdom EH1 3AN). The recommendation must include:

    biographical information regarding the candidate, the number of shares of the Fund owned of record and beneficially by the candidate (as reported to the recommending shareholder by the candidate), any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules and regulations promulgated thereunder, and whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust, and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination;

    the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected;

    the recommending shareholder's name as it appears on the Trust's books;

    the number of all shares of the Fund owned beneficially and of record by the recommending shareholder; and

    a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder.

  In addition, the Nominating and Governance Committee may require the candidate to furnish such other information as it may deem necessary or appropriate to determine the eligibility of such candidate to serve as a Trustee of the Trust. The Nominating and Governance Committee considers and evaluates nominee candidates properly submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. The Nominating and Governance Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that it will determine to nominate any person, even if properly recommended and considered in accordance with this paragraph.

  The following table sets out information on each of the Trustees, including an overview of the considerations that led the Board to conclude that each individual currently serving as a Trustee should serve as a Trustee.

Name and Year of Birth(1)	Position(s) Held with Trust	Length of Time Served as Trustee	Principal Occupation and Other Directorships Held During Past 5 Years(2)	Considerations relevant to appointment as Trustee (see also "Trustees and Trust Officers–Trustee Appointments" above)	Portfolios in Trust overseen by Trustee	Dollar range(3) of Shares held in the Fund (USD)	Aggregate Dollar Range(3) of Shares held in all Series Funds (USD)
Disinterested Trustees (as defined in the 1940 Act)
Howard W. Chin 1952	Trustee	Since 2015	Retired. Formerly: Managing Director, Investments, Guardian Life Insurance (financial services).	Howard W. Chin has over 25 years of professional experience in the asset management industry. Most recently, as Managing Director of Fixed Income Securities at Guardian Life Insurance Company of America until 2013, Mr. Chin was responsible for managing multi-billion dollar structured products portfolios for Guardian's mutual funds, and general account. In addition, Mr. Chin was a member of the Investment Committee that determined Guardian's asset allocation among the various fixed income sectors.	16	None	None
Pamela M. J. Cox 1952	Trustee	Since 2017	Senior Associate (non-resident), CSIS (think tank). Formerly: Senior Vice President; Vice President East Asia, World Bank Group (international bank & financial services).	Pamela M. J. Cox has 30 years of professional experience in the World Bank Group, providing investment project financing, especially in emerging markets. At the time of her retirement in 2013, she was Senior Vice President, leading strategy and business development. She previously held positions as Vice President East Asia and Vice President Latin America, overseeing business strategy, operations, client relationships, policy formulation and governance.	16	None	None
Bruce C. Long 1945	Trustee, Chair of the Nominating and Governance Committee	Since 2009	Global Financial Consultant.	Bruce C. Long has over 49 years of professional experience in the securities, insurance, banking, trust company, and investment management industries. Currently, Mr. Long is a consultant for international clients in the financial services industry with global distribution. Until 2008, Mr. Long was Executive Vice President of Guardian Life Insurance Company of America and President of The Guardian Insurance & Annuity Company, Inc., overseeing all registered products manufacturing and distribution	16	None	Over $100,000
Robert E. Rigsby 1949	Trustee, Chair of the Audit Oversight Committee	Since 2014	Retired. Formerly: President & COO, Delivery Business at Dominion Energy, Inc. (electric and gas energy company).	Robert E. Rigsby has 30 years of broad professional experience in the energy industry. At the time of his retirement in 2002, he was President and COO of the Delivery Business at Dominion Energy, Inc. He previously held positions of Executive Vice President, Senior Vice President Finance & Controller, Vice President Human Resources, and Vice President Information Systems. Since his retirement, Mr. Rigsby has held leadership positions on the governing boards of two universities and several foundations.	16	None	$50,001-$100,000
Interested Trustee (as defined in the 1940 Act)(2)
David W. Salter 1975	Trustee, Chair of the Board, President. Formerly, Vice President.	Since 2016	Partner, Baillie Gifford & Co. (investment adviser); CEO & Chairman, Baillie Gifford Funds Services LLC (broker-dealer).	David Salter has 19 years of professional experience in the investment management and financial services industries. As CEO and Chairman of the Baillie Gifford Funds Services LLC (the "Distributor") and a Partner of the Manager's parent company, Baillie Gifford & Co., Mr. Salter is also involved in the oversight of products offered by the Distributor and oversight of the operations of the Manager.	16	None	None

  (1) The address of each Trustee and officer of the Trust is c/o Ropes & Gray LLP, Prudential Tower, 800 Boylston Street Boston, MA 02199.

  (2) Previous positions during the past five years with Baillie Gifford & Co., the Manager and Baillie Gifford Group are omitted if not materially different from the positions listed.

  (3) Values given are as of December 31, 2017.

  Four of the Trustees are not "interested persons" (as that term is defined in the 1940 Act) of the Trust ("Disinterested Trustees"). The fifth Trustee, who serves as Chair of the Board, is an "interested person" of the Trust by reason of his affiliation with the Manager and his role as an officer of the Trust. The Trust does not have a lead independent trustee. The Board reviews its leadership structure periodically and believes that its structure is appropriate to enable the Board to oversee the Fund, after taking into account the characteristics of the Fund, its investment strategies and policies and the institutional nature of the investor base to which the Fund's shares are offered. For a discussion of the Board's role in risk oversight of the Fund, please see "Manager—Oversight by the Board" below.

  There is no stated term of office for the Trustees and a Trustee may serve until such Trustee reaches the age of 75 years. Thereafter, such Trustee offers to tender his or her resignation from the Board, and the Nominating and Governance Committee, at its discretion, makes a recommendation to the Board whether to accept or reject such resignation annually. The Chair of the Board and the officers of the Trust, including the President of the Trust, are elected annually by the Board.

  To the Trust's knowledge, as of December 31, 2017, none of the Disinterested Trustees or their immediate family members owned securities in the Manager or the Distributor, nor did they own securities in any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

  Trustee Meetings

  The Board meets periodically throughout the year to oversee the Trust's activities, review contractual arrangements with certain service providers, monitor compliance with regulatory requirements, and review performance.

  Committees

  The Board has four standing committees, as follows:

Committee	Functions	Membership	Chair	Meetings during last fiscal year(1)
Audit Oversight Committee	Oversees the Trust's accounting and financial reporting policies and practices, its internal controls, and the quality and objectivity of the Trust's financial statements. Acts as liaison between the Trust's independent registered public accounting firm and the Board. Mr. Rigsby serves as Chair of the Audit Oversight Committee.	Disinterested Trustees only	Mr. Rigsby	4
Nominating and Governance Committee	Identifies, evaluates and recommends candidates to serve as Disinterested Trustees (2) and reviews the composition of the Board. Reviews and recommends Disinterested Trustee compensation.	Disinterested Trustees only	Mr. Long	2
Performance Committee	Enhances the communication between the Manager and the Disinterested Trustees regarding Fund performance. Discusses Fund performance matters relating to the most recent quarter and for such other purposes as the Performance Committee may determine.	All Trustees	No chair	4
Valuation Committee	Overall responsibility for overseeing the valuation of the Fund's investments.	All Trustees	No chair	1

  (1) Information is provided for the fiscal year ended April 30, 2018.

  (2) The Nominating and Governance Committee will consider nominees recommended by shareholders. For a description of the procedures to be followed by security holders to submit recommendations, see "Trustees and Trust Officers—Trustee Nominations by Shareholders" above.

  Trustee Compensation

  The following table sets forth an estimate of the compensation to be paid to each Trustee for services rendered as a Trustee and, if applicable, committee chair, for the Fund's initial fiscal year ending April 30, 2019. The table includes an estimate of compensation to be received from the Fund and an estimate of aggregate compensation to be received from all Series Funds of the Trust, including the Fund and the Series Funds that are not offered under this SAI. Actual direct compensation paid to the Trustees may vary. The Trust pays no compensation to its officers and interested Trustees of the Trust. For the year ended December 31, 2018, each Disinterested Trustee received a retainer fee of $85,000. The chairs of the Audit Oversight Committee and the Nominating and Governance Committee receive additional compensation of $8,000 and $3,500, respectively. Upon the recommendation of the Nominating and Governance Committee of the Board, the Board has approved an increase in the retainer fee paid to each Disinterested Trustee to $100,000, and an increase in the additional annual compensation paid to the chair of the Audit Oversight Committee to $10,000, each effective as of January 1, 2019.

	Howard W. Chin, Trustee	Pamela M. J. Cox, Trustee	Bruce C. Long, Trustee and Chair of the Nominating and Governance Committee	Robert E. Rigsby, Trustee and Chair of the Audit Oversight Committee
Disinterested Trustee Compensation from the Fund(1)	$46.98	$46.98	$48.68	$51.63
Total Compensation from all Series Funds of the Trust(2)(3)	$39,630.13	$39,630.13	$41,058.89	$43,553.42

  (1) Reflects an estimate of the compensation to be paid to each Trustee for the Fund's initial fiscal year ending April 30, 2019. Actual direct compensation paid to the Trustees may vary.

  (2) All Trustees receive reimbursements for reasonable expenses related to their attendance at the meetings of the Board or committees, which are not included in the amounts shown. For the fiscal year ended April 30, 2019, no Trustee is expected to accrue pension or retirement benefits as part of the Trust's expenses, and no Trustee is expected to receive annual benefits upon retirement.

  (3) This total includes compensation from other Series Funds of the Trust, which are not offered through the Prospectus or this SAI.

  Trust Officers

  The following table sets out the officers of the Trust, their principal occupations during the last five years, and certain other information.

Name and Year of Birth(1)	Position(s) Held with Trust	Length of Time Served(2)	Principal Occupation During Past 5 Years(3)
Officers (other than officers who are also Trustees)
Andrew Telfer 1967	Vice President	Since 2008	Managing Partner, Baillie Gifford & Co.
Michael Stirling-Aird 1977	Vice President	Since 2012	Client Service Director, Baillie Gifford Overseas Limited.
Julie Paul 1975	Vice President	Since 2012	Manager, North American Funds Operations Department, Baillie Gifford & Co.
Tim Campbell 1975	Vice President	Since 2014	Partner, Baillie Gifford & Co.; Manager, Baillie Gifford International LLC with oversight of marketing performed in North America.
Lindsay Cockburn 1978	Treasurer	Since 2015	Manager, North American Funds Operations Department, Baillie Gifford & Co.
Graham Laybourn 1966	Vice President	Since 2018 (previously CCO since 2005)	Partner, Baillie Gifford & Co.
Suzanne Quinn 1979	Chief Compliance Officer	Since 2018	Manager, Compliance Department, Baillie Gifford & Co.
Evan Delaney 1969	Chief Risk Officer	Since 2013	Partner, Baillie Gifford & Co.; Group Chief Risk Officer, Director of Business Risk and Internal Audit, Baillie Gifford Group.
Gareth Griffiths 1973	Secretary and Chief Legal Officer	Secretary since 2015; Chief Legal Officer since 2017	Senior Legal Counsel for Baillie Gifford & Co.
Lesley-Anne Archibald 1988	Vice President	Since 2017	Assistant Manager, North American Funds Operations Department, Baillie Gifford & Co.

  (1) The address of each officer of the Trust is c/o Baillie Gifford Funds, Calton Square, 1 Greenside Row, Edinburgh, United Kingdom EH1 3AN.

  (2) The officers of the Trust are elected annually by the Board of Trustees.

  (3) Previous positions during the past five years with Baillie Gifford & Co., the Manager and Baillie Gifford Group are omitted if not materially different from the positions listed.

  Trust Officer Compensation

  The Trust currently pays no compensation to officers of the Trust.

  Trustee and Trust Officer Liability

  The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

  The Trustees and officers of the Trust are indemnified by the Trust for any and all liabilities and expenses actually and reasonably incurred in any proceeding brought or threatened against a Trustee or officer by reason of any alleged act or omission as Trustee or officer, unless such person did not act in good faith in the reasonable belief that such action was in the best interests of the Trust, under the Declaration of the Trust and the ByLaws of the Trust. No officer or Trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

  Investment in the Fund by Trust, Manager and Distributor Personnel

  The Trust, the Manager and the Distributor have each adopted a code of ethics pursuant to Rule 17j-1 of the 1940 Act. This code of ethics permits personnel of the Trust, the Manager and the Distributor to invest in securities, including securities that may be purchased or held by the Fund, subject to restrictions.

  Manager

  The Manager is a wholly-owned subsidiary of Baillie Gifford & Co., which is generally engaged in the business of investment management. Both the Manager and Baillie Gifford & Co. are authorized and regulated in the U.K. by the Financial Conduct Authority. The Manager and its affiliates are referred to herein as the "Baillie Gifford Group".

  Oversight by the Board

  The Board oversees the Manager, including by overseeing the following activities of the Manager:

    Risk Management. As part of this process, the Board receives a report from, and meets quarterly with, the Trust's chief risk officer. The Board and the Performance Committee also meet periodically with representatives of the Manager to receive reports regarding the management of the Fund, including their investment risks.

    Compliance with Relevant Laws. To assist this process, the Board meets periodically with the Fund's chief compliance officer and receives reports regarding the compliance of the Fund and the Manager with the federal securities laws and the Fund's own compliance policies and procedures.

    Financial Accounting and Reporting. The Board, either itself or through its committees, meets periodically with officers of the Trust and representatives from the Manager and the auditor of the Fund, to review and consider the financial accounting and reporting of the Fund.

    All Management activities. In the course of providing oversight, the Board meets periodically with officers of the Trust and representatives from the Manager, and receives a broad range of reports on the Fund's activities, including regarding the Fund's investment portfolio.

    Appointment of the Manager. The Board also reviews the appointment of the Manager at least annually. The basis for the most recent report is set out in the most recent annual accounts of the Fund.

  Management Services

  The Manager serves as the investment manager of the Fund under an amended and restated investment advisory agreement dated January 1, 2015, as amended from time to time (the "Advisory Agreement" ).

  Responsibilities

  Under the Advisory Agreement, the Manager manages the investment and reinvestment of the assets of the Fund and generally administers its affairs, subject to oversight by the Board of Trustees of the Trust as described above. The Manager also furnishes, at its own expense, all necessary office space, facilities and equipment, services of executive and other personnel of the Fund and certain administrative services.

  Investment Advisory Fee

  For these services, the Advisory Agreement provides that the Fund pays the Manager an investment advisory fee. This fee is based on a percentage of the Fund's average daily net assets and is paid quarterly.

  The Fund had not yet commenced operations as of the end of the Fund's most recently completed fiscal year. The Fund has consequently not paid any advisory fees during any completed fiscal year.

  Investment Advisory Fee Breakpoints

  The advisory fee paid by the Fund under the Advisory Agreement is subject to the breakpoints reflected in the table below. The fee is calculated and accrued daily as a percentage of the average daily net assets of the Fund and is paid quarterly.

Average Daily Assets of the Fund (millions)	Annual Advisory Fee Rate at Each Asset Level (percentage of the Fund's average daily net assets)
$0-$2,000	0.33%
>$2,000 - $5,000	0.29%
Above $5,000	0.27%
  Investment Advisory Fee Waivers

  In order to limit the expenses of the Fund, the Manager has agreed to waive its fees and/or bear other expenses of the Fund to the extent that the Fund's total annual operating expenses (excluding taxes, sub-accounting expenses, acquired fund fees and expenses and extraordinary expenses) would exceed a certain annual rate of the Fund's average daily net assets.

  In addition, the Manager has contractually agreed to irrevocably waive a portion of its Management Fee in an amount equal to 100% of the management fee paid by any Affiliated Acquired Fund with respect to Fund assets invested in such Affiliated Acquired Fund. For purposes of this waiver, "Affiliated Acquired Fund" means any pooled investment vehicle managed by the Manager or by any entity controlling, controlled by or under common control with the Manager, provided that, with respect to the class in which the Fund invests, the pooled investment vehicle pays a management fee. These waivers are described in the Prospectus under "Fund Management".

  How to Change the Investment Advisory Agreement

  The Advisory Agreement may be amended in a manner consistent with the 1940 Act. Amendments to the Advisory Agreement will require shareholder approval, unless (a) the amendments do not increase the compensation of the Manager or otherwise fundamentally alter the relationship of the Trust with the Manager and (b) the amendments are approved by the requisite majority of the Trustees who are not parties to the agreement or interested persons (as defined in the 1940 Act) of any such party.

  Term of Manager's Appointment

  The Advisory Agreement will continue in effect for two years from its date of execution. After this two year period, it will continue if its continuance is approved at least annually by:

    the Board or by vote of a majority of the outstanding voting securities of the relevant Fund; and

    vote of a majority of the Trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval.

  The Advisory Agreement may be terminated without penalty by:

    vote of the Board or by vote of a majority of the outstanding voting securities of the relevant Fund, upon sixty days' written notice; or

    the Manager upon sixty days' written notice.

  The Advisory Agreement also terminates automatically in the event of its assignment.

  Manager Liability

  The Advisory Agreement provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

  Other Clients

  The Manager acts as investment adviser to numerous other corporate and fiduciary clients. Certain officers and the interested Trustee of the Trust also serve as officers, directors and Trustees of other investment companies and clients advised by the Manager.

  These other investment companies and clients sometimes invest in securities in which the Fund also invests. If the Fund and such other investment companies or clients desire to buy or sell the same portfolio securities at the same time, purchases and sales may be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which the Fund purchases or sells. In other cases, however, it is believed that these practices may benefit the Fund. It is the opinion of the Board of Trustees that the desirability of retaining the Manager as adviser for the Fund outweighs the disadvantages, if any, which might result from these practices.

  Administration and Supervisory Services

  Responsibilities

  Pursuant to an administration and supervisory agreement, the Manager is responsible for furnishing certain administration services to Institutional Class and Class K shareholders as well as coordinating, overseeing and supporting services provided to Institutional Class and Class K shareholders by third parties.

  Fee

  For these services, the administration and supervisory agreement provides that Class K and Institutional Class each pays the Manager an administration and supervisory fee. This fee is based on a fixed percentage of the Fund's average daily net assets and is paid quarterly.

  The Fund had not yet commenced operations as of the end of the Fund's most recently completed fiscal year. The Fund has consequently not paid any administration and supervisory fees during any completed fiscal year.

  Investment Decisions by Portfolio Managers

  Investment decisions made by the Manager for the Fund are made by teams of portfolio managers organized for that purpose.

  Portfolio Manager Conflicts of Interest

  In addition to managing the Fund, individual portfolio managers are commonly responsible for managing other registered investment companies, other pooled investment vehicles and/or other accounts. These other types of accounts may have similar investment strategies to the Fund.

  For a description of potential conflicts of interest that may arise in connection with the portfolio managers' management of the Fund and the portfolio managers' management of other types of accounts please see "Principal Investment Risks—Conflicts of Interest Risk" in the Prospectus.

  Other Accounts

  The following table shows information regarding other accounts managed by the portfolio managers, as of September 30, 2018:

Account Type	Total Accounts	Total Assets in Accounts (US$ M)	Where advisory fee is based on account performance:
The Multi Asset Fund
Patrick Edwardson
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	4	10,603	0	0
Other Accounts	0	0	0	0
James Squires
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	4	10,603	0	0
Other Accounts	0	0	0	0
David McIntyre
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	4	10,603	0	0
Other Accounts	0	0	0	0
Felix Amoako
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	5	10,644	0	0
Other Accounts	0	0	0	0
Scott Lothian
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	4	10,603	0	0
Other Accounts	0	0	0	0

  None of the portfolio managers listed in the above table held shares in the Fund as of the date of this SAI, or managed any accounts where the advisory fee was based on account performance.

  Proxy Voting

  The Trust has delegated to the Manager responsibility for the voting of proxies with respect to voting securities held by the Fund.

  Voting Guidelines

  The Manager has adopted Global Corporate Governance Principles and Guidelines (the "Guidelines") to vote proxies related to securities held by the Fund.

  The Guidelines are developed and administered by the Corporate Governance Team of the Baillie Gifford Group. This Corporate Governance Team sits alongside the investment teams and is supported by personnel dedicated to the voting of proxies. The head of this Corporate Governance Team jointly reports to an investment partner of Baillie Gifford and Co, the parent of the Manager, and to the senior investment committee of the Investment Management Group of the Baillie Gifford Group.

  The Guidelines include principles (the "Principles") that articulate corporate governance standards relating to:

    the basic rights and equitable treatment of shareholders

    the role of stakeholders (as established by law)

    disclosure and transparency on material matters, and

    the responsibilities and accountability of the Trustees.

  The Principles are based upon the principles developed by the Organisation for Economic Co-operation and Development, which the Manager believes are appropriate for most markets.

  The Manager recognizes that given the range of markets in which the Fund invests, one set of standards is unlikely to be appropriate. The Guidelines consequently include as appendices detailed corporate governance standards for the U.K. and Japan and may include overseas corporate governance codes, where these are available and appropriate.

  The Guidelines also include some "best practice" guidelines as to voting on specific issues.

  Pragmatic & Flexible Approach

  The Manager recognizes that companies within particular markets operate under significantly differing conditions and for this reason it does not apply any of the principles, practices or standards included in the Guidelines rigidly.

  The Manager applies the Guidelines with care, giving due consideration to the specific circumstances of individual companies. In this way it takes a pragmatic and flexible approach to corporate governance, consistent with its overriding aim of looking after the long-term financial interests of its clients, including the Fund.

  In evaluating each proxy, the Corporate Governance Team follows the Guidelines, while also considering third party analysis, the Manager's and its affiliates own research and discussions with company management.

  If a proxy involves a non-routine matter, the Corporate Governance Team will also consult with the appropriate investment team regarding the proposed vote.

  The Manager may elect not to vote on certain proxies. While the Manager endeavors to vote the Fund's shares in all markets, it may be difficult to vote in some overseas markets because of costly trading restrictions. For example, in the French and Italian markets, shares are "blocked", which means that the Manager is unable to direct selling should it so desire, from the time that it votes until the close of the company meeting. The Manager will therefore only vote in these markets where it views the benefits of voting clients' shares, such as with respect to a merger or acquisition, as exceeding the risks involved.

  Conflicts of Interest

  The Manager recognizes the importance of managing potential conflicts of interest that may exist when voting a proxy solicited by a company with whom the Baillie Gifford Group has a material business or personal relationship. The Corporate Governance Team of the Baillie Gifford Group is responsible for monitoring possible material conflicts of interest with respect to proxy voting.

  In most instances, applying the Guidelines to vote proxies will adequately address any possible conflicts of interest.

  However, as noted above, the Manager does not rigidly apply the Guidelines and proxies may relate to matters not specifically addressed in the Guidelines. For proxy votes that involve a potential conflict of interest, that are inconsistent with (or not covered by) the Guidelines but that are consistent with management's recommendation, the Management Committee of the Baillie Gifford Group, which comprises five senior Baillie Gifford & Co. partners, will review the voting rationale, consider whether business relationships between Baillie Gifford Group and the company have influenced the proposed inconsistent vote and decide the course of action to be taken in the best interests of clients.

  Further Information

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by:

    calling toll-free, 1-844-394-6127; or

    by accessing the Fund's Form N-PX on the SEC's website at http://www.sec.gov.

  Investment Process – Best Execution

  In placing orders for the purchase and sale of portfolio securities for the Fund, the Manager seeks to obtain the best price and execution.

  Use of Brokers or Dealers for Unlisted Investments

  The use of brokers or dealers for unlisted investments is based on the most favorable price which can be obtained for the Fund.

  Transactions in unlisted securities are carried out directly with company management when they are issuing primary equity. On occasion investment banks can be engaged as advisers in the trade but the monies are generally paid direct to the company. If, in the judgment of the Manager, a more favorable price can be obtained by carrying out such transactions through other brokers or dealers, the trading desk will direct the trade through broker-dealers who make the primary market for such securities.

  Selection of Brokers or Dealers

  Broker selection for trading is determined entirely by the requirement to achieve best execution for the Fund.

  The Manager selects only brokers or dealers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce best execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. The Manager will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.

  Execution only approach

  The Manager pays execution-only commission rates and does not pay 'bundled' fees for brokerage and research. The Manager assumes full responsibility for payment for non-execution services from brokers, such as reports on economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with analysts and specialists. The receipt of such services does not factor in the selection of brokers.

  Foreign Currency Transactions – Custodians

  Although the Manager executes certain foreign currency transactions internally through its foreign currency trading desk, the Manager may determine that:

    certain transactions may not be most efficiently executed by its trading desk. Such transactions may be administered by a third party such as the Fund's custodian. Such transactions tend to be in smaller amounts (for example, income repatriation), and such transactions may be executed by such third parties in accordance with standing instructions received from the Manager; or

    due to local market regulations, responsibility has to pass to the client's custodian for execution under standing instruction.

  Also, income received into the portfolios will automatically be swept into U.S. dollars by means of standing instruction foreign exchange carried out by the custodian.

  Given the nature of such transactions and the general size of the markets, the Manager has limited ability to analyze or review the specific details and efficiency of trading in these amounts.

  Directed Brokerage Transactions

  The Fund had not yet commenced operations as of the end of the Fund's most recently completed fiscal year. The Fund consequently has no directed brokerage transactions for any completed fiscal year.

  Brokerage Commissions

  As mentioned above, the Manager pays execution-only commission rates for trading. The Manager believes this helps to mitigate any potential conflicts of interest that might arise from the purchase of two sets of services paid out of the Fund's dealing commission.

  Research services permitted to be paid from client dealing commissions under Section 28(e) (the 'safe harbor') of the Exchange Act are now paid for directly by the Manager under separate agreements with brokers.

  The Fund had not yet commenced operations as of the end of the Fund's most recently completed fiscal year. The Fund has consequently not paid any brokerage commissions during any completed fiscal year.

  Affiliated Broker-Dealers

  The Fund had not yet commenced operations as of the end of the Fund's most recently completed fiscal year. The Fund has consequently not paid any brokerage commissions to affiliated broker/dealers during any completed fiscal year.

  Regular Broker or Dealer

  The Fund had not yet commenced operations as of the end of the Fund's most recently completed fiscal year and, therefore, did not acquire securities of its regular brokers or dealers or of their parents during the Fund's most recently completed fiscal year.

  Portfolio Turnover

  The buying and selling of the securities held by the Fund is known as 'portfolio turnover'. Higher portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of the Fund, the higher these transaction costs borne by the Fund generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to individual shareholders at ordinary income tax rates when distributed net of short-term capital losses and net long-term capital losses), and may adversely impact the Fund's after-tax returns. See the "Tax" section below.

  The Fund had not yet commenced operations as of the end of the Fund's most recently completed fiscal year. Because the Fund has not commenced operations, it does not have a portfolio turnover rate.

  Payments to Financial Intermediaries

  It is expected that Institutional Class shares of the Fund will make payments, or reimburse the Manager or its affiliates for payments it makes, to financial intermediaries ("Financial Intermediaries") that provide certain administrative, recordkeeping, and account maintenance services to beneficial owners of Fund shares. The amount of such payments and/or reimbursement is currently capped by resolution of the Board. The amount of such payments and/or reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically. The Fund may enter into certain agreements with Financial Intermediaries that require payments for sub-transfer agency services in excess of the Board approved cap on payments and/or reimbursements to Financial Intermediaries. In such instances the Manager will pay, out of its own profits, the difference between the amount due under the agreement with the Financial Intermediary and the cap on such payments and/or reimbursements approved by the Board.

  Financial Intermediaries are firms that sell shares of mutual funds, including the Fund, for compensation and/or provide certain administrative and account maintenance services to mutual fund investors. Financial Intermediaries may include, among others, brokers, financial planners or advisers, banks, and insurance companies.

  In some cases, a Financial Intermediary may hold its clients' Fund shares in nominee name. Shareholder services provided by a Financial Intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semiannual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

  The compensation paid by the Fund or the Manager or its affiliates to a Financial Intermediary is typically paid continually over time, during the period when the Financial Intermediary's clients hold investments in the Fund. The amount of continuing compensation paid by the Fund or the Manager or its affiliates to different Financial Intermediaries for shareholder services varies. The compensation is typically a percentage of the value of the Financial Intermediary's clients' investments in the Fund or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the Financial Intermediary.

  If payments to Financial Intermediaries by a mutual fund, distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial adviser and the Financial Intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Distributor and its affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your Financial Intermediary at the time of purchase.

  If you are purchasing, selling, exchanging or holding Fund shares through a program of services offered by a Financial Intermediary, you may be required by the Financial Intermediary to pay additional fees. You should contact the Financial Intermediary for information concerning what additional fees, if any, may be charged.

  Other Services

  In relation to Class K and Institutional Class shares, the Trust, on behalf of the Fund, has entered into an Administration and Supervisory Agreement (the "Administration and Supervisory Agreement" ) with the Manager, under which the Manager has agreed to provide certain administration and supervisory services for the Fund.

  The Trust has adopted a plan pursuant to Rule 12b-1 of the 1940 Act (the "Administration, Supervisory and Sub-Accounting Services Plan" or the "Plan") with respect to Class K and Institutional Class Shares of the Fund. The Administration and Supervisory Fees collected by the Manager (as described in the Prospectus under "Shares–Restrictions on Buying Shares") are for services that are not primarily intended to result in the sale of Fund shares.

  The Board has adopted the Plan to allow the Fund, the Manager and its affiliates, including the Fund's distributor, Baillie Gifford Funds Services LLC ( "BGFS"), to incur certain expenses that might be considered indirect payments by the Fund for distribution of Fund shares. Under the Plan, if the payment of fees to the Manager, or other payments made by Institutional Class shares of the Fund to Financial Intermediaries for recordkeeping, sub-accounting, sub-transfer agency or other services, should be deemed to constitute indirect financing by the Trust of the distribution of Fund shares, such payments are authorized by the Plan. However, no distribution payments under Rule 12b-1 have been authorized by the Board as of the date of this SAI, and no distribution fees under Rule 12b-1 are currently payable under the Plan. If the Board authorizes distribution payments under Rule 12b-1 in the future for any class of the Fund's shares, the Manager or another service provider might collect distribution fees under Rule 12b-1. This would also require the Prospectus to be updated to reflect such additional fees.

  The Manager and BGFS, directly or through an affiliate, may use its fee revenue, past profits, or other resources, without limitation, to pay promotional and administrative expenses in connection with the offer and sale of shares of the Fund. In addition, the Manager and BGFS may use their respective resources, including fee revenues, to make payments to third parties that provide assistance in selling the Fund's shares or to Financial Intermediaries that render recordkeeping, sub-accounting sub-transfer agency and other services, as described in greater detail above under "Payments to Financial Intermediaries."

  The Plan has been approved by the Board in accordance with Rule 12b-1. As required by Rule 12b-1, the Board carefully considered all pertinent factors relating to the implementation of the Plan prior to its approval and determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

  In accordance with the requirements of Rule 12b-1, the Manager provides quarterly reporting to the Board of Trustees regarding all payments made by the Fund directly to Financial Intermediaries and to the Manager under the Administration and Supervisory Agreement, including reporting of the purposes for which such payments were made. To the extent that the Plan gives the Manager or its affiliates greater flexibility in connection with the distribution of shares of the Fund, additional sales of the Fund's shares may result.

  Compensation

  The portfolio managers' compensation arrangements within the Manager vary depending upon whether the individual is an employee or partner of Baillie Gifford & Co.

  Employees of Baillie Gifford & Co.

  A portfolio manager's compensation generally consists of:

    base salary;

    a company-wide all staff bonus;

    a performance related bonus; and

    the standard retirement benefits and health and welfare benefits available to all Baillie Gifford & Co. employees.

  A portfolio manager's base salary is determined by the manager's experience and performance in the role, taking into account the ongoing compensation benchmark analyses, and is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs.

  A portfolio manager's performance related bonus is determined by team and individual performance. Team performance will generally be measured on investment performance over a three, four or five year basis and is based on performance targets that are set and reviewed annually by the Chief of Investment Staff. Individual performance will be determined by the individual's line manager at the annual appraisal at which staff are assessed against key competencies and pre-agreed objectives. The bonus is paid on an annual basis.

  A proportion of the performance related bonus is mandatorily deferred. Currently recipients defer between 20% and 40% of their performance related bonus. Awards will be deferred over a period of three years and will be invested in a range of funds managed by the Baillie Gifford Group.

  Partners of Baillie Gifford & Co.

  Patrick Edwardson and James Squires are partners of Baillie Gifford & Co.

  The remuneration of Baillie Gifford & Co. partners comprises Baillie Gifford & Co. partnership profits, which are distributed as:

    base salary; and

    a share of the partnership profits.

  The profit share is calculated as a percentage of total partnership profits based on seniority and role within Baillie Gifford & Co. The basis for the profit share is detailed in the Baillie Gifford & Co. Partnership Agreement.

  The main staff benefits such as pension schemes are not available to partners and therefore partners provide for benefits from their own personal funds.

  Partners in their first few years additionally receive a bonus. The bonuses are calculated in the same way as those for staff but exclude the deferred element. A proportion of the bonus paid will be retained to be used to buy capital shares in the partnership.

  Other Key Service Providers

  Administrator – BNYM

  The Bank of New York Mellon of 225 Liberty Street, New York, NY, 10286 ("BNYM" ), serves as the Fund's administrator pursuant to a Fund Administration and Accounting Agreement between the Trust, on behalf of the Fund, and BNYM.

  The Fund had not yet commenced operations as of the end of the Fund's most recently completed fiscal year. The Fund has consequently not paid any administration fees during any completed fiscal year.

  Custodian – BNYM

  BNYM is also the Trust's custodian. As such, BNYM or sub-custodians acting at its direction hold in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, are the registered owners of securities held in book entry form belonging to the Fund.

  Upon instruction, BNYM or such sub-custodians receive and deliver cash and securities of the Fund in connection with Fund transactions and collect all dividends and other distributions made with respect to Fund portfolio securities.

  Transfer Agent – BNY Mellon Investment Servicing (U.S.) Inc.

  BNY Mellon Investment Servicing (U.S.) Inc., of 4400 Computer Drive, Westborough, MA 01581, serves as the Trust's transfer agent, registrar and dividend disbursing agent.

  Independent Registered Public Accounting Firm – Cohen & Company, Ltd.

  Cohen & Company, Ltd. serves as independent registered public accounting firm to the Trust and conducts an annual audit of the financial statements of the Fund and provides other audit related and tax services. The principal business address of Cohen & Company, Ltd. is 1350 Euclid Ave., Suite 800, Cleveland, Ohio 44115.

  Underwriter – BGFS

  Baillie Gifford Funds Services LLC, of One Greenside Row, Calton Square, Edinburgh EH1 3AN, United Kingdom, a wholly-owned subsidiary of the Manager, serves as the sole distributor and principal underwriter of the shares of the Fund.

  Under the distribution agreement with the Trust, BGFS will offer and sell shares to investors as agent of the Fund either directly or through brokers, dealers and other financial institutions which enter into selling agreements with BGFS. The distribution agreement provides that BGFS will use all reasonable best efforts in connection with the distribution of shares of the Fund. The Fund's shares will be offered on a continuous basis.

  The Fund had not yet commenced operations as of the end of the Fund's most recently completed fiscal year. The Fund has consequently not paid BGFS any underwriting commissions during any completed fiscal year.

  Trust Legal Counsel – Ropes & Gray LLP

  Ropes & Gray LLP, of Prudential Tower, 800 Boylston Street, Boston, MA 02199, is legal counsel to the Trust.

  Independent Trustee Legal Counsel – Vedder Price P.C.

  Vedder Price P.C., of 222 North LaSalle Street, Chicago, IL, 60601, is legal counsel to the independent trustees.

  Shareholders

  Principal Holders of Securities

  A shareholder will be considered a "principal holder" of shares if that shareholder owns of record or is known by the Trust to own beneficially 5% or more of any class of the Fund's outstanding shares. The Fund had not commenced operations as of the date of this SAI and therefore did not have any principal holders.

  Control Persons

  A controlling person's vote could have a more significant effect on matters presented to shareholders of the Fund for approval than the vote of other shareholders of the Fund.

  A person may be deemed to be a "control person" (as that term is defined in the 1940 Act) of the Fund if it owns greater than 25% of the outstanding shares, either beneficially or by virtue of its fiduciary or trust roles or otherwise. The Fund had not commenced operations as of the date of this SAI and therefore did not have any control persons.

  Management Ownership

  As of the date of this SAI, the Trustees and officers of the Fund, as a group, did not own any outstanding equity securities of the Fund.

  Shareholder Rights

  Rights to Dividends

  Shareholders are entitled to dividends as declared by the Board, and, in liquidation of the relevant Series' portfolio, are entitled to receive the net assets of the portfolio.

  Voting Rights

  Shareholders are entitled to vote at any meetings of shareholders. The Trust does not generally hold annual meetings of shareholders and will do so only when required by law. Special meetings of shareholders may be called for purposes such as electing or removing trustees, changing The Fundamental investment policy or approving an investment advisory agreement. In addition, a special meeting of shareholders of the Series will be held if, at any time, less than a majority of the Trustees then in office have been elected by shareholders of the Series.

  Shareholders are entitled to one vote for each full share held, and fractional votes for each fractional share held. Voting rights are not cumulative.

  Shareholders may vote in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders, to the extent provided in the Declaration of Trust.

  On any matter affecting all shareholders, all shares shall be voted together. Shareholders of all series vote together, irrespective of series, on:

    the election of Trustees;

    the removal of Trustees;

    the selection of the Trust's independent registered public accounting firm; and

    amendments to the Declaration of Trust, unless the amendment only: (i) changes the Trust's name, responds to or ensures compliance with applicable legislation or regulation or cures technical problems in the Declaration of Trust, (ii) establishes, changes or eliminates the par value of any shares (currently all shares have no par value) or (iii) issues shares of the Trust in one or more series, or subdivides any series of shares into various classes of shares with such dividend preferences and other rights as the Board may designate.

  For the purpose of electing Trustees, there will normally be no meetings of shareholders except where, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders.

  In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

  Shareholders may wish to communicate with other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee. The Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials at the expense of the requesting shareholders, upon receiving a written request by shareholders having a net asset value constituting 1% of the outstanding shares of the Trust stating that such shareholders wish to communicate with the other shareholders.

  The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, may, however, be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust.

  Matters Affecting a Particular Series or Share Class

  On matters only affecting a particular series or share class, only shareholders of that series or class will be entitled to vote. Rule 18f-2 under the 1940 Act provides in effect that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are substantially identical or that the matter does not affect any interest of such class. Consistent with the current position of the SEC, shareholders of each series vote separately on matters requiring shareholder approval, such as certain changes in fundamental investment policies of that series or the approval of the investment advisory agreement relating to that series.

  Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder.

  Preemptive Rights

  The shares of the Fund do not have any preemptive rights.

  Trustee Nominations

  Any shareholder may nominate a person to become a Trustee. See "Trustees and Trust Officers—Trustee Nominations by Shareholders" above.

  Rights on termination

  Upon termination of the Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

  Tax Reporting

  As required by federal law, federal tax information will be furnished to applicable shareholders for each calendar year early in the succeeding year.

  Liability

  Under Massachusetts law shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The risk of a shareholder incurring financial loss on account of that liability is considered remote since it may arise only in very limited circumstances.

  The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

  Contractual Arrangements

  The Trust enters into contractual arrangements with various parties, including among others the Fund's investment adviser, custodian, transfer agent, and accountants, who provide services to the Fund. Shareholders are not parties to any such contractual arrangements, and those contractual arrangements are not intended to and will not create in any shareholder any right to enforce them directly against the service providers or to seek any remedy under them directly against the service providers.

  This SAI provides information concerning the Trust and the Fund that you should consider in determining whether to purchase shares of the Fund. Neither this SAI, nor the related Prospectus, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Fund and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

  Distributions

  It is generally the policy of the Fund to declare and pay out, at least annually, dividends to its shareholders as follows:

    Investment Company Taxable Income

    The Fund will distribute substantially all of its investment company taxable income (which, computed without regard to the dividends-paid deduction, includes dividends and any interest it receives from investments and the excess of net short-term capital gain over net long-term capital loss, in each case determined with reference to any loss carryforwards).

    Net Capital Gains

    The Fund will distribute substantially all of its net capital gains (that is, the excess of net long-term capital gains over net short-term capital loss, in each case determined with reference to any loss carryforwards), if any.

  The Fund may make such distributions more frequently as determined by the Trustees of the Trust to the extent permitted by applicable regulations.

  Notwithstanding the foregoing, the Fund may determine to retain investment company taxable income, so computed, subject to the distribution requirements applicable to regulated investment companies under the Code or net capital gain and pay the Fund-level tax on any such retained amounts.

  Distributions Are Payable in Shares

  Except as provided below, distributions of income and capital gain are generally payable in full and fractional shares of the Fund, based upon the net asset value determined as of the close of unrestricted trading on the New York Stock Exchange on the record date for each dividend or distribution.

  Shareholders, however, may elect to receive their distributions in cash. The election may be made at any time by submitting a written request directly to the Trust. In order for a change to be in effect for any dividend or distribution, it must be received by the Trust ten days prior to such dividend or distribution.

  Tax

  The following discussion addresses certain U.S. federal income tax considerations that may be relevant to investors that (a) are citizens or residents of the U.S., or corporations, partnerships, or other entities created or organized under the laws of the U.S. or any political subdivision thereof, or estates that are subject to U.S. federal income taxation regardless of the source of their income or trusts if (i) a court within the United States is able to exercise primary supervision over the administration of the trust and one or more U.S. persons have the authority to control all substantial decisions of the trust or (ii) the trust has a valid election in effect under applicable Treasury regulations to be treated as a U.S. person, and (b) hold, directly or indirectly, shares of the Fund as a capital asset ("U.S. shareholders").

  The following discussion provides only limited information about the U.S. federal income tax treatment of shareholders that are not U.S. shareholders, and it does not address the U.S. federal income tax treatment of shareholders that are subject to special tax regimes such as certain financial institutions, insurance companies, dealers in securities or foreign currencies, U.S. shareholders whose functional currency (as defined in Section 985 of the Code) is not the U.S. dollar, persons investing through defined contribution plans and other tax-qualified plans, and persons that hold shares in the Fund as part of a "straddle," "conversion transaction," "hedge," or other integrated investment strategy. All such prospective and actual shareholders are urged to consult their own tax advisers with respect to the U.S. tax treatment of an investment in shares of the Fund.

  The Fund has not sought an opinion of legal counsel as to any specific U.S. tax matters. The discussion below as it relates to U.S. federal income tax consequences is based upon the Code and regulations, rulings, and judicial decisions thereunder as of the date hereof. Such authorities may be repealed, revoked, or modified (possibly on a retroactive basis) so as to result in U.S. federal income tax consequences different from those discussed below.

  This discussion is for general information purposes only. Prospective and actual shareholders should consult their own tax advisers with respect to their particular circumstances and the effect of state, local, or foreign tax laws to which they may be subject.

  The Fund - Separate Tax Entity

  The Fund is treated as a separate entity for U.S. federal income tax purposes. The Fund has elected or, in the case of a new Fund, intends to elect to be treated as a regulated investment company eligible for taxation under the provisions of Subchapter M of the Code and intends to qualify each year as such.

  Test for Special Tax Treatment

  In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things:

    derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income from interests in "qualified publicly traded partnerships" (as defined below) (collectively, "qualifying income" );

    diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund's assets consists of cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, (x) in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

    distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gain over net long-term capital loss) and net tax-exempt interest income, if any, for such year.

  In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the regulated investment company.

  However, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (a partnership (i) the interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income.

  In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code Section 7704(c)(2).

  In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

  For purposes of the diversification test in (b) above, identification of the issuer (or, in some cases, issuers) of a particular Fund investment will depend on the terms and conditions of that investment.

  In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect the Fund's ability to meet the diversification test in (b) above.

  Also, for purposes of the diversification test in (b) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.

  If the Fund qualifies as a regulated investment company that is accorded special tax treatment, it will not be subject to U.S. federal income tax on income or gains paid to its shareholders in a timely manner in the form of dividends (including Capital Gain Dividends, as defined below).

  Failure to Meet Test for Special Tax Treatment

  If the Fund were to fail to meet the income, diversification or distribution test described above, the Fund could in some cases cure such failure, including by paying the Fund-level tax, paying interest, making additional distributions, or disposing of certain assets.

  If the Fund were ineligible to or otherwise did not cure such failure for any year, or if the Fund were otherwise to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, it would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net capital gain, would be taxable to U.S. shareholders as dividend income.

  Some portions of such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders and may be eligible to be treated as "qualified dividend income" in the case of shareholders taxed as individuals, provided, in both cases, the shareholder meets certain holding period and other requirements in respect of the Fund's shares (as described below).

  In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

  Retaining Net Capital Gains

  As noted above, the Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net capital gains.

  Notwithstanding the foregoing, the Fund may determine to retain investment company taxable income or net capital gains, and pay the Fund-level tax on any such retained amounts, subject to the distribution requirements applicable to regulated investment companies under the Code.

  If the Fund retains any net capital gains, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly filed U.S. tax return to the extent the credit exceeds such liabilities.

  For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder's gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

  The Fund is not required to, and there can be no assurance that the Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

  In determining its net capital gains, including in connection with determining the amount available to support a Capital Gain Dividend, its taxable income, and its earnings and profits, a regulated investment company generally may elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to such portion of the taxable year) or late-year ordinary loss (generally, its net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31) as if incurred in the succeeding taxable year.

  Excise Tax

  If the Fund fails to distribute in a calendar year an amount at least equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts.

  For these purposes, the Fund's ordinary gains and losses from the sale, exchange or other taxable disposition of property that would otherwise be taken into account after October 31 of a calendar year generally are treated as arising on January 1 of the following calendar year.

  Also, for these purposes, the Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending with or within the calendar year.

  The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that the Fund will be able to do so.

  Personal Holding Companies

  In addition, if the Fund is a "personal holding company" (as defined in Section 542 of the Code) for U.S. federal income tax purposes, the Fund will potentially need to adjust the timing of its distributions to its shareholders in order to avoid a Fund-level tax on its "undistributed personal holding company income" (as defined in Section 545 of the Code). Generally, the Fund will be a personal holding company if, at any time during the last half of its taxable year, more than 50% of its shares are owned, directly or indirectly, by five or fewer individuals and/or certain pension trusts, private foundations, charitable trusts or trusts providing for the payment of supplemental unemployment benefits. In the event that the Fund is a personal holding company, the Fund will seek to make distributions sufficient to avoid the Fund-level tax under the personal holding company rules, although there can be no assurance it will be able to do so.

  Tax on Fund Distributions

  Distributions are generally taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price the shareholder paid for its shares).

  Distributions are taxable whether shareholders receive them in cash or in additional shares.

  A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year.

  Investment Income

  For U.S. federal income tax purposes, distributions of investment income are generally taxable to shareholders as ordinary income.

  Distributions of investment income reported by the Fund as derived from "qualified dividend income" are taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level as described more fully below.

  In order for some portion of the dividends received by the Fund shareholder to be "qualified dividend income" that is eligible for taxation at long-term capital gain rates, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares.

  In general, a dividend will not be treated as qualified dividend income (at either the Fund or shareholder level):

    if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the U.S. (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established security market in the U.S.) or (b) treated as a passive foreign investment company.

  If the aggregate qualified dividends received by the Fund during any taxable year are 95% or more of its gross income (excluding the excess of net long-term capital gain over net short-term capital loss), then 100% of the Fund's dividends (other than dividends properly reported Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

  In general, dividends of net investment income received by corporate shareholders of the Fund will qualify for the dividends-received deduction generally available to corporations to the extent they are properly reported by the Fund as being attributable to the amount of eligible dividends received by the Fund from domestic corporations for the taxable year.

  In general, a dividend received by the Fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property.

  Moreover, the dividends-received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock—generally, stock acquired with borrowed funds).

  The Fund generally does not expect that a significant portion of its distributions will be eligible for the corporate dividends-received deduction.

  Any distribution of income that is attributable to dividend income received by the Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

  Subject to any future regulatory guidance to the contrary, any Fund distribution of income attributable to qualified REIT dividends or qualified publicly traded partnership income from the Fund's investment in a REIT or master limited partnership, as applicable, will ostensibly not qualify for the deduction that would be available to a non-corporate shareholder were the shareholder to own such REIT or master limited partnership directly.

  Capital Gains

  Taxes on distributions of capital gains are determined by how long the Fund owned (or is deemed to have owned) the investments that generated them, rather than how long a shareholder has owned his or her shares.

  Tax rules can alter the Fund's holding period on investments and thereby affect the tax treatment of gain or loss on such investments. Distributions of net capital gain from the sale of investments that the Fund owned (or is deemed to have owned) for more than one year and that are properly reported by the Fund as capital gain dividends ("Capital Gain Dividends") are generally taxable to shareholders as long-term capital gains, taxed to individuals at reduced rates relative to ordinary income. Distributions of gains from the sale of investments that the Fund owned (or is deemed to have owned) for one year or less are generally taxable to shareholders as ordinary income.

  Distributions from capital gains are generally made after applying any available capital loss carryforwards.

  Medicare Contribution Tax

  The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, "net investment income" generally includes, among other things, (i) distributions paid by the Fund of net investment income and capital gain, including Capital Gain Dividends, as described above, and (ii) any net gain from the sale, exchange, redemption or other taxable disposition of Fund shares. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in the Fund.

  Sale, Exchange or Redemption of Shares

  A sale, exchange or redemption of shares in the Fund will generally give rise to a capital gain or loss.

  In general, any capital gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held by a shareholder for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held by a shareholder for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares.

  Furthermore, all or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the Fund (or substantially identical shares) are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

  Return of Capital Distributions

  If the Fund makes a distribution to a shareholder in excess of its current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder's tax basis in its shares, and thereafter as capital gain.

  A return of capital is not taxable, but it reduces the shareholder's tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

  Capital Loss Carryforwards

  Capital losses in excess of capital gains ("net capital losses") are not permitted to be deducted against the Fund's net investment income. Instead, potentially subject to certain limitations, the Fund is able to carry net capital losses from any taxable year forward to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years.

  Distributions from capital gains are generally made after applying any available capital loss carryforwards.

  Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains.

  The Fund may carry net capital losses forward to one or more subsequent taxable years without expiration. The Fund must apply such carryforwards first against gains of the same character.

  The Fund must use any post-2010 losses, which will not expire, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period.

  Derivative and Other Transactions

  Transactions in Derivative Instruments

  Certain of the Fund's investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains in the Fund's income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; (iii) cause adjustments in the holding periods of portfolio securities; (iv) convert capital gains into ordinary income; (v) characterize both realized and unrealized gains or losses as short-term or long-term, irrespective of the holding period of the investment; and (vi) require inclusion of unrealized gains or losses in the Fund's income for purposes of determining whether 90% of the Fund's gross income is qualifying income.  Such provisions may apply to, among other investments, futures contracts, options on futures contracts, options on securities, options on security indices, forward contracts, swaps, credit default swaps, short sales, securities loans and other similar transactions, and foreign securities.  The Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as a regulated investment company.

  The tax treatment of certain positions entered into by the Fund (including regulated futures contracts, certain foreign currency positions and certain listed non-equity options) will be governed by Section 1256 of the Code ( "section 1256 contracts").  Gains or losses on section 1256 contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses ("60/40"), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character (See "Foreign Currency Transactions and Related Hedging Transactions" below).  Also, section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized, and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

  The timing and character of income and losses arising in respect of swap contracts are, in many instances, unclear.  In addition, the tax treatment of a payment made or received on a swap contract held by the Fund, and in particular, whether such payment is, in whole or in part, capital or ordinary in character, will vary depending upon the terms of the particular swap contract.

  Transactions in options, futures and forward contracts and swaps undertaken by the Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized.  In addition, certain carrying charges (including interest expenses) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

  The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions. The consequences to the Fund of certain transactions under the straddle rules remain unclear.

  Book Income and Taxable Income

  Certain of the Fund's investments in derivative instruments and foreign currency-denominated instruments, and any of the Fund's transactions in foreign currencies and hedging activities, are likely to produce a difference between its book income and its taxable income.

  If the Fund's book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

  If the Fund's book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment and avoid the Fund-level tax.

  Foreign Currency Transactions and Related Hedging Transactions

  The Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

  Foreign currency gains are generally treated as qualifying income for purposes of the 90% gross income test described above. There is a remote possibility that the Secretary of the Treasury will issue contrary tax regulations with respect to foreign currency gains that are not directly related to a regulated investment company's principal business of investing in stocks or securities (or options or futures with respect to stocks or securities), and such regulations could apply retroactively.

  Real Estate Investment Trusts

  Any investment by the Fund in equity securities of REITs qualifying as real estate investment trusts under Subchapter M of the Code may result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Dividends received by the Fund from a REIT will not qualify for the "dividends-received deduction" and generally will not constitute "qualified dividend income."  See "Investment Income" above.

  Investments in Other Regulated Investment Companies

  The Fund's investments in shares of other mutual funds, ETFs or other companies that are treated as regulated investment companies (each, an "underlying RIC"), can cause the Fund to be required to distribute greater amounts of net investment income or net capital gain than the Fund would have distributed had it invested directly in the securities held by the underlying RIC, rather than in shares of the underlying RIC. Further, the amount or timing of distributions from the Fund qualifying for treatment as a particular character (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the underlying RIC.

  If the Fund receives dividends from an underlying RIC, and the underlying RIC reports such dividends as "qualified dividend income," then the Fund is permitted in turn to report a portion of its distributions as qualified dividend income, provided the Fund meets holding period and other requirements with respect to shares of the underlying RIC.

  If the Fund receives dividends from an underlying RIC and the underlying RIC reports such dividends as eligible for the "dividends-received deduction," then the Fund is permitted in turn to report its distributions derived from those dividends as eligible for the dividends-received deduction as well, provided the Fund meets holding period and other requirements with respect to shares of the underlying RIC.  Qualified dividend income and the dividends-received deduction are described below.

  Mortgage-Related Securities

  The Fund may invest directly or indirectly (e.g. through REITs) in residual interests in real estate mortgage investment conduits ("REMICs"), including by investing in collateralized mortgage obligations with respect to which an election to be treated as a REMIC is in effect, or equity interests in taxable mortgage pools ("TMPs").  Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued, but may apply retroactively, a portion of the Fund's income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an "excess inclusion") will be subject to U.S. federal income tax in all events.  This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly.  As a result, the Fund investing in such interests may not be a suitable investment for charitable remainder trusts. See "Tax-Exempt Shareholders" below.

  In general, excess inclusion income  allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income ("UBTI") to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder; will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the Code.

  Income of the Fund that would be UBTI if earned directly by a tax-exempt entity generally will not constitute UBTI when distributed to a tax-exempt shareholder of the Fund. Notwithstanding the foregoing, a tax-exempt shareholder will recognize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).  Furthermore, a tax-exempt shareholder may recognize UBTI if the Fund recognizes excess inclusion income derived from direct or indirect investments in REMIC residual interests or TMPs if the amount of such income recognized by the Fund exceeds the Fund's investment company taxable income (after taking into account deductions for dividends paid by the Fund).

  Under legislation enacted in December 2006, a charitable remainder trust ("CRT"), as defined in Section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI.  Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in the Fund that recognizes excess inclusion income.  Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in the Fund that recognizes excess inclusion income, then the Fund will be subject to a tax on that portion of its excess inclusion income for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder's distributions for the year by the amount of the tax that relates to such shareholder's interest in the Fund.  CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Fund.

  Commodity-Linked Instruments

  The Fund's use of commodity-linked derivatives can be limited by the Fund's intention to qualify as a regulated investment company and can bear on its ability to so qualify. Income and gains from certain commodity-linked derivatives do not constitute qualifying income to a regulated investment company for purposes of the 90% gross income test described above. The tax treatment of certain other commodity-linked derivative instruments in which the Fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a regulated investment company. If the Fund were to treat income or gain from a particular instrument as qualifying income and the income or gain were later determined not to constitute qualifying income and, together with any other non-qualifying income, caused the Fund's non-qualifying income to exceed 10% of its gross income in any taxable year, the Fund would fail to qualify as a regulated investment company unless it is eligible to and does pay a tax at the Fund level.

  The tax rules are uncertain with respect to the treatment of income or gains arising in respect of commodity-linked ETNs and certain commodity-linked structured notes; also, the timing and character of income or gains arising from ETNs can be uncertain.  An adverse determination or future guidance by the IRS (which determination or guidance could be retroactive) may affect the Fund's ability to qualify for treatment as a regulated investment company and to avoid the Fund-level tax.

  To the extent that, in order to achieve exposure to commodities, the Fund invests in entities that are treated as pass-through vehicles for U.S. federal income tax purposes, including, for instance, certain ETFs (e.g., ETFs investing in gold bullion) and partnerships other than qualified publicly traded partnerships (as defined above), all or a portion of any income and gains from such entities could constitute non-qualifying income to the Fund for purposes of the 90% gross income requirement described above.  In such a case, the Fund's investments in such entities could be limited by its intention to qualify as a regulated investment company and could bear on its ability to so qualify.  Certain commodities-related ETFs may qualify as qualified publicly traded partnerships.  In such cases, the net income derived from such investments will constitute qualifying income for purposes of the 90% gross income requirement.  If, however, such a vehicle were to fail to qualify as a qualified publicly traded partnership in a particular year, a portion of the gross income derived from it in such year could constitute non-qualifying income to the Fund for purposes of the 90% gross income requirement and thus could adversely affect the Fund's ability to qualify as a regulated investment company for a particular year.  In addition, the diversification requirement described above for regulated investment company qualification will limit the Fund's investments in one or more vehicles that are qualified publicly traded partnerships to 25% of the Fund's total assets as of the close of each quarter of the Fund's taxable year.

  Investment in Securities of Certain Foreign Corporations

  Income, proceeds and gains received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

  Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes.

  If more than 50% of the Fund's assets at taxable year end consists of the securities of foreign corporations, the Fund may elect to permit shareholders who are U.S. citizens or residents or U.S. corporations to claim a credit or deduction (but not both) on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries in respect of foreign securities the Fund held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes.

  A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction (if any) for the amount of such taxes. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 31-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend.

  Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

  Shareholders who are not subject to U.S. federal income tax, and those who invest in the Fund through tax-advantaged accounts (including those who invest through tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund.

  The Fund's investments that are treated as equity investments for U.S. federal income tax purposes in certain passive foreign investment companies ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on gains from the sale of its investment in such a company. This tax cannot be eliminated by making distributions to shareholders of the Fund. However, if certain conditions are met, the Fund may elect to avoid the imposition of that tax. For example, the Fund may elect, pursuant to Sections 1293 and 1295 of the Code, to treat a PFIC as a "qualified electing fund" (a "QEF election"), in which case the Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. The Fund also may make an election, pursuant to Section 1296 of the Code, to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year (a "mark-to-market election").

  Such gains and losses are treated as ordinary income and loss.

  The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirements, which also may accelerate the recognition of gain and affect the Fund's total return.

  Dividends paid by PFICs will not be eligible to be treated as "qualified dividend income."

  A foreign corporation is a "passive foreign investment company" if: (i) 75% or more of its gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) held by such corporation during the taxable year which produce or are held for the production of passive income is at least 50%.

  Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains.

  Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business activities and certain income received from related persons. Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

  A foreign issuer in which the Fund invests will not be treated as a PFIC with respect to the Fund if such issuer is a controlled foreign corporation ("CFC") for U.S. federal income tax purposes and the Fund holds (directly, indirectly, or constructively) 10% or more of the voting interests in or total value of such issuer. In such a case, the Fund generally would be required to include in gross income each year, as ordinary income, its share of certain amounts of the CFC's income, whether or not the CFC distributes such amounts to the Fund.

  Investments in Certain Debt Obligations

  Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) will be treated as debt obligations that are issued originally at a discount.

  Generally, the original issue discount ("OID") is treated as interest income and is included in the Fund's income and required to be distributed by the Fund over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

  Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by the Fund in the secondary market may be treated as having market discount. Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its "revised issue price") over the purchase price of such obligation. Subject to the discussion in the next paragraph regarding Section 451 of the Code, (i) generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security, (ii) alternatively, the Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund's income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security, and (iii) the rate at which the market discount accrues, and thus is included in the Fund's income, will depend upon which of the permitted accrual methods the Fund elects.

  Notwithstanding the discussion in the proceeding paragraph, effective for taxable years beginning after 2017, Section 451 of the Code generally requires any accrual method taxpayer to take into account items of gross income no later than the time at which such items are taken into account as revenue in the taxpayer's financial statements. Although the application of Section 451 to the accrual of market discount is currently unclear, the IRS and the Department of Treasury have announced their intent to issue proposed regulations providing that Section 451 does not apply to market discount. If Section 451 were to apply to the accrual of market discount, the Fund would be required to include in income any market discount as it takes the same into account on its financial statements.

  Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by the Fund may be treated as having OID or, in certain cases, "acquisition discount" (very generally, the excess of the stated redemption price over the purchase price). The Fund will be required to include the OID or acquisition discount in income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.

  The rate at which OID or acquisition discount accrues, and thus is included in the Fund's income, will depend upon which of the permitted accrual methods the Fund elects. If the Fund holds the foregoing kinds of obligations, or other obligations subject to special rules under the Code, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received.

  Such distributions may be made from the cash assets of the Fund or, if necessary, by disposition of portfolio securities including at a time when it may not be advantageous to do so. These dispositions may cause the Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend than if the Fund had not held such obligations.

  Very generally, where the Fund purchases a bond at a price that exceeds the redemption price at maturity – that is, at a premium – the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if the Fund makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the Fund reduces the current taxable income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds, the Fund is permitted to deduct any remaining premium allocable to a prior period.

  A portion of the OID accrued on certain high yield discount obligations may not be deductible to the issuer and will instead be treated as a dividend paid by the issuer for purposes of the dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends received deduction to the extent attributable to the deemed dividend portion of such OID.

  Investments in Debt Obligations that are at Risk of or in Default Present Special Tax Issues for the Fund

  Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount; whether or to what extent the Fund should recognize market discount on a debt obligation; when and to what extent the Fund may take deductions for bad debts or worthless securities; and how the Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by the Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

  Tax Shelter Reporting Regulations

  Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886.

  Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper.

  Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

  Shares Purchased Through Tax-advantaged Arrangements

  Special tax rules apply to investments though defined contribution plans and other tax-qualified plans or tax-advantaged arrangements.

  Shareholders should consult their tax advisers to determine the suitability of shares of the Fund as an investment through such plans and arrangements and the precise effect of such an investment in their particular tax situations.

  Tax-Exempt Shareholders

  Under current law, the Fund serves to "block" (that is, prevent the attribution to shareholders of) UBTI from being realized by tax-exempt shareholders.

  Notwithstanding this "blocking" effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Code.

  Backup Withholding

  The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

  For a foreign person (as defined below) to qualify for exemption from the backup withholding tax and for reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Fund should consult their tax advisers in this regard.

  Foreign Shareholders

  Distributions by the Fund to shareholders that are not "U.S. persons" within the meaning of the Code ("foreign persons") properly reported by the Fund as (1) Capital Gain Dividends, (2) short-term capital gain dividends and (3) interest-related dividends, each as defined and subject to certain conditions described below, generally are not subject to withholding of U.S. federal income tax.

  In general, the Code defines (1) "short-term capital gain dividends" as distributions of net short-term capital gains in excess of net long-term capital losses and (2) "interest-related dividends" as distributions from U.S. source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, in each case to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders.

  The exceptions to withholding for Capital Gain Dividends and short-term capital gain dividends do not apply to (a) distributions to an individual foreign person who was present in the U.S. for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions attributable to gain that is treated as effectively connected with the conduct by the foreign person of a trade or business within the United States under special rules regarding the disposition of U.S. real property interests.

  The exception to withholding for interest-related dividends does not apply to distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the U.S., or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation. The Fund is permitted to report such part of its dividends as short-term capital gain and/or interest-related dividends as are eligible, but is not required to do so.

  In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports all or a portion of such payments as short-term capital gain or interest-related dividends to shareholders.

  Foreign persons should contact their intermediaries regarding the application of these rules to their accounts.

  Distributions by the Fund to beneficial holders of shares who are foreign persons other than Capital Gain Dividends, short-term capital gain dividends and interest-related dividends (e.g., dividends attributable to dividend and foreign-source interest income or to short-term capital gains or U.S. source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

  A beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on a sale, exchange or redemption of such shares of the Fund unless (i) such gain is "effectively connected" with the conduct of a trade or business carried on by such holder within the U.S., (ii) in the case of an individual holder, the holder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met or (iii) the special rules relating to gain attributable to the sale or exchange of "U.S. real property interests" ( "USRPIs") apply to the foreign holder's sale, exchange or redemption of shares of the Fund (as described below).

  Special rules would apply if the Fund were a qualified investment entity ("QIE") because it is either a "U.S. real property holding corporation" ("USRPHC") or would be a USRPHC but for the operation of certain exceptions to the definition of USRPIs described below. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation's USRPIs, interests in real property located outside the United States, and other trade or business assets. USRPIs generally are defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or, very generally, an entity that has been a USRPHC in the last five years. A regulated investment company that holds, directly or indirectly, significant interests in REITs may be a USRPHC. Interests in domestically controlled QIEs, including REITs and regulated investment companies that are QIEs, not-greater-than-10% interests in publicly traded classes of stock in REITs and not-greater-than-5% interests in publicly traded classes of stock in regulated investment companies generally are not USRPIs, but these exceptions do not apply for purposes of determining whether the Fund is a QIE.  If an interest in the Fund were a USRPI, the Fund would be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign holder, in which case such foreign holder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

  If the Fund were a QIE, under a special "look through" rule, any distributions by the Fund to a foreign holder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable directly or indirectly to (i) distributions received by the Fund from a lower-tier regulated investment company or REIT that the Fund is required to treat as USRPI gain in its hands and (ii) gains realized on the disposition of USRPIs by the Fund would retain their character as gains realized from USRPIs in the hands of the Fund's foreign holders and would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign holder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign holder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign holder's current and past ownership of the Fund.

  Foreign holders of the Fund also may be subject to "wash sale" rules to prevent the avoidance of the tax-filing and -payment obligations discussed above through the sale and repurchase of Fund shares.

  Foreign holders should consult their tax advisers and, if holding shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in the Fund.

  If a foreign person is potentially eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the U.S. A foreign person may also be subject to U.S. withholding tax on the proceeds of a redemption of Fund shares if such redemption proceeds are treated as a dividend as described above under "Sale, Exchange or Redemption of Shares." More generally, foreign persons who are residents in a country with an income tax treaty with the U.S. may obtain different tax results than those described herein, and are urged to consult their tax advisers.

  A beneficial holder of shares who is a foreign person may be subject to state, local or foreign taxes, and to the U.S. federal estate tax in addition to the U.S. federal income tax rules described above.

  Certain Additional Withholding and Reporting Requirements

  Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of the Fund could be required to report annually their "financial interest" in the Fund's "foreign financial accounts," if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts (FBAR).

  Shareholders should consult a tax adviser regarding the applicability to them of this reporting requirement.

  Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, "FATCA") generally require the Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an "IGA") between the United States and a foreign government.

  If a shareholder fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, the Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays and 30% of the gross proceeds of share redemptions or exchanges and certain capital gain dividends it pays on or after January 1, 2019.

  If a payment by the Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign persons described above (e.g., Capital Gain Dividends, short-term capital gain dividends and interest-related dividends).

  Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor's own situation, including investments through an intermediary.

  Financial Statements

  Cohen & Company, Ltd. is the Fund's independent registered public accounting firm. The Fund's initial financial statements and accompanying Notes to Financial Statements and Cohen & Company, Ltd.'s report thereon, will be included in the annual report covering the first fiscal year following the Fund's commencement of investment operations.

  PART C.  OTHER INFORMATION

  Item 28.  Exhibits.

  The following Exhibits are filed herewith or incorporated by reference:

  (a)                                 1.                    Second Amended and Restated Agreement and Declaration of Trust of Registrant, dated February 27, 2017, incorporated by reference to Post-Effective Amendment No. 11 to the registration statement of the Trust on Form N-1A filed March 1, 2017.

  2.                    Amendment No. 1, dated June 22, 2017, to the Second Amended and Restated Agreement and Declaration of Trust, incorporated by reference to Post-Effective Amendment No. 14 to the registration statement of the Trust on Form N-1A filed July 14, 2017.

  3.                    Amendment No. 2, dated December 13, 2017, to the Second Amended and Restated Agreement and Declaration of Trust, incorporated by reference to Post-Effective Amendment No. 17 to the registration statement of the Trust on Form N-1A filed February 2, 2018.

  4.                    Amendment No. 3, dated April 26, 2018, to the Second Amended and Restated Agreement and Declaration of Trust, incorporated by reference to Post-Effective Amendment No. 20 to the registration statement of the Trust on Form N-1A filed May 8, 2018.

  5.                    Amendment No. 4, dated September 25, 2018, to the Second Amended and Restated Agreement and Declaration of Trust, incorporated by reference to Post-Effective Amendment No. 31 to the registration statement of the Trust on Form N-1A filed October 5, 2018.

  (b)                                                               Copy of By-Laws of Registrant as amended November 13, 2003, incorporated by reference to Amendment No. 5 to the registration statement of the Trust on Form N-1A filed on May 5, 2004.

  (c)                                                                Portions of Second Amended and Restated Agreement and Declaration of Trust and By-Laws Relating to Shareholders’ Rights.  (See (a) and (b) above).

  (d)                                 1.                    Amended and Restated Investment Advisory Agreement between Baillie Gifford Overseas Limited and the Registrant, on behalf of each Fund, dated January 1, 2015, incorporated by reference to Pre-Effective Amendment No. 1 to the registration statement of the Trust on Form N-1A filed April 2, 2015.

  (i)                              Amended and Restated Schedule A to the Amended and Restated Investment Advisory Agreement for the Baillie Gifford Funds, adding the Multi Asset Fund, effective as of July 1, 2018, filed herewith.

  (ii)                           Amended and Restated Schedule A to the Amended and Restated Investment Advisory Agreement for the Baillie Gifford Funds, adding The International Smaller Companies Fund, effective as of December 14, 2018, to be filed by amendment.

  (e)                                  1.                    Distribution Agreement between Baillie Gifford Funds Services LLC and the Registrant, dated February 27, 2015, incorporated by reference to Pre-Effective Amendment No. 1 to the registration statement of the Trust on Form N-1A filed April 2, 2015.

  (i)                              Amended and Restated Appendix A to the Distribution Agreement between the Registrant and Baillie Gifford Services LLC, adding the Multi Asset Fund, effective July 1, 2018,  filed herewith.

  (ii)                           Amended and Restated Appendix A to the Distribution Agreement between the Registrant and Baillie Gifford Services LLC, adding The International Smaller Companies Fund, effective as of December 14, 2018,  to be filed by amendment.

  2.                    Distribution Agreement between Baillie Gifford Funds Services LLC and the Registrant, on behalf of its series, The International Choice Fund, dated February 27, 2015, incorporated by reference to Amendment No. 24 under the Investment Company Act of 1940 (the “1940 Act”) to the registration statement of the Trust on Form N-1A filed April 30, 2015.

  (f)                                                                 Not applicable.

  (g)                                  1.                    Custody Agreement between the Registrant and Bank of New York dated September 29, 2000, incorporated by reference to the initial registration statement of the Trust on Form N-1A filed December 22, 2000.

  (i)                              Amendment to Custody Agreement between the Registrant and Bank of New York dated December 30, 2013, incorporated by reference to Amendment No. 18 to the registration statement of the Trust on Form N-1A filed April 30, 2014.

  (ii)                           Side Letter to Custody Agreement between the Registrant and Bank of New York dated April 28, 2014 incorporated by reference to Amendment No. 18 to the registration statement of the Trust on Form N-1A filed April 30, 2014.

  (iii)                        Form of Side Letter to Custody Agreement between the Registrant and Bank of New York, incorporated by reference to Post-Effective Amendment No. 8 to the registration statement of the Trust on Form N-1A filed April 29, 2016.

  (iv)                       Supplement to the Custody Agreement Hong Kong-China Stock Connect Service — SPSA Account Model between the Registrant and Bank of New York dated November 14, 2016, filed herewith.

  (v)                          Seventh Amendment to Custody Agreement between the Registrant and Bank of New York dated November 1, 2017, incorporated by reference to Post-Effective Amendment No. 19 to the registration statement of the Trust on Form N-1A filed on April 30, 2018.

  (vi)                       Transaction Processing Services Letter between the Registrant and Bank of New York dated August 27, 2018, filed herewith.

  (vii)                    Eighth Amendment to Custody Agreement between the Registrant and Bank of New York, adding The Multi Asset Fund, dated October 9, 2018, filed herewith.

  (viii)                 FundSettle Supplemental Agreement between the Registrant and Bank of New York, dated [    ], 2018, to be filed by amendment.

  (ix)                       Ninth Amendment to Custody Agreement between the Registrant and Bank of New York, adding The International Smaller Companies Fund, dated [  ], to be filed by amendment.

  2.                    Form of Foreign Custodian Manager Agreement dated September 29, 2000 between the Registrant and Bank of New York, incorporated by reference to the initial registration statement of the Trust on Form N-1A filed December 22, 2000.

  (i)                              Amendment to Foreign Custodian Manager Agreement dated June 15, 2015, to be filed by amendment.

  (ii)                           Form of Amendment Agreement to Foreign Custodian Management Agreement, incorporated by reference to Post-Effective Amendment No. 8 to the registration statement of the Trust on Form N-1A filed April 29, 2016.

  (iii)                        Amendment Agreement to Foreign Custody Management Agreement, dated July 20, 2016, incorporated by reference to Post-Effective Amendment No. 19 to the registration statement of the Trust on Form N-1A filed on April 30, 2018.

  (iv)                       Second Amendment Agreement to Foreign Custody Management Agreement, dated April 24, 2018, incorporated by reference to Post-Effective Amendment No. 19 to the registration statement of the Trust on Form N-1A filed on April 30, 2018.

  (v)                          Third Amendment Agreement dated October 9, 2018 to the Foreign Custodian Management Agreement between the Registrant and Bank of New York Mellon, adding The Multi Asset Fund, filed herewith.

  (vi)                       Fourth Amendment dated [ ] to the Foreign Custodian Management Agreement between the Registrant and Bank of New York Mellon, adding The International Smaller Companies Fund, to be filed by amendment.

  (h)                                 1.                    Fund Administration and Accounting Agreement between the Registrant and Bank of New York Mellon dated September 29, 2000, incorporated by reference to the initial registration statement of the Trust on Form N-1A filed December 22, 2000.

  (i)                              Form of Amendment to Fund Administration and Accounting Agreement between the Registrant and Bank of New York Mellon, incorporated by reference to Pre-Effective Amendment No. 1 to the registration statement of the Trust on Form N-1A filed April 2, 2015.

  (ii)                           Form of Second Amendment Agreement to Fund Administration and Accounting Agreement between the Registrant and Bank of New York Mellon, incorporated by reference to Post-Effective Amendment No. 8 to the registration statement of the Trust on Form N-1A filed April 29, 2016.

  (iii)                        Second Amendment Agreement to the Fund Administration and Accounting Agreement between the Registrant and Bank of New York Mellon, dated November 1, 2017, adding The Global Select Equity Fund, The International Concentrated Growth Fund and The Positive Change Equity Fund, incorporated by reference to Post-Effective Amendment No. 19 to the registration statement of the Trust on Form N-1A filed on April 30, 2018.

  (iv)                       Fourth Amendment Agreement dated October 9, 2018 to the Fund Administration and Accounting Agreement between the Registrant and Bank of New York Mellon, adding The Multi Asset Fund, filed herewith.

  (v)                          Fifth Amendment Agreement dated [  ] to the Fund Administration and Accounting Agreement between the Registrant and Bank of New York Mellon, adding The International Smaller Companies Fund, to be filed by amendment.

  2.                    Form of Subscription Agreement for the purchase of shares of series of the Trust registered under the 1940 Act only, incorporated by reference to Amendment No. 23 to the registration statement of the Trust on Form N-1A filed April 30, 2015.

  3.                    Form of Subscription Agreement for the purchase of shares of series of the Trust registered under the 1933 Act, incorporated by reference to Post-Effective Amendment No. 2 to the registration statement of the Trust on Form N-1A filed April 30, 2015.

  4.                    Transfer Agency Agreement between the Registrant and Bank of New York Mellon, dated September 1, 2014, incorporated by reference to Pre-Effective Amendment No. 1 to the registration statement of the Trust on Form N-1A filed April 2, 2015.

  (i)                              Form of Amendment Agreement to Transfer Agency Agreement between the Registrant and Bank of New York Mellon, incorporated by reference to Post-Effective Amendment No. 8 to the registration statement of the Trust on Form N-1A filed April 29, 2016.

  (ii)                           Amendment to the Transfer Agency Agreement between the Registrant and Bank of New York Mellon, adding The Global Select Equity Fund, The International Concentrated Growth Fund and The Positive Change Equity Fund and making certain other amendments, effective as of August 4, 2017, incorporated by reference to Post-Effective Amendment No. 17 to the registration statement of the Trust on Form N-1A filed February 2, 2018.

  (iii)                        Amendment No. 2, dated February 20, 2018, to the Transfer Agency Agreement between the Registrant and Bank of New York Mellon, filed herewith.

  (iv)                       Amendment No. 4, dated September 28, 2018, to the Transfer Agency Agreement between the Registrant and Bank of New York Mellon, adding the Multi Asset Fund, filed herewith.

  (v)                          Amendment No. 5, dated [   ], to the Transfer Agency Agreement between the Registrant and Bank of New York Mellon, adding the International Smaller Companies Fund, to be filed by amendment.

  (vi)                       Amendment No. 6, dated [  ], to the Transfer Agency Agreement between the Registrant and Bank of New York Mellon, to be filed by amendment.

  5.                    Credit Agreement between the Registrant and The Bank of New York Mellon, dated May 1, 2017, incorporated by reference to Post-Effective Amendment No. 12 to the registration statement of the Trust on Form N-1A filed April 28, 2017.

  (i)                              Fee Letter Agreement among the Registrant, Baillie Gifford Overseas Limited, and The Bank of New York Mellon, dated April 24, 2018, incorporated by reference to Post-Effective

  Amendment No. 19 to the registration statement of the Trust on Form N-1A filed on April 30, 2018.

  (ii)                           Amendment No. 1, dated September 19, 2017, to the Credit Agreement between the Registrant and The Bank of New York Mellon, adding The Global Select Equity Fund, The International Concentrated Growth Fund, and The Positive Change Equity Fund, incorporated by reference to Post-Effective Amendment No. 17 to the registration statement of the Trust on Form N-1A filed February 2, 2018.

  (iii)                        Amendment No. 2, dated April 24, 2018, to the Credit Agreement between the Registrant and The Bank of New York Mellon, adding The Multi Asset Fund, incorporated by reference to Post-Effective Amendment No. 19 to the registration statement of the Trust on Form N-1A filed on April 30, 2018.

  (iv)                       Amendment No. 3, dated [   ], to the Credit Agreement between the Registrant and The Bank of New York Mellon, adding The International Smaller Companies Fund, to be filed by amendment.

  6.                    Form of Indemnification Agreement between the Registrant and each Trustee, incorporated by reference to Post-Effective Amendment No. 14 to the registration statement of the Trust on Form N-1A filed July 14, 2017.

  7.                    Expense Limitation Agreement between Baillie Gifford Overseas Limited and the Registrant, on behalf of its series, The Asia Ex Japan Fund, The Global Select Equity Fund, The International Concentrated Growth Fund, The Long Term Global Growth Equity Fund, The Positive Change Equity Fund, and The U.S. Equity Growth Fund, incorporated by reference to Post-Effective Amendment No. 19 to the registration statement of the Trust on Form N-1A filed on April 30, 2018.

  8.                    Expense Limitation Agreement between Baillie Gifford Overseas Limited and the Registrant, on behalf of its series, The Multi Asset Fund, filed herewith.

  9.                    Expense Limitation Agreement between Baillie Gifford Overseas Limited and the Registrant, on behalf of its series, The International Smaller Companies Fund, to be filed by amendment.

  10.             Affiliated Management Fee Waiver between Baillie Gifford Overseas Limited and the Registrant, on behalf of its series, The Multi Asset Fund, dated July 1, 2018, filed herewith.

  (i)                                     1.                    Opinion and consent of Ropes & Gray LLP as to the Registrant’s shares, incorporated by reference to Pre-Effective Amendment No. 1 to the registration statement of the Trust on Form N-1A filed April 2, 2015.

  2.                    Opinion and consent of Ropes & Gray LLP as to The Asia Ex Japan Fund, incorporated by reference to Post-Effective Amendment No. 8 to the registration statement of the Trust on Form N-1A filed April 29, 2016.

  3.                    Opinion and consent of Ropes & Gray LLP as to The Global Select Equity Fund, The International Concentrated Growth Fund, and The Positive Change Equity Fund, incorporated by reference to Post-Effective Amendment No. 15 to the registration statement of the Trust on Form N-1A filed September 27, 2017.

  4.                    Opinion and consent of Ropes & Gray LLP as to The Multi Asset Fund, filed herewith.

  5.                    Opinion and consent of Ropes & Gray LLP as to The International Smaller Companies Fund, to be filed by amendment.

  (j)                                                                  Consent of Cohen & Company, Ltd., incorporated by reference to Post-Effective Amendment No. 19 to the registration statement of the Trust on Form N-1A filed on April 30, 2018.

  (k)                                                               Not applicable.

  (l)                                                                   Not applicable.

  (m)                             1.                    Shareholder Service Plan, amended as of June 22, 2017 to remove Class 1, The Asia Ex Japan Fund, and The U.S. Equity Growth Fund, incorporated by reference to Post-Effective Amendment No. 14 to the registration statement of the Trust on Form N-1A filed July 14, 2017.

  2.                    Shareholder Servicing Agreement between the Registrant and Baillie Gifford Overseas Limited, dated January 1, 2015, incorporated by reference to Pre-Effective Amendment No. 1 to the registration statement of the Trust on Form N-1A filed April 2, 2015.

  (i)                              Amendment Agreement to Shareholder Servicing Agreement between the Registrant and Baillie Gifford Overseas Limited dated December 10, 2015, incorporated by reference to Post-Effective Amendment No. 8 to the registration statement of the Trust on Form N-1A filed April 29, 2016.

  (ii)                           Second Amendment Agreement dated June 22, 2017 to the Shareholder Servicing Agreement between the Registrant and Baillie Gifford Overseas Limited, removing The Asia Ex Japan Fund, The Emerging Markets Bond Fund, and The U.S. Equity Growth Fund, incorporated by reference to Post-Effective Amendment No. 17 to the registration statement of the Trust on Form N-1A filed February 2, 2018.

  3.                    Class K and Institutional Class Administration and Supervisory Agreement for the Baillie Gifford Funds between the Registrant, on behalf of its series, The International Equity Fund, The EAFE Fund, The EAFE Choice Fund, The EAFE Pure Fund, The Emerging Markets Fund, The Global Alpha Equity Fund, The Long Term Global Growth Equity Fund, The U.S. Equity Growth Fund, and The Asia Ex Japan Fund, and Baillie Gifford Overseas Limited, dated May 1, 2017, incorporated by reference to Post-Effective Amendment No. 12 to the registration statement of the Trust on Form N-1A filed April 28, 2017.

  (i)                              Amended and Restated Schedule A to the Class K and Institutional Class Administration and Supervisory Agreement for the Baillie Gifford Funds, effective as of July 1, 2018, adding the Multi Asset Fund, filed herewith.

  (ii)                           Amended and Restated Schedule A to the Class K and Institutional Class Administration and Supervisory Agreement for the Baillie Gifford Funds, adding The International Smaller Companies Fund, effective as of December 14, 2018, to be filed by amendment.

  4.                    Institutional Class Sub-Accounting Services Agreement for the Baillie Gifford Funds between the Registrant, on behalf of its series, The International Equity Fund, The EAFE Fund, The EAFE Choice Fund, The EAFE Pure Fund, The Emerging Markets Fund, The Global Alpha Equity Fund, The Long Term Global Growth Equity Fund, The U.S. Equity Growth Fund, and The Asia Ex Japan Fund, and Baillie Gifford Overseas Limited, dated May 1, 2017, incorporated by reference to Post-Effective Amendment No. 12 to the registration statement of the Trust on Form N-1A filed April 28, 2017.

  (i)                              Amended and Restated Schedule A to the Institutional Class Sub-Accounting Services Agreement for the Baillie Gifford Funds, adding The Multi Asset Fund, effective as of July 1, 2018, filed herewith.

  (ii)                           Amended and Restated Schedule A to the Institutional Class Sub-Accounting Services Agreement for the Baillie Gifford Funds, adding The International Smaller Companies Fund, effective as of December 14, 2018, to be filed by amendment.

  5.                    Second Amended and Restated Administration, Supervisory and Sub-Accounting Services Plan for Class K and Institutional Class Shares, adding The Multi Asset Fund, effective July 1, 2018, filed herewith.

  6.                    Third Amended and Restated Administration, Supervisory and Sub-Accounting Services Plan for Class K and Institutional Class Shares, adding The International Smaller Companies Fund, effective

  December 14, 2018, to be filed by amendment.

  (n)                                                               Plan Pursuant to Rule 18f-3, amended and restated as of May 1, 2017, incorporated by reference to Post-Effective Amendment No. 12 to the registration statement of the Trust on Form N-1A filed April 28, 2017.

  (o)                                                               Reserved.

  (p)                                 1.                    Code of Ethics of the Registrant, incorporated by reference to Pre-Effective Amendment No. 1 to the registration statement of the Trust on Form N-1A filed April 2, 2015.

  2.                    Code of Ethics of Baillie Gifford Overseas Limited and Baillie Gifford Funds Services LLC, incorporated by reference to Pre-Effective Amendment No. 1 to the registration statement of the Trust on Form N-1A filed April 2, 2015.

  3.                    Code of Ethics for Principal Executive and Senior Financial Officers of the Registrant, incorporated by reference to Amendment No. 8 to the registration statement of the Trust on Form N-1A filed April 30, 2007.

  (q)                                 1.                    Power of Attorney for Howard W. Chin, Pamela M.J. Cox, Bruce C. Long, Robert E. Rigsby, and Lindsay Cockburn, dated March 15, 2018, incorporated by reference to Post-Effective Amendment No. 19 to the registration statement of the Trust on Form N-1A filed on April 30, 2018.

  2.                    Power of Attorney for David W. Salter, dated March 15, 2018, incorporated by reference to Post-Effective Amendment No. 19 to the registration statement of the Trust on Form N-1A filed on April 30, 2018.

  Item 29.  Persons Controlled By or Under Common Control With the Registrant.

  Not applicable.

  Item 30.  Indemnification.

  Article VIII of the Registrant’s Second Amended and Restated Agreement and Declaration of Trust (as further amended from time to time, the “Declaration of Trust”) (See Exhibit a hereto) provides for indemnification of trustees and officers.  The effect of this provision is to provide indemnification for each of the Registrant’s trustees and officers against liabilities and counsel fees reasonably incurred in connection with the defense of any legal proceeding in which such trustee or officer may be involved by reason of being or having been a trustee or officer, except with respect to any matter as to which such trustee or officer shall have been adjudicated to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.  As to any matter disposed of without an adjudication by a court or other body, indemnification will be provided to the Registrant’s trustees and officers if (a) such indemnification is approved by a majority of the disinterested trustees, or (b) an opinion of independent legal counsel is obtained that such indemnification would not protect the trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties.

  The Registrant has also contractually agreed to indemnify each Trustee. The contractual agreement between the Trust and each Trustee delineates certain procedural aspects relating to indemnification and advancement of expenses and provides for indemnification and advancement to the fullest extent permitted by the Declaration of Trust and By-Laws of the Trust and the laws of The Commonwealth of Massachusetts, the Securities Act of 1933, as amended, and the 1940 Act, as amended.

  Item 31.  Business and Other Connections of the Investment Adviser.

  The Registrant’s investment adviser, Baillie Gifford Overseas Limited (“BGO”), is registered under the Investment Advisers Act of 1940 and regulated by the Financial Conduct Authority of the United Kingdom, and as such is engaged in the provision of investment advisory and management services to a variety of public and private investment pools and private accounts. Except as set forth below, the directors and officers of BGO, have been engaged during the last two fiscal years in no business, profession, vocation or employment of a substantial nature other than as directors or officers of BGO or certain of BGO’s corporate affiliates. The business and other connections of the officers and directors of BGO are listed in Schedules A and D of its Form ADV as currently on file with the SEC, the text of which Schedules are hereby incorporated herein by reference. The file number of BGO’s Form ADV is 801-21051. The address of BGO and its corporate affiliates is Calton Square, 1 Greenside Row, Edinburgh, UK.

Non-Baillie Gifford business, profession, vocation or
Name and Title	employment
N/A

  Item 32.  Principal Underwriters.

  (a) Not applicable.

  (b) Directors, Officers or Partners of the Distributor:

(1)	(2)	(3)
Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
David Salter Calton Square 1 Greenside Row Edinburgh, United Kingdom EH1 3AN	Chairman and Chief Executive Officer	Trustee, Chairman of the Board and President

Sarah McKechnie Calton Square 1 Greenside Row Edinburgh, United Kingdom EH1 3AN	Chief Compliance Officer	N/A

Suzanne Quinn Calton Square 1 Greenside Row Edinburgh, United Kingdom EH1 3AN	Acting Chief Compliance Officer	Chief Compliance Officer

Janice Parise Calton Square 1 Greenside Row Edinburgh, United Kingdom EH1 3AN	Financial and Operations Principal	N/A

Alison Graham Calton Square 1 Greenside Row Edinburgh, United Kingdom EH1 3AN	Director	N/A

Michael Saliba 780 Third Avenue, 47th Floor New York, NY 10017	Director	N/A

Kathrin Hamilton Calton Square 1 Greenside Row Edinburgh, United Kingdom EH1 3AN	Director	N/A

Sally Mayer Calton Square 1 Greenside Row Edinburgh, United Kingdom EH1 3AN	Secretary	N/A

  (c) Not applicable.

  Item 33.  Location of Accounts and Records.

  The records required by Section 31(a) and Rule 31a-1 through 3 under the 1940 Act will be maintained by Registrant at its offices, 1 Greenside Row, Edinburgh, Scotland, UK EH1 3AN, except that: (i) Transfer Agent and Custodian (located at 4400 Computer Drive, 015-2W12, Westborough, MA 01581) for Registrant, will maintain the records required by subparagraphs (a)(1), (b)(1)-(5) and (6)-(8) of Rule 31a-1 and by Rule 31a-2; and (ii) BGO, located at 1 Greenside Row, Edinburgh, Scotland, UK EH1 3AN will maintain the records required by Rule 31a-1(f) and Rule 31a-2(e).

  Item 34.  Management Services.

  Not applicable.

  Item 35.  Undertakings.

  Not applicable.

  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Edinburgh, Scotland, on the 28th day of November, 2018.

BAILLIE GIFFORD FUNDS

By:	/s/ David W. Salter
Name:	David W. Salter
Title:	President

  Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Howard W. Chin*	Trustee	November 28, 2018
Howard W. Chin

/s/ Pamela M. J. Cox*	Trustee	November 28, 2018
Pamela M. J. Cox

/s/ Bruce C. Long*	Trustee	November 28, 2018
Bruce C. Long

/s/ Robert E. Rigsby*	Trustee	November 28, 2018
Robert E. Rigsby

/s/ David W. Salter	Trustee & President (Principal Executive Officer)	November 28, 2018
David W. Salter

/s/ Lindsay Cockburn	Treasurer (Principal Financial and Accounting Officer)	November 28, 2018
Lindsay Cockburn

*By:	/s/ David W. Salter
David W. Salter**
Date: November 28, 2018

  **               Attorney-in-Fact pursuant to a Power of Attorney executed on March 15, 2018 and filed as an exhibit to Post-Effective Amendment No. 19 to the registration statement of the Trust on Form N-1A filed on April 30, 2018.

  EXHIBIT INDEX

Exhibit No.	Exhibit Title
(d)(1)(i).	Amended and Restated Schedule A to the Amended and Restated Investment Advisory Agreement for the Baillie Gifford Funds, adding the Multi Asset Fund, effective as of July 1, 2018.

(e)(1)(i).	Amended and Restated Appendix A to the Distribution Agreement between the Registrant and Baillie Gifford Services LLC, adding the Multi Asset Fund, effective July 1, 2018.

(g)(1)(iv).	Supplement to the Custody Agreement Hong Kong-China Stock Connect Service — SPSA Account Model between the Registrant and Bank of New York dated November 14, 2016.

(g)(1)(vi).	Transaction Processing Services Letter between the Registrant and Bank of New York dated August 27, 2018.

(g)(1)(vii).	Eighth Amendment to Custody Agreement between the Registrant and Bank of New York, adding The Multi Asset Fund, dated October 9, 2018.

(g)(2)(v).	Third Amendment Agreement dated October 9, 2018 to the Foreign Custodian Management Agreement between the Registrant and Bank of New York Mellon, adding The Multi Asset Fund.

(h)(1)(iv).	Fourth Amendment Agreement dated October 9, 2018 to the Fund Administration and Accounting Agreement between the Registrant and Bank of New York Mellon, adding The Multi Asset Fund.

(h)(4)(iii)	Amendment No. 2, dated February 20, 2018, to the Transfer Agency Agreement between the Registrant and Bank of New York Mellon.

(h)(4)(iv).	Amendment No. 4, dated September 28, 2018, to the Transfer Agency Agreement between the Registrant and Bank of New York Mellon, adding the Multi Asset Fund.

(h)(8).	Expense Limitation Agreement between Baillie Gifford Overseas Limited and the Registrant, on behalf of its series, The Multi Asset Fund.

(h)(10).	Affiliated Management Fee Waiver between Baillie Gifford Overseas Limited and the Registrant, on behalf of its series, The Multi Asset Fund, dated July 1, 2018.

(i)(4).	Opinion and consent of Ropes & Gray LLP as to The Multi Asset Fund.

(m)(3)(i).

  Amended and Restated Schedule A to the Class K and Institutional Class Administration and Supervisory Agreement for the Baillie Gifford Funds, effective as of July 1, 2018, adding the Multi Asset Fund.

(m)(4)(i).	Amended and Restated Schedule A to the Institutional Class Sub-Accounting Services Agreement for the Baillie Gifford Funds, adding The Multi Asset Fund, effective as of July 1, 2018.

(m)(5).	Second Amended and Restated Administration, Supervisory and Sub-Accounting Services Plan for Class K and Institutional Class Shares, adding The Multi Asset Fund, effective July 1, 2018.